         As filed with the Securities and Exchange Commission on June 21, 2002
                                             Registration No. 33-00488/811-04416


                         =============================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]


                         POST-EFFECTIVE AMENDMENT NO. 63
                                                                           [x]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]


                                Amendment No. 62                           [x]


                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                             W. Bruce McConnel, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Jacqueline Hummel, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):

         [  ] immediately upon filing pursuant to paragraph (b)

         [  ] 60 days after filing pursuant to paragraph (a)(i)

         [  ] on (date) pursuant to paragraph (a)(i)

         [  ] on (date) pursuant to paragraph (b)

         [X] 75 days after filing pursuant to paragraph (a)(ii)

         [  ] on (date) pursuant to paragraph (a)(iii) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              ===================

The Title of Securities Being Registered . . . . Shares of beneficial interest

                             ARMADA FUNDS PROSPECTUS
                                A SHARES (RETAIL)

                                __________, 2002





                            SHORT DURATION BOND FUND









THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 [SAILBOAT LOGO]
                                    ARMADA(R)
                                      FUNDS
                           DESIGN YOUR OWN DESTINY(TM)
                               www.armadafunds.com

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A Shares of the Armada Short Duration Bond Fund before investing. The Trust also offers Class A Shares as well as Class B and H Shares of Armada money market funds, equity funds, asset allocation funds, other fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at www.armadafunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:




ARMADA SHORT DURATION BOND FUND...............................................
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES........................
MORE INFORMATION ABOUT FUND INVESTMENTS.......................................
INVESTOR PROFILE..............................................................
INVESTMENT ADVISER AND INVESTMENT TEAM........................................
PURCHASING, SELLING AND EXCHANGING FUND SHARES................................
DIVIDENDS AND TAXES...........................................................
FINANCIAL HIGHLIGHTS..........................................................

SHORT DURATION BOND FUND

FUND SUMMARY


INVESTMENT GOAL                              High current income while
                                             preserving capital

PRINCIPAL INVESTMENT STRATEGY                Investing in high-quality fixed
                                             income securities with an average
                                             maturity of 9 to 15 months

PRINCIPAL RISKS                              Market risk, credit risk, interest
                                             rate risk, prepayment/extension
                                             risk

PRINCIPAL INVESTMENT STRATEGIES

The Short Duration Bond Fund's investment objective is to obtain high current income while preserving capital. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration of .8 to 1.2 years. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus the higher the Fund's duration, the more volatile will the price of its shares be. The Adviser may adjust the Fund's average duration within the .8 to 1.2 year range to take advantage of expected changes in interest rates.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. If a security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the interests of investors to sell.

Due to its investment strategy, the Fund will buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)


                                              CLASS A

Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)(1)                              4.75%
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as percentage of net asset
value)                                           None
------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                  None
------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                  None
------------------------------------------------------
Exchange Fee                                     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                        0.40%
------------------------------------------------------
Distribution and Service
(12b-1) Fees                                    0.10%
------------------------------------------------------
Other Expenses:
------------------------------------------------------
   Shareholder Servicing Fees(2)                0.25%
------------------------------------------------------
   Other(3)                                     0.33%
------------------------------------------------------
Total Other Expenses                            0.58%
------------------------------------------------------
Total Annual Fund
Operating Expenses(4)                           1.08%
------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Sales Charges."
(2) Certain financial institutions may provide administrative services to their customers who own Class A Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of the Additional Information.
(3) Other expenses are based on estimated amounts for the current fiscal year.
(4) The Adviser and Distributor plan to waive a portion of their fees during the Fund's first year of operation. With these fee waivers the Fund's actual total operating expenses for the year for Class A Shares are expected to be 0.92%. These waivers may be revised or discontinued at any time.

For more information about these fees, see "Investment Adviser and Investment Team."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Armada Short Duration Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR           3 YEARS
                                                  ------           -------
CLASS A SHARES                                     $580             $802


MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

FIXED INCOME SECURITIES
The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy requiring it to invest at least 80% of its net assets in debt securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Fund invests. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTOR PROFILE

The Short Duration Bond Fund is generally appropriate for investors seeking high current income but who desire the relative safety of investing in a fund that invests primarily in shorter term investment quality debt securities. Please consult your financial adviser for help in deciding whether the Fund is right for you.


INVESTMENT ADVISER AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Taxable Fixed Income Team. The Adviser is entitled to a management fee at the contractual rate of 0.60% of the average annual net assets of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Fund.

         CLASS A SHARES

         -     Front-end sales charge

         -     Low 12b-1 fees

         - $500 minimum initial investment - no subsequent minimum investment

         -     $50 minimum monthly investment through Planned Investment
               Program

Class A Shares are for individuals, corporate investors and retirement plans. For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page ___.

HOW TO PURCHASE FUND SHARES


                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
INTERNET                          Visit our site and click on "Open an Account   You may place your purchase order on our
www.armadafunds.com               Online." Or log on to our online Forms Center  Web Site using your established banking
                                  to print or complete an application on line.   instructions for payment. To authorize this
                                  Mail the application to the address below.     service, please complete an Account Change
                                  Unless you arrange to pay by wire or ACH,      Form or call 1-800-622-FUND (3863).
                                  write your check, payable in U.S. dollars, to
                                  "Armada Funds (Fund name)."  The Trust cannot
                                  accept third-party checks, credit cards,
                                  credit card checks or cash.
TELEPHONE
1-800-622-FUND (3863)             Call our Investor Services Line to obtain an   Call our Investor Services Line to purchase
                                  application.                                   additional shares. To authorize this
                                                                                 service, please complete an Account Change
                                                                                 Form or call 1-800-622-FUND (3863).

MAIL                              Complete an application and mail it along      Make your check payable to "Armada Funds
                                  with a check payable, in U.S. dollars, to      (Fund Name)."  Please include your account
                                  "Armada Funds (Fund Name)."                    number on your check and mail it to the
                                           Armada Funds                          address at the left.
                                           P.O. Box 8421
                                           Boston, MA 02266-8421

                                  For overnight delivery mail to:
                                           Boston Financial Data Services
                                           Attn: Armada Funds
                                           66 Brooks Drive
                                           Braintree, MA 02184

                                  The Trust cannot accept third-party checks, credit cards, credit card checks or cash.


AUTOMATED CLEARING HOUSE ("ACH")  Complete "Bank, Wire & Electronic Funds          A Planned Investment Program can be set up
                                  Transfer Instructions" section of the            to automatically purchase shares on
                                  application to have funds directly               designated dates during the month. Please
                                  transferred from a bank account. A primary       see "Planned Investment Program" below.
                                  and secondary account may be established.
                                  Please note all electronic transfers will be
                                  on the primary account unless notified
                                  otherwise. Any changes in these instructions
                                  must be made in writing to Armada Funds with a
                                  signature guarantee.

PLANNED INVESTMENT PROGRAM        With a $50 minimum initial investment and if     With current account information on your
                                  you have a checking or savings account with a    account, participation in the program can
                                  bank, you may purchase Class A Shares            be arranged via the Internet or by calling
                                  automatically through regular deductions from    1-800-622-FUND (3863).
                                  your account in amounts of at least $50 per
                                  month per account.                               For existing accounts, without account
                                                                                   information, participation can be arranged by
                                  You may arrange for participation in this        completing an Account Change Form with banking
                                  program when a new account is established.       information. This form must include a signature
                                                                                   guarantee by a bank or other financial
                                                                                   institution.

WIRE                              To purchase shares by wire, call                 Call 1-800-622-FUND (3863) prior to sending
                                  1-800-622-FUND (3863) to set up your account     the wire in order to obtain a confirmation
                                  to accommodate wire transactions and to          number and to ensure prompt and accurate
                                  receive a wire control number to be included     handling of funds.  Ask your bank to
                                  in the body of the wire. Ask your bank to        transmit immediately available funds by
                                  transmit immediately available funds by wire     wire as described at the left.  Please
                                  in the amount of your purchase to:               include your account number.
                                  State Street Bank and Trust Company
                                  ABA # 011000028                                  The Fund and its transfer agent are not
                                  Account 99052755 Credit Armada Funds             responsible for the consequences of delays
                                  (Account Registration)                           resulting from the banking or Federal
                                  (Account Number)                                 Reserve Wire system, or from incomplete
                                  (Wire Control Number)                            wiring instructions

                                  Note: Your bank may charge you a fee for this service.

                                  The Fund and its transfer agent are not
                                  responsible for the consequences of delays resulting from the banking or Federal Reserve
                                  Wire system, or from incomplete wiring
                                  instructions.

FINANCIAL INTERMEDIARY            Contact your financial consultant. Please        Contact your financial consultant. Please
                                  note, your financial consultant or               note, your financial consultant or
                                  institution may charge a fee for its services.   institution may charge a fee for its
                                                                                   services.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your investment representative is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Fund by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order plus the applicable front-end sales charge. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received after the Fund's closing time and credit will be given the next Business Day.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are not readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

------------------------------- ---------------------- ---------------------- ------------------------
                                                                                     Dealers'
                                   Sales Charge as         As a % of Net            Reallowance
If your                            a % of Offering          Asset Value         as a % of Offering
Investment is:                     Price Per Share           Per Share            Price Per Share
------------------------------- ---------------------- ---------------------- ------------------------

Less than $50,000                       4.75                   5.00                    4.50
------------------------------- ---------------------- ---------------------- ------------------------
$50,000 but less
   than $100,000                        4.00                   4.20                    3.75
------------------------------- ---------------------- ---------------------- ------------------------
$100,000 but less
   than $250,000                        3.75                   3.90                    3.50
------------------------------- ---------------------- ---------------------- ------------------------
$250,000 but less
   than $500,000                        2.50                   2.80                    2.25
------------------------------- ---------------------- ---------------------- ------------------------
$500,000 but less
   than $1,000,000                      2.20                   2.00                    1.75
------------------------------- ---------------------- ---------------------- ------------------------
$1,000,000 or more                      0.00                   0.00                    0.00
------------------------------- ---------------------- ---------------------- ------------------------

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within one year after the purchase date, a sales charge of 1.00% of the amount redeemed will be assessed against your account.

WAIVER OF FRONT-END SALES CHARGE

The front-end sales charge will be waived on Class A Shares purchased:

     - by Trustees and Officers of the Trust and their immediate families (spouse, parents, siblings, children and grandchildren);

     - by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/retirement plans of NCC or any of its affiliates and their immediate families;

     - by officers, directors, employees and retirees of Boston Financial Data Services, Inc. and members of their immediate families;

     - by direct transfer or rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);

     - by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;

     - by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;

     - through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.(TM) Check with your broker-dealer to see if you qualify for this exemption; and

     - by direct rollover from an Armada Plus Retirement Plan or Armada SIMPLE IRA.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares and would like to exercise this option.

REDUCED SALES CHARGES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for:

       (i)    your account;
       (ii)   your spouse's account;
       (iii)  a joint account with your spouse; or
       (iv)   your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

The Letter authorizes the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the date on which the total intended purchase was completed, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent. You must notify the Fund of the purchases that qualify for this discount.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares. Your securities dealer is also paid a servicing fee immediately.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO SELL YOUR FUND SHARES

Holders of Class A Shares may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
www.armadafunds.com                   The minimum amount for Internet redemption
                                      is $100. You may arrange for participation
                                      in a Systematic Withdrawal Plan (see below
                                      for more information). To authorize this
                                      service, please complete an Account Change
                                      Form or call 1-800-622-FUND (3863).
TELEPHONE
1-800-622-FUND (3863)                 Call with your account name, number, and
                                      amount of redemption (minimum amount is
                                      $100). Redemptions will be sent to the
                                      shareholder's address or bank account on record.

SYSTEMATIC WITHDRAWAL PLAN            If you have at least $1,000 in your
                                      account, you may use the Systematic
                                      Withdrawal Plan. Under the plan you may
                                      arrange periodic automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your account.
                                      Participation in this program can be
                                      arranged when completing an account
                                      application or an Account Change Form, via the Internet, or calling our Investor
                                      Services line.

FINANCIAL INTERMEDIARY                Contact your financial
                                      consultant. Your financial consultant or institution may charge a fee for its services, in addition to the fees charged by the Fund.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined. Good order means that your request includes complete information and legal requirements on your redemption.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

INTERNET
www.armadafunds.com                   You may exchange your shares through the
                                      Internet. The minimum amount for Internet exchange into a new fund is $500. You may arrange for participation in a Systematic
                                      Exchange Plan (see Systematic Exchange
                                      Plan below for more information). To
                                      authorize this service, please call
                                      1-800-622-FUND (3863) or visit our Forms
                                      Center online to obtain an Account Change
                                      Form.

TELEPHONE
1-800-622-FUND (3863)                 Call with your account name, number, and
                                      amount of exchange into existing account
                                      (minimum amount is $500). To authorize
                                      this service, please complete an Account
                                      Change Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM           Exchange existing shares of an Armada
                                      Money Market Fund for any other Armada
                                      Fund of the same class automatically, at periodic intervals. The minimum exchange is $50.


MAIL Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:
                                                  Armada Funds
                                                  P.O. Box 8421
                                                  Boston, MA 02266-8421

                                      For overnight delivery mail to:
                                                  Boston Financial Data Services
                                                  Attn: Armada Funds
                                                  66 Brooks Drive
                                                  Braintree, MA 02184
                                      The exchange minimum is at least $500.

FINANCIAL INTERMEDIARY                Contact your financial consultant. Your
                                      financial consultant or institution may
                                      charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

You may exchange Class A Shares of the Fund for Class A Shares of any other Armada Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an Armada Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM

Because purchases of Class A Shares of the Fund may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan with respect to Class A Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class A Shares, after fee waivers, as a percentage of average daily net assets are 0.04%. Absent fee waivers, the Fund is permitted to pay up to 0.10% for distribution fees on Class A Shares.

The Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares of the Fund. The Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A Shares for these shareholder services.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund generally uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                                  RICHARD W. FURST
Chairman                                         Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                  and Dean, Gatton College of Business
Director:                                           and Economics, University of Kentucky
Cold Metal Products, Inc.                        Director:
Commercial Metals Company                        Foam Design, Inc.
Strategic Distribution, Inc.                     The Seed Corporation
                                                 Office Suites Plus, Inc.
                                                 ihigh, Inc.

HERBERT R. MARTENS, JR.                          GERALD L. GHERLEIN
President                                        Retired Executive Vice President and
Executive Vice President,                           General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                  J. WILLIAM PULLEN
President and Chief Operating Officer            President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.           Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
   Executive Officer, Centerior Energy


              The Armada Funds Trustees also serve as Trustees of
                           The Armada Advantage Fund.






                                 [Sailboat Logo]
                                    Armada(R)
                                      Funds
                           DESIGN YOUR OWN DESTINY(TM)

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[Sailboat Logo]
Armada(R)
       Funds
DESIGN YOUR OWN DESTINY(TM)
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                             ARMADA FUNDS PROSPECTUS
                             B AND H SHARES (RETAIL)

                                __________, 2002






                            SHORT DURATION BOND FUND








THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 [SAILBOAT LOGO]
                                    ARMADA(R)
                                      FUNDS
                           DESIGN YOUR OWN DESTINY(TM)
                               www.armadafunds.com

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class B and Class H Shares of the Armada Short Duration Bond Fund before investing. The Trust also offers Class B and Class H Shares as well as Class A Shares of Armada money market funds, equity funds, asset allocation funds, other fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at www.armadafunds.com or call 1-800-622-FUND
(3863). Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:




ARMADA SHORT DURATION BOND FUND..............................................
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.......................
MORE INFORMATION ABOUT FUND INVESTMENTS......................................
INVESTOR PROFILE.............................................................
INVESTMENT ADVISER AND INVESTMENT TEAM.......................................
PURCHASING, SELLING AND EXCHANGING FUND SHARES...............................
DIVIDENDS AND TAXES..........................................................
FINANCIAL HIGHLIGHTS.........................................................

SHORT DURATION BOND FUND

FUND SUMMARY

INVESTMENT GOAL                       High current income while preserving
                                      capital

PRINCIPAL INVESTMENT STRATEGY         Investing in high-quality fixed income
                                      securities with an average maturity of 9 to 15 months

PRINCIPAL RISKS                       Market risk, credit risk, interest rate
                                      risk, prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The Short Duration Bond Fund's investment objective is to obtain high current income while preserving capital. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration of .8 to 1.2 years. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus the higher the Fund's duration, the more volatile will the price of its shares be. The Adviser may adjust the Fund's average duration within the .8 to 1.2 year range to take advantage of expected changes in interest rates.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. If a security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the interests of investors to sell.

Due to its investment strategy, the Fund will buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

The performance of Class B and Class H Shares will differ due to differences in expenses.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)


                                               CLASS B           CLASS H
Maximum Total Sales Charge (Load)                5.00%             2.00%
---------------------------------------------------------------------------
   Maximum Sales Charge (Load)                    None             1.00%
   Imposed on Purchases (as
   percentage of offering price)
---------------------------------------------------------------------------
   Maximum Deferred Sales Charge
   (Load) (as percentage of net
   asset value)                                 5.00%(1)           1.00%(2)
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                  None              None
---------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                   None              None
---------------------------------------------------------------------------
Exchange Fee                                      None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                         0.40%             0.40%
---------------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                                     0.75%             0.75%
---------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------
   Shareholder Servicing Fees(3)                 0.25%             0.25%
---------------------------------------------------------------------------
   Other(4)                                      0.33%             0.33%
---------------------------------------------------------------------------
Total Other Expenses                             0.58%             0.58%
---------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(5)                            1.73%             1.73%
---------------------------------------------------------------------------

(1)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."

(2)Acontingent deferred sales charge is charged only with respect to Class H Shares redeemed prior to eighteen months from the date of purchase.

(3)Certain financial institutions may provide administrative services to their customers who own Class B or Class H Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of the Additional Information.

(4)Other expenses are based on estimated amounts for the current fiscal year.

(5)The Adviser plans to waive a portion of its fees during the Fund's first year of operation. With this fee waiver the Fund's actual total operating expenses for the year are expected to be 1.63% and 1.63% for Class B Shares and Class H Shares, respectively.

For more information about these fees, see "Investment Adviser and Investment Team."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Armada Short Duration Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR           3 YEARS
                                               ------           -------
CLASS B SHARES(1)                               $676             $945
CLASS B SHARES(2)                               $176             $545
CLASS H SHARES(1)                               $374             $639
CLASS H SHARES(2)                               $274             $639

(1)If you sell your shares at the end of the period.
(2)If you do not sell your shares at the end of the period.


MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

FIXED INCOME SECURITIES
The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy requiring it to invest at least 80% of its net assets in debt securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Fund invests. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTOR PROFILE

The Short Duration Bond Fund is generally appropriate for investors seeking high current income but who desire the relative safety of investing in a fund that invests primarily in shorter term investment quality debt securities. Please consult your financial adviser for help in deciding whether the Fund is right for you.


INVESTMENT ADVISER AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Taxable Fixed Income Team. The Adviser is entitled to a management fee at the contractual rate of 0.60% of the average annual net assets of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class B and Class H Shares of the Fund.

Class B and Class H Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

         CLASS B SHARES

          -    No front-end sales charge

          - Contingent deferred sales charge (back-end sales charge if you redeem within 5 years - declining after the second year)

          -    12b-1 fees

          - $500 minimum initial investment - no subsequent minimum investment

          -    $250,000 maximum investment

          -    Converts to Class A Shares after the eighth year

          -    $50 minimum monthly investment through Planned Investment Program

         CLASS H SHARES

          -    1.00% front-end sales charge

          - Contingent deferred sales charge (back-end sales charge if you redeem within 18 months of initial purchase)

          -    12b-1 fees

          - $500 minimum initial investment - no subsequent minimum investment

          -    $1 million maximum investment

          -    Does not convert to any other share class

          -    $50 minimum monthly investment through Planned Investment Program

Class B Shares are for individuals, corporate investors and retirement plans. Class H Shares are for individual investors and retirement plans. For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page ___.

HOW TO PURCHASE FUND SHARES


                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT

INTERNET                          Visit our site and click on "Open an Account   You may place your purchase order on our
www.armadafunds.com               Online." Or log on to our online Forms Center  Web Site using your established banking
                                  to print or complete an application on line.   instructions for payment. To authorize this
                                  Mail the application to the address below.     service, please complete an Account Change
                                  Unless you arrange to pay by wire or ACH,      Form or call 1-800-622-FUND (3863).
                                  write your check, payable in U.S. dollars, to
                                  "Armada Funds (Fund name)."  The Trust cannot
                                  accept third-party checks, credit cards,
                                  credit card checks or cash.
TELEPHONE
1-800-622-FUND (3863)             Call our Investor Services Line to obtain an   Call our Investor Services Line to purchase
                                  application.                                   additional shares. To authorize this
                                                                                 service,


                                                                                 please complete an Account Change
                                                                                 Form or call 1-800-622-FUND (3863).

MAIL                              Complete an application and mail it along      Make your check payable to "Armada Funds
                                  with a check payable, in U.S. dollars, to      (Fund Name)."  Please include your account
                                  "Armada Funds (Fund Name)."                    number on your check and mail it to the
                                           Armada Funds                          address at the left.
                                           P.O. Box 8421
                                           Boston, MA 02266-8421

                                  For overnight delivery mail to:
                                           Boston Financial Data Services
                                           Attn: Armada Funds
                                           66 Brooks Drive
                                           Braintree, MA 02184

                                  The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

AUTOMATED CLEARING HOUSE ("ACH")  Complete "Bank, Wire & Electronic Funds        A Planned Investment Program can be set up
                                  Transfer Instructions" section of the          to automatically purchase shares on
                                  application to have funds directly             designated dates during the month. Please
                                  transferred from a bank account. A primary     see "Planned Investment Program" below.
                                  and secondary account may be established.
                                  Please note all electronic transfers will be
                                  on the primary account unless notified
                                  otherwise. Any changes in these instructions
                                  must be made in writing to Armada Funds with a
                                  signature guarantee.

PLANNED INVESTMENT PROGRAM        With a $50 minimum initial investment and if   With current account information on your
                                  you have a checking or savings account with a  account, participation in the program can
                                  bank, you may purchase Class B or Class H      be arranged via the Internet or by calling
                                  Shares automatically through regular           1-800-622-FUND (3863).
                                  deductions from your account in amounts of at
                                  least $50 per month per account.               For existing accounts, without account
                                                                                 information, participation can be arranged
                                  You may arrange for participation in this      by completing an Account Change Form with
                                  program when a new account is established.     banking information.  This form must
                                                                                 include a signature guarantee by a bank or
                                                                                 other financial institution.

WIRE                              To purchase shares by wire, call               Call 1-800-622-FUND (3863) prior to sending
                                  1-800-622-FUND (3863) to set up your account   the wire in order to obtain a confirmation
                                  to accommodate wire transactions and to        number and to ensure prompt and accurate
                                  receive a wire control number to be included   handling of funds.  Ask your bank to
                                  in the body of the wire. Ask your bank to      transmit immediately available funds by
                                  transmit immediately available funds by wire   wire as described at the left.  Please
                                  in the amount of your purchase to:             include your account number.
                                  State Street Bank and Trust Company
                                  ABA # 011000028                                The Fund and its transfer agent are not
                                  Account 99052755 Credit Armada Funds           responsible for the consequences of delays
                                  (Account Registration)                         resulting from the banking or Federal
                                  (Account Number)                               Reserve Wire system, or from incomplete
                                  (Wire Control Number)                          wiring instructions

                                  Note: Your bank may charge you a fee for this service.

                                  The Fund and its transfer agent are not
                                  responsible for the consequences of delays resulting from the banking or Federal Reserve
                                  Wire system, or from incomplete wiring
                                  instructions.

FINANCIAL INTERMEDIARY            Contact your financial consultant. Please      Contact your financial consultant. Please
                                  note, your financial consultant or             note, your financial consultant or
                                  institution may charge a fee for its services. institution may charge a fee for its services.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your investment representative is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Fund by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order plus, in the case of Class H Shares, the applicable front-end sales charge. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received after the Fund's closing time and credit will be given the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are not readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS H SHARES

The offering price of Class H Shares is the NAV next calculated after the Fund receives your request, plus the 1.00% front-end sales load.

REPURCHASE OF CLASS H SHARES

You may repurchase any amount of Class H Shares of the Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class H Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares and would like to exercise this option.

CONTINGENT DEFERRED SALES CHARGES -
         CLASS B SHARES AND CLASS H SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your Class B Shares within five years after your purchase or your Class H Shares within 18 months of purchase, you will pay a contingent deferred sales charge as described in the table that follows for Class B Shares or 1.00% for Class H Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund or to exchanges of Class H Shares of one Fund for Class H Shares of another Fund. After eight years, your Class B Shares are converted to Class A Shares, which are offered for sale through a separate prospectus. There is no conversion feature for Class H Shares.

  ------------------------------------------------------------------------------------------
                                                       Class B Shares
                                     Contingent Deferred Sales Charge as a Percentage of
  Years Since Purchase                         Dollar Amount Subject to Charge
  ------------------------------------------------------------------------------------------

  First                                                     5.0%
  Second                                                    5.0%
  Third                                                     4.0%
  Fourth                                                    3.0%
  Fifth                                                     2.0%
  Sixth                                                     None
  Seventh                                                   None
  Eighth                                                    None

When an investor redeems Class B or Class H Shares, they are redeemed first from those Class B or Class H Shares that are not subject to the deferred sales load (i.e., Class B or Class H Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B or Class H Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class B or Class H Shares for the following reasons:

-        redemptions following the death or disability of a shareholder;

- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2years of age;

- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;

-        redemptions by a settlor of a living trust;

- redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

-        return of excess contributions;

- redemptions following the death or disability of both shareholders in the case of joint accounts;

- exchanges of Class B Shares for Class B Shares or Class H Shares for Class H Shares of other Funds of the Trust;

- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

- exchange of Class B Shares or Class H Shares for Class I Shares of the Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

- redemptions by participants in a qualified plan who transfer funds from an Armada fund to a non-Armada fund available through the plan.

 GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class H Shares. When you buy Class B Shares or Class H Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO SELL YOUR FUND SHARES

Holders of Class B and Class H Shares may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
www.armadafunds.com                 The minimum amount for Internet redemption
                                    is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize this service, please complete an Account Change
                                    Form or call 1-800-622-FUND (3863).

TELEPHONE
1-800-622-FUND (3863)               Call with your account name, number, and
                                    amount of redemption (minimum amount is
                                    $100). Redemptions will be sent to the
                                    shareholder's address or bank account on record.

SYSTEMATIC WITHDRAWAL PLAN          If you have at least $1,000 in your account,
                                    you may use the Systematic Withdrawal Plan.
                                    Under the plan you may arrange periodic
                                    automatic withdrawals of at least $100 from the Fund. There will be no deferred sales charge on systematic withdrawals made on Class B and Class H Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your account. Participation in this program can be arranged when completing an account application or an Account Change
                                    Form, via the Internet, or calling our
                                    Investor Services line.


FINANCIAL INTERMEDIARY              Contact your financial consultant. Your
                                    financial consultant or institution may
                                    charge a fee for its services, in addition to the fees charged by the Fund.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your redemption.

See "Contingent Deferred Sales Charges - Class B Shares and Class H Shares" on page __ for information concerning the application of contingent deferred sales charges.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

INTERNET
www.armadafunds.com                 You may exchange your shares through the
                                    Internet. The minimum amount for Internet exchange into a new fund is $500. You may arrange for participation in a Systematic
                                    Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND
                                    (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)               Call with your account name, number, and
                                    amount of exchange into existing account
                                    (minimum amount is $500). To authorize this service, please complete an Account Change
                                    Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM         Exchange existing shares of an Armada Money
                                    Market Fund for any other Armada Fund of the same class automatically, at periodic intervals. The minimum exchange is $50.

MAIL Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:
                                                 Armada Funds
                                                 P.O. Box 8421
                                                 Boston, MA 02266-8421

                                    For overnight delivery mail to:
                                                 Boston Financial Data Services
                                                 Attn: Armada Funds
                                                 66 Brooks Drive
                                                 Braintree, MA 02184
                                    The exchange minimum is at least $500.

FINANCIAL INTERMEDIARY              Contact your financial consultant. Your
                                    financial consultant or institution may
                                    charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

CLASS B SHARES

You may exchange Class B Shares of the Fund for Class B Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

CLASS H SHARES

You may exchange Class H Shares of the Fund for Class H Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS B AND H SHARES

If you would like to enter a systematic exchange program concerning Class B or Class H Shares you must exchange them within either six or twelve months from the date of purchase.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

The Fund has adopted separate distribution plans with respect to Class B Shares and Class H Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allow the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class B Shares and Class H Shares, as a percentage of average daily net assets are 0.75%.

The Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class B or Class H Shares of the Fund. The Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class B or Class H Shares for these shareholder services.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund generally uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                                 RICHARD W. FURST
Chairman                                        Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                  and Dean, Gatton College of Business
Director:                                           and Economics, University of Kentucky
Cold Metal Products, Inc.                       Director:
Commercial Metals Company                       Foam Design, Inc.
Strategic Distribution, Inc.                    The Seed Corporation
                                                Office Suites Plus, Inc.
                                                ihigh, Inc.

HERBERT R. MARTENS, JR.                         GERALD L. GHERLEIN
President                                       Retired Executive Vice President and
Executive Vice President,                          General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                 J. WILLIAM PULLEN
President and Chief Operating Officer           President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.          Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


                  The Armada Funds Trustees also serve as Trustees of The Armada Advantage Fund.

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[Sailboat Logo]
Armada(R)
       Funds
DESIGN YOUR OWN DESTINY(TM)
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                             ARMADA FUNDS PROSPECTUS
                                C SHARES (RETAIL)

                                __________, 2002






                            SHORT DURATION BOND FUND









THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 [SAILBOAT LOGO]
                                    ARMADA(R)
                                      FUNDS
                           DESIGN YOUR OWN DESTINY(TM)
                               WWW.ARMADAFUNDS.COM

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class C Shares of the Armada Short Duration Bond Fund before investing. The Trust also offers Class C Shares of Armada money market funds, equity funds, asset allocation funds, other fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at www.armadafunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:



ARMADA SHORT DURATION BOND FUND...............................................
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES........................
MORE INFORMATION ABOUT FUND INVESTMENTS.......................................
INVESTOR PROFILE..............................................................
INVESTMENT ADVISER AND INVESTMENT TEAM........................................
PURCHASING, SELLING AND EXCHANGING FUND SHARES................................
DIVIDENDS AND TAXES...........................................................
FINANCIAL HIGHLIGHTS..........................................................

ARMADA SHORT DURATION BOND FUND

FUND SUMMARY


INVESTMENT GOAL                     High current income while preserving capital


PRINCIPAL INVESTMENT STRATEGY       Investing in high-quality fixed income
                                    securities with an average maturity of 9 to 15 months

PRINCIPAL RISKS                     Market risk, credit risk, interest rate
                                    risk, prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The Short Duration Bond Fund's investment objective is to obtain high current income while preserving capital. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration of .8 to 1.2 years. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus the higher the Fund's duration, the more volatile will the price of its shares be. The Adviser may adjust the Fund's average duration within the .8 to 1.2 year range to take advantage of expected changes in interest rates.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. If a security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the interests of investors to sell.

Due to its investment strategy, the Fund will buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)


                                                     CLASS C
Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering
price)                                                 None
------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as
percentage of net asset value)                         1.00%(1)
------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                        None
------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                        None
------------------------------------------------------------------------
Exchange Fee                                           None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                 0.40%
------------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                                             0.75%
------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------
   Shareholder Servicing Fees(2)                         0.25%
------------------------------------------------------------------------
   Other(3)                                              0.33%
------------------------------------------------------------------------
Total Other Expenses                                     0.58%
------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(4)                                    1.73%
------------------------------------------------------------------------

(1) Acontingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

(2) Certain financial institutions may provide administrative services to their customers who own Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class C Shares. For further information, see "Shareholder Services Plan" in the Statement of the Additional Information.

(3) Other expenses are based on estimated amounts for the current fiscal year.

(4) The Adviser plans to waive a portion of its fees during the Fund's first year of operation. With this fee waiver the Fund's actual total operating expenses for the year are expected to be 1.63%. This waiver may be revised or discontinued at any time.

For more information about these fees, see "Investment Adviser and Investment Team."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Armada Short Duration Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                            1 YEAR           3 YEARS
                                            ------           -------

CLASS C SHARES(1)                           $276               $545
CLASS C SHARES(2)                           $176               $545

(1)If you sell your shares at the end of the period.
(2)If you do not sell your shares at the end of the period.


MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

FIXED INCOME SECURITIES
The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy requiring it to invest at least 80% of its net assets in debt securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Fund invests. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTOR PROFILE

The Short Duration Bond Fund is generally appropriate for investors seeking high current income but who desire the relative safety of investing in a fund that invests primarily in shorter term investment quality debt securities. Please consult your financial adviser for help in deciding whether the Fund is right for you.

INVESTMENT ADVISER AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Taxable Fixed Income Team. The Adviser is entitled to a management fee at the contractual rate of 0.60% of the average annual net assets of the Fund.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class C Shares of the Fund.

          CLASS C SHARES:

          -    No front-end sales charge

          - Contingent deferred sales charge (back-end sales charge if you redeem within 18 months of initial purchase)

          -    12b-1 fees

          - $500 minimum initial investment - no subsequent minimum investment

          -    Does not convert to any other share class

          -    $50 minimum monthly investment through Planned Investment Program

          -    Intended for individual investors and retirement plans


HOW TO PURCHASE FUND SHARES


                                NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
INTERNET                        Visit our site and click on "Open an Account    You may place your purchase order on our
www.armadafunds.com             Online." Or log on to our on line Forms         Web Site using your established banking
                                Center to print or complete an application      instructions for payment. To authorize this
                                online. Mail the application to the address     service, please complete an Account Change
                                below. Unless you arrange to pay by wire or     Form or call 1-800-622-FUND (3863).
                                ACH, write your check, payable in U.S. dollars,
                                to "Armada Funds (Fund name)." The Trust cannot
                                accept third-party checks, credit cards, credit
                                card checks or cash.

TELEPHONE
1-800-622-FUND (3863)           Call our Investor Services Line to obtain an    Call our Investor Services Line to purchase
                                application.                                    additional shares. To authorize this
                                                                                service, please complete an Account Change
                                                                                Form or call 1-800-622-FUND (3863).

MAIL                            Complete an application and mail it along       Make your check payable to "Armada Funds
                                with a check payable, in U.S. dollars, to       (Fund Name)."  Please include your account
                                "Armada Funds (Fund Name)."                     number on your check and mail it to the
                                         Armada Funds                           address at the left.
                                         P.O. Box 8421
                                         Boston, MA 02266-8421

                                For overnight delivery mail to:
                                         Boston Financial Data Services
                                         Attn: Armada Funds
                                         66 Brooks Drive
                                         Braintree, MA 02184

                                The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

AUTOMATED CLEARING HOUSE        Complete "Bank, Wire & Electronic Funds         A Planned Investment Program can be set up
("ACH")                         Transfer Instructions" section of the           to automatically purchase shares on
                                application to have funds directly              designated dates during the month.  Please
                                transferred from a bank account.  A primary     see "Planned Investment Program" below.
                                and secondary account may be established.
                                Please note all electronic transfers will be on
                                the primary account unless notified otherwise.
                                Any changes in these instructions must be made
                                in writing to Armada Funds with a signature
                                guarantee.

PLANNED INVESTMENT PROGRAM      With a $50 minimum initial investment and if    With current account information on your
                                you have a checking or savings account with a   account, participation in the program can
                                bank, you may purchase Class C Shares           be arranged via the Internet or by calling
                                automatically through regular deductions from   1-800-622-FUND (3863).
                                your account in amounts of at least $50 per
                                month per account.
                                                                                For existing accounts, without account
                                                                                information, participation can be arranged
                                You may arrange for participation in this       by completing an Account Change Form with
                                program when a new account is established.      banking information.  This form must
                                                                                include a signature guarantee by a bank or
                                                                                other financial institution.

WIRE                            To purchase shares by wire, call                Call 1-800-622-FUND (3863) prior to sending
                                1-800-622-FUND (3863) to set up your account    the wire in order to obtain a confirmation
                                to accommodate wire transactions and to         number and to ensure prompt and accurate
                                receive a wire control number to be included    handling of funds.  Ask your bank to
                                in the body of the wire. Ask your bank to       transmit immediately available funds by
                                transmit immediately available funds by wire    wire as described at the left.  Please
                                in the amount of your purchase to:              include your account number.
                                State Street Bank and Trust Company
                                ABA # 011000028                                 The Fund and its transfer agent are not
                                Account 99052755 Credit Armada Funds            responsible for the consequences of delays
                                (Account Registration)                          resulting from the banking or Federal
                                (Account Number)                                Reserve Wire system, or from incomplete
                                (Wire Control Number)                           wiring instructions.

                                Note: Your bank may charge you a fee for this service.

                                The Fund and its transfer agent are not
                                responsible for the consequences of delays resulting from the banking or Federal Reserve
                                Wire system, or from incomplete wiring
                                instructions.

FINANCIAL INTERMEDIARY          Contact your financial consultant. Please       Contact your financial consultant. Please
                                note, your financial consultant or              note, your financial consultant or
                                institution may charge a fee for its services.  institution may charge a fee for its services.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your investment representative is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allows them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Fund by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received after the Fund's closing time and credit will be given the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes.

If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES

If you sell your Class C Shares within 18 months of purchase, you will pay a contingent deferred sales charge of 1.00% on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class C Shares of one Fund for Class C Shares of another Fund.

When an investor redeems his or her Class C Shares, they are redeemed first from those Class C Shares that are not subject to the deferred sales load (i.e., Class C Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class C Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class C Shares for the following reasons:

-        redemptions following the death or disability of a shareholder;

- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;

-        redemptions by a settlor of a living trust;

- redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

-        return of excess contributions;

- redemptions following the death or disability of both shareholders in the case of joint accounts;

-        exchanges of Class C Shares for Class C Shares of other Funds of the
         Trust;

- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

- exchange of Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

- redemptions by participants in a qualified plan who transfer funds from an Armada fund to a non-Armada fund available through the plan.

GENERAL INFORMATION ABOUT SALES CHARGES

When you buy Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO SELL YOUR FUND SHARES

Holders of Class C Shares may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
www.armadafunds.com                    The minimum amount for Internet
                                       redemption is $100. You may arrange for
                                       participation in a Systematic Withdrawal
                                       Plan (see below for more information). To authorize this service, please complete an Account Change Form or call
                                       1-800-622-FUND (3863).

TELEPHONE 1-800-622-FUND (3863)        Call with your account name, number, and
                                       amount of redemption (minimum amount is
                                       $100). Redemptions will be sent to the
                                       shareholder's address or bank account on record.

SYSTEMATIC WITHDRAWAL PLAN             If you have at least $1,000 in your
                                       account, you may use the Systematic
                                       Withdrawal Plan. Under the plan you may
                                       arrange periodic automatic withdrawals of at least $100 from a Fund. There will be no deferred sales charge on systematic withdrawals made on Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your account. Participation in this program can be arranged when completing an account application or an Account Change
                                       Form, via the Internet, or calling our
                                       Investor Services line.

FINANCIAL INTERMEDIARY                 Contact your financial consultant. Your
                                       financial consultant or institution may
                                       charge a fee for its services, in
                                       addition to the fees charged by the Fund.


RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your redemption.

See "Contingent Deferred Sales Charges" on page ___ for information concerning the application of contingent deferred sales charges.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

INTERNET
www.armadafunds.com                 You may exchange your shares through the
                                    Internet. The minimum amount for Internet exchange into a new fund is $500. You may arrange for participation in a Systematic
                                    Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND
                                    (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)               Call with your account name, number, and
                                    amount of exchange into existing account
                                    (minimum amount is $500). To authorize this service, please complete an Account Change
                                    Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM         Exchange existing Class C Shares of the
                                    Armada Money Market Fund for Class C Shares of any other Armada Fund automatically, at periodic intervals. The minimum exchange is $50.

MAIL Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:
                                                 Armada Funds
                                                 P.O. Box 8421
                                                 Boston, MA 02266-8421

                                    For overnight delivery mail to:
                                                 Boston Financial Data Services
                                                 Attn: Armada Funds
                                                 66 Brooks Drive
                                                 Braintree, MA 02184
                                    The exchange minimum is at least $500.

FINANCIAL INTERMEDIARY              Contact your financial consultant. Your
                                    financial consultant or institution may
                                    charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

You may exchange Class C Shares of the Fund for Class C Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS C SHARES

If you would like to enter a systematic exchange program concerning Class C Shares you must exchange them within either six or twelve months from the date of purchase.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan with respect to Class C Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The distribution fee for Class C Shares, as a percentage of average daily net assets, is 0.75%.

The Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class C Shares of the Fund. The Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class C Shares for these shareholder services.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund generally uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                                 RICHARD W. FURST
Chairman                                        Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                  and Dean, Gatton College of Business
Director:                                           and Economics, University of Kentucky
Cold Metal Products, Inc.                       Director:
Commercial Metals Company                       Foam Design, Inc.
Strategic Distribution, Inc.                    The Seed Corporation
                                                Office Suites Plus, Inc.
                                                ihigh, Inc.

HERBERT R. MARTENS, JR.                         GERALD L. GHERLEIN
President                                       Retired Executive Vice President and
Executive Vice President,                          General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                 J. WILLIAM PULLEN
President and Chief Operating Officer           President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.          Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


              The Armada Funds Trustees also serve as Trustees of
                           The Armada Advantage Fund.
















                                                                 [SAILBOAT LOGO]
                                                                       ARMADA(R)
                                                                           FUNDS

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[Sailboat Logo]
Armada(R)
       Funds
DESIGN YOUR OWN DESTINY(TM)
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                             ARMADA FUNDS PROSPECTUS
                            I SHARES (INSTITUTIONAL)

                               _____________, 2002




                            SHORT DURATION BOND FUND








THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 [SAILBOAT LOGO]
                                    ARMADA(R)
                                      FUNDS
                           DESIGN YOUR OWN DESTINY(TM)
                               WWW.ARMADAFUNDS.COM

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class I Shares of the Armada Short Duration Bond Fund before investing. The Trust also offers Class I Shares of Armada money market funds, equity funds, asset allocation funds, other fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at www.armadafunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:



ARMADA SHORT DURATION BOND FUND.............................................

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES......................

MORE INFORMATION ABOUT FUND INVESTMENTS.....................................

INVESTOR PROFILE............................................................

INVESTMENT ADVISER AND INVESTMENT TEAM.......................................

PURCHASING, SELLING AND EXCHANGING FUND SHARES..............................

DIVIDENDS AND TAXES..........................................................

FINANCIAL HIGHLIGHTS.........................................................

ARMADA SHORT DURATION BOND FUND

FUND SUMMARY

INVESTMENT GOAL                             High current income while preserving
                                            capital

PRINCIPAL INVESTMENT STRATEGY               Investing in high-quality fixed
                                            income securities with an average
                                            maturity of 9 to 15 months

PRINCIPAL RISKS                             Market risk, credit risk, interest
                                            rate risk, prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The Short Duration Bond Fund's investment objective is to obtain high current income while preserving capital. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration of .8 to 1.2 years. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus the higher the Fund's duration, the more volatile will the price of its shares be. The Adviser may adjust the Fund's average duration within the .8 to 1.2 year range to take advantage of expected changes in interest rates.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. If a security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the interests of investors to sell.

Due to its investment strategy, the Fund will buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                  CLASS I

Investment Advisory Fees                                           0.40%
Distribution and Service (12b-1) Fees                              0.10%
Other Expenses(1)                                                  0.33%
Total Annual Fund Operating Expenses(2)                            0.83%


(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser and Distributor plan to waive a portion of their fees during the Fund's first year of operation. With these fee waivers the Fund's actual total operating expenses for the year are expected to be 0.67%. These waivers may be revised or discontinued at any time.

For more information about these fees, see "Investment Adviser and Investment Team."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Armada Short Duration Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR           3 YEARS
                                                  ------           -------

CLASS I SHARES                                     $85               $265

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

FIXED INCOME SECURITIES
The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy requiring it to invest at least 80% of its net assets in debt securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Fund invests. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTOR PROFILE

The Short Duration Bond Fund is generally appropriate for investors seeking high current income but who desire the relative safety of investing in a fund that invests primarily in shorter term investment quality debt securities. Please consult your financial adviser for help in deciding whether the Fund is right for you.

INVESTMENT ADVISER AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Taxable Fixed Income Team. The Adviser is entitled to a management fee at the contractual rate of 0.60% of the average annual net assets of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Class I Shares have no sales charge, no minimum initial investment and are only available to financial institutions.

Class I Shares are for financial institutions investing for their own or their customers' accounts.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO PURCHASE FUND SHARES
                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
TELEPHONE                       Call our Investor Services Line to obtain     Call our Investor Services Line
1-800-622-FUND (3863)           an application.                               to purchase additional shares.

MAIL                            Complete an application and mail it along     Make your check payable to
                                with a check payable, in U.S. dollars, to     "Armada Funds (Fund Name)."
                                "Armada Funds (Fund Name)."                   Please include your account
                                   Armada Funds                               number on your check and mail it
                                   P.O. Box 8421                              to the address at the left.
                                   Boston, MA  02266-8421

                                For overnight delivery mail to:
                                   Boston Financial Data Services
                                   Attn:  Armada Funds
                                   66 Brooks Drive
                                   Braintree, MA  02184

                                The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

WIRE                            To purchase shares by wire, call              Call 1-800-622-FUND (3863) prior
                                1-800-622-FUND (3863) to set up your          to sending the wire in order to
                                account to accommodate wire transactions      obtain a confirmation number and
                                and to receive a wire control number to be    to ensure prompt and accurate
                                included in the body of the wire.  Ask your   handling of funds.  Ask your bank
                                bank to transmit immediately available        to transmit immediately available
                                funds by wire in the amount of your           funds by wire as described at the
                                purchase to:                                  left.  Please include your
                                   State Street Bank and Trust Company        account number.
                                   ABA #011000028
                                   Account 99052755 Credit Armada Funds       The Fund and its transfer agent
                                   (Account Registration)                     are not responsible for the
                                   (Account Number)                           consequences of delays resulting
                                   (Wire Control Number)                      from the banking or Federal
                                                                              Reserve Wire system, or from
                                   Note:  Your bank may charge you a fee      incomplete wiring instructions.
                                   for this service.

                                The Fund and its transfer agent are not
                                responsible for the consequences of delays resulting from the banking or Federal Reserve
                                Wire system, or from incomplete wiring
                                instructions.

FINANCIAL INTERMEDIARY          You may buy shares through accounts with      Please refer to New Account Set
                                brokers or other financial institutions       Up to the left.
                                that are authorized to place trades in Fund
                                shares for their customers.  If you invest
                                through an authorized institution, you will
                                have to follow its procedures.  Your broker
                                or institution may charge a fee for its
                                services, in addition to the fees charged
                                by the Trust.  Address correspondence or
                                questions regarding a Fund to your
                                institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received after the Fund's closing time and credit will be given the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

TELEPHONE                           Call with the account name, number, and
1-800-622-FUND (3863)               amount of redemption.  All redemptions must
                                    follow the procedures established when the account or accounts were established.

FINANCIAL INTERMEDIARY              Contact your broker or institution to redeem
                                    your shares. Your broker or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The sale price of each share will be the next NAV determined after the Fund receives your request.

If you recently changed your address on your account, redemption proceeds will not be available until after 10 business days without a signature guarantee.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

TELEPHONE
1-800-622-FUND (3863)               Call with your account name, number, and
                                    amount of exchange into a new or existing fund (minimum amount is $500).

MAIL Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

                                             Armada Funds
                                             P.O. Box 8421
                                             Boston, MA  02266-8421

                                    For overnight delivery mail to:

                                             Boston Financial Data Services
                                             Attn:  Armada Funds
                                             66 Brooks Drive
                                             Braintree, MA  02184

FINANCIAL INTERMEDIARY              Contact your broker or institution. Your
                                    broker or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan with respect to Class I Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class I Shares, after fee waivers, as a percentage of average daily net assets, are 0.04%. Absent fee waivers, the Fund is permitted to pay up to 0.10% for distribution fees on Class I Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund generally uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                                RICHARD W. FURST
Chairman                                       Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                 and Dean, Gatton College of Business
Director:                                          and Economics, University of Kentucky
Cold Metal Products, Inc.                      Director:
Commercial Metals Company                      Foam Design, Inc.
Strategic Distribution, Inc.                   The Seed Corporation
                                               Office Suites Plus, Inc.
                                               ihigh, Inc.

HERBERT R. MARTENS, JR.                        GERALD L. GHERLEIN
President                                      Retired Executive Vice President and
Executive Vice President,                         General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                J. WILLIAM PULLEN
President and Chief Operating Officer          President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.         Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


              The Armada Funds Trustees also serve as Trustees of
                           The Armada Advantage Fund.














                                                                 [SAILBOAT LOGO]
                                                                       ARMADA(R)
                                                                           FUNDS

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[Sailboat Logo]
Armada(R)
       Funds
DESIGN YOUR OWN DESTINY(TM)
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                                 UA SERIES FUNDS
                                   PROSPECTUS
                                 CLASS 1 SHARES

                                __________, 2002





                                  EQUITY FUNDS
                            UA EMERGING MARKETS FUND
                          UA INTERNATIONAL EQUITY FUND
                             UA LARGE CAP ULTRA FUND
                             UA LARGE CAP VALUE FUND
                               UA REAL ESTATE FUND
                            UA SMALL CAP GROWTH FUND
                           UA SMALL/MID CAP VALUE FUND

                               FIXED INCOME FUNDS
                             UA HIGH YIELD BOND FUND
                           UA SHORT DURATION BOND FUND
                         UA U.S. GOVERNMENT INCOME FUND

                                MONEY MARKET FUND
                              UA MONEY MARKET FUND

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

This prospectus gives you important information that you should know about the Class 1 Shares of the UA Series of Armada Funds (the Trust) before investing. The UA Series consists of 11 separate investment portfolios ("Funds"). The Funds have individual investment goals and strategies. To obtain more information on the Funds, call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



UA EMERGING MARKETS FUND........................................................

UA INTERNATIONAL EQUITY FUND....................................................

UA LARGE CAP ULTRA FUND.........................................................

UA LARGE CAP VALUE FUND.........................................................

UA REAL ESTATE FUND.............................................................

UA SMALL CAP GROWTH FUND........................................................

UA SMALL/MID CAP VALUE FUND.....................................................

UA HIGH YIELD BOND FUND.........................................................

UA SHORT DURATION BOND FUND.....................................................

UA U.S. GOVERNMENT INCOME FUND..................................................

UA MONEY MARKET FUND............................................................

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES..........................

MORE INFORMATION ABOUT FUND INVESTMENTS.........................................

INVESTMENT ADVISER AND INVESTMENT TEAMS.........................................

PURCHASING, SELLING AND EXCHANGING FUND SHARES..................................

DIVIDENDS AND TAXES.............................................................

FINANCIAL HIGHLIGHTS............................................................

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. National City Investment Management Company (Adviser) manages the investments of each Fund. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices, however, a Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Although the UA Money Market Fund seeks to maintain a constant price per share of $1.00, there is no guarantee that the UA Money Market Fund will achieve this goal and it is possible that you may lose money by investing in the UA Money Market Fund.

UA EMERGING MARKETS FUND

FUND SUMMARY

INVESTMENT GOAL                                  Long term capital appreciation

PRINCIPAL INVESTMENT STRATEGY                    Investing in common stocks of
                                                 companies located in emerging
                                                 market countries

PRINCIPAL RISKS                                  Market risk, foreign risk,
                                                 emerging markets risk, country
                                                 risk, credit risk


PRINCIPAL INVESTMENT STRATEGIES

The UA Emerging Markets Fund's investment objective is long-term capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in equity securities, primarily common stocks, of companies located in emerging market countries. The Fund may also invest up to 20% of its total assets in debt securities of issuers located in emerging market countries. The Fund may invest in all types of debt securities, including those rated below investment grade. The Adviser considers emerging market countries to be those that are represented in the Morgan Stanley Capital International Emerging Markets Index. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of issuers located in emerging market countries and other investments that are tied economically to emerging market countries. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser makes judgments about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The percentage of the Fund in each country is determined by its relative attractiveness. More than 25% of the Fund's assets may be invested in securities of issuers located in the same country.

Within a particular country, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuations are considered for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances, this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the foreign securities in which the Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

EMERGING MARKETS RISK. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                  Capital appreciation

PRINCIPAL INVESTMENT STRATEGY                    Investing in common stocks of
                                                 issuers located in at least
                                                 three foreign countries

PRINCIPAL RISKS                                  Market risk, foreign risk,
                                                 multi-national companies risk,
                                                 country risk

PRINCIPAL INVESTMENT STRATEGIES

The UA International Equity Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of foreign issuers. The Fund invests in securities that are tied economically to a number of countries throughout the world. The Fund focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI
EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 10% of the Fund's total assets.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser makes judgments about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The percentage of the Fund in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country. Within foreign markets, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuation are considered for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity markets or the equity markets as a whole.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

MULTI-NATIONAL COMPANIES RISK. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA LARGE CAP ULTRA FUND

FUND SUMMARY

INVESTMENT GOAL                                  Capital appreciation

PRINCIPAL INVESTMENT STRATEGY                    Investing in growth-oriented
                                                 common stocks of large cap
                                                 companies

PRINCIPAL RISK                                   Market risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Large Cap Ultra Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in a diversified portfolio of common stocks of U.S. companies with large stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser takes a long-term approach to managing the Fund and typically invests in companies that have exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. The Adviser will consider selling a security when there is a deterioration of fundamentals leading to a deceleration in earnings growth.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization greater than $3 billion.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                  Capital appreciation

PRINCIPAL INVESTMENT STRATEGY                    Investing in value-oriented
                                                 common stocks of large cap
                                                 companies

PRINCIPAL RISK                                   Market risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Large Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded large capitalization equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with large stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization greater than $3 billion.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA REAL ESTATE FUND

FUND SUMMARY

INVESTMENT GOAL                                  Current income and capital
                                                 appreciation

PRINCIPAL INVESTMENT STRATEGY                    Investing in equity securities,
                                                 primarily common stocks, of
                                                 companies engaged in the real
                                                 estate industry

PRINCIPAL RISKS                                  Market risk, real estate
                                                 industry risk, REITs risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Real Estate Fund's investment objective is current income and capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in equity securities, primarily common stocks, of U.S. companies engaged in the real estate industry, including real estate investment trusts ("REITs"). Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of companies principally engaged in the real estate business. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. In addition to REITs, the Fund may invest in companies such as real estate brokerage firms, home builders or real estate developers, companies with substantial real estate holdings, and other companies with significant involvement in the real estate industry or related businesses.

REITs pool investors' funds for investment primarily in real estate or related loans. REITs are usually classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest directly in real estate and derive most of their income from rental, lease and property management payments, although they can also realize capital gains by selling real estate that has appreciated in value. Mortgage REITs make loans to commercial real estate developers, or purchase residential or commercial mortgage loans and derive most of their income from interest payments on the loans. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

The Adviser takes a long-term approach to managing the Fund. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Adviser will consider selling a security when there is a deterioration of fundamentals leading to a deceleration in earnings growth.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances, this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of REITs and other real estate industry companies may underperform other segments of the equity markets or the equity markets as a whole.

REAL ESTATE INDUSTRY RISK. Although the Fund will not invest in real estate directly, it may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws, changes in neighborhood values, and changes in interest rates. These risks may be more significant to the extent that the Fund's investments are concentrated in a particular geographic region.

REITS RISK. REITs are also subject to the risks associated with direct ownership of real estate. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the slope of the yield curve, changes in interest rates or availability of financing. REITs are dependent upon management skills, may not be diversified and are subject to heavy cash flow dependency and defaults of borrowers. In addition, because REITs pay dividends to their shareholders based upon available funds from operations, it is quite common for a portion of these dividends to be designated as a return of capital. Since the Fund includes dividends from REITs in its distributions to shareholders, a portion of the Fund's dividends may also be designated as a return of capital.

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA SMALL/MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                  Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY                    Investing in value-oriented
                                                 common stocks of small cap and
                                                 mid cap companies

PRINCIPAL RISKS                                  Market risk, smaller companies
                                                 risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Small/Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have small cap or mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $500 million and $5 billion at the time the Fund purchases the company's securities.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap and mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented small cap or mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALLER COMPANIES RISK. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                           UA EMERGING MARKETS           UA INTERNATIONAL EQUITY FUND
                                                   FUND
Investment Advisory Fees                           1.15%                              1.15%
---------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                       0.10%                              0.10%
---------------------------------------------------------------------------------------------------------
Other Expenses(1)                                  0.73%                              0.48%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                              1.98%                              1.73%
---------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                         UA LARGE CAP ULTRA FUND           UA LARGE CAP VALUE FUND

Investment Advisory Fees                           0.75%                              0.75%
---------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                       0.10%                              0.10%
---------------------------------------------------------------------------------------------------------
Other Expenses(1)                                  0.24%                              0.24%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                              1.09%                              1.09%
---------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           UA REAL ESTATE FUND            UA SMALL CAP GROWTH FUND

Investment Advisory Fees                           0.75%                              1.00%
---------------------------------------------------------------------------------------------------------
Distribution

(12b-1) Fees                                       0.10%                              0.10%
---------------------------------------------------------------------------------------------------------
Other Expenses(1)                                  0.24%                              0.24%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                              1.09%                              1.34%
---------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          UA SMALL/MID CAP VALUE
                                                   FUND

Investment Advisory Fees                           1.00%
--------------------------------------------------------------------
Distribution

(12b-1) Fees                                       0.10%
--------------------------------------------------------------------
Other Expenses(1)                                  0.24%
--------------------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                              1.34%
--------------------------------------------------------------------

(1) Other expenses for the Funds are based on estimated amounts for the current fiscal year.
(2) The Distributor plans to waive a portion of its fees during each of these Funds' first year of operation. With these fee waivers the Funds' actual total operating expenses for the year for Class 1 Shares are expected to be as follows:


             UA EMERGING MARKETS FUND                     1.90%
             UA INTERNATIONAL EQUITY FUND                 1.65%
             UA LARGE CAP ULTRA FUND                      1.01%
             UA LARGE CAP VALUE FUND                      1.01%
             UA REAL ESTATE FUND                          1.01%
             UA SMALL CAP GROWTH FUND                     1.26%
             UA SMALL/MID CAP VALUE FUND                  1.26%

    The Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                                1 YEAR           3 YEARS
                                                ------           -------
UA EMERGING MARKETS FUND                        $ 201              $ 621
UA INTERNATIONAL EQUITY FUND                    $ 176              $ 545
UA LARGE CAP ULTRA FUND                         $ 111              $ 347
UA LARGE CAP VALUE FUND                         $ 111              $ 347
UA REAL ESTATE FUND                             $ 111              $ 347
UA SMALL CAP GROWTH FUND                        $ 136              $ 425
UA SMALL/MID CAP VALUE FUND                     $ 136              $ 425

UA HIGH YIELD BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                  High level of current income
                                                 along with capital appreciation

PRINCIPAL INVESTMENT STRATEGY                    Investing in high yield, high
                                                 risk debt securities

PRINCIPAL RISKS                                  Market risk, credit risk,
                                                 interest rate risk,
                                                 prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The UA High Yield Bond Fund's investment objective is to provide a high level of current income along with capital appreciation. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The term "high yield" is generally understood to describe debt securities that are rated below investment grade. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. Debt securities rated below investment grade are commonly referred to as "junk bonds." Junk bonds are debt securities that are rated below BBB by Standard & Poor's Ratings Group or Baa by Moody's Investor Service, Inc., or are of comparable quality. The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. If a security is downgraded or upgraded, the Adviser will reevaluate the holding to determine whether it is in the best interests of investors to sell. The Fund generally maintains a dollar-weighted average maturity of between five and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that any or all of its fixed income market segments may underperform other segments of the fixed income markets or the fixed income markets as a whole.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The Fund is also subject to debt extension risk. Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA SHORT DURATION BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                  High current income while
                                                 preserving capital

PRINCIPAL INVESTMENT STRATEGY                    Investing in high-quality fixed
                                                 income securities with an
                                                 average maturity of 9 to 15
                                                 months

PRINCIPAL RISKS                                  Market risk, credit risk,
                                                 interest rate risk,
                                                 prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Short Duration Bond Fund's investment objective is to obtain high current income while preserving capital. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration of 0.8 to 1.2 years. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus, the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration within the 0.8 to 1.2 year range to take advantage of expected changes in interest rates.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. If a security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the interests of investors to sell.

Due to its investment strategy, the Fund will buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA U.S. GOVERNMENT INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                  Current income as well as
                                                 preservation of capital

PRINCIPAL INVESTMENT STRATEGY                    Investing in mortgage-related
                                                 securities issued or guaranteed
                                                 by the U.S. government

PRINCIPAL RISKS                                  Market risk, interest rate
                                                 risk, prepayment/extension
                                                 risk, credit risk

PRINCIPAL INVESTMENT STRATEGIES

The UA U.S. Government Income Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in U.S. government securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The types of U.S. government securities include mortgage-related securities, and Treasury bills, notes and bonds. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                            UA HIGH YIELD BOND FUND            UA SHORT DURATION BOND FUND

Investment Advisory Fees                               0.60%                                  0.40%
---------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                           0.10%                                  0.10%
---------------------------------------------------------------------------------------------------------------
Other Expenses(1)                                      0.24%                                  0.24%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                                  0.94%                                  0.74%
---------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           UA U.S. GOVERNMENT INCOME
                                                       FUND

Investment Advisory Fees                               0.55%
--------------------------------------------------------------------------
Distribution
(12b-1) Fees                                           0.10%
--------------------------------------------------------------------------
Other Expenses(1)                                      0.24%
--------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                                  0.89%
--------------------------------------------------------------------------

(1) Other expenses for the Funds are based on estimated amounts for the current fiscal year.
(2) The Distributor plans to waive a portion of its fees during each of these Funds' first year of operation. With these fee waivers the Funds' actual total operating expenses for the year for Class 1 Shares are expected to be as follows:

              UA HIGH YIELD BOND FUND                             0.86%
              UA SHORT DURATION BOND FUND                         0.66%
              UA U.S. GOVERNMENT INCOME FUND                      0.81%

    The Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                                1 YEAR           3 YEARS
                                                ------           -------
UA HIGH YIELD BOND FUND                         $ 96               $ 300
UA SHORT DURATION BOND FUND                     $ 76               $ 237
UA U.S. GOVERNMENT INCOME FUND                  $ 91               $ 284

UA MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                  High current income consistent
                                                 with stability of principal
                                                 while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY                    Investing in a portfolio of
                                                 high quality short-term debt
                                                 securities designed to allow
                                                 the Fund to maintain a stable
                                                 net asset value of $1.00 per
                                                 share

PRINCIPAL RISKS                                  Interest rate risk, credit
                                                 risk, counterparty risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests in a variety of high quality money market securities, including certificates of deposit and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign government obligations are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of Nationally Recognized Statistical Rating Organizations (NRSROs).

The Adviser also invests in securities issued or guaranteed by the U.S. government or its agencies (government obligations) and repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates.

CREDIT RISK. Although credit risk is low because the Fund invests only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, the Fund could lose money which might lower the Fund's performance.

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          UA MONEY MARKET FUND

Investment Advisory Fees                           0.35%
--------------------------------------------------------------------
Distribution
(12b-1) Fees                                       0.10%
--------------------------------------------------------------------
Other Expenses(1)                                  0.24%
--------------------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                              0.69%
--------------------------------------------------------------------

(1) Other expenses for the Funds are based on estimated amounts for the current fiscal year.
(2) The Distributor plans to waive a portion of its fees during the Fund's first year of operation. With these fee waivers the Fund's actual total operating expenses for the year for Class 1 Shares are expected to be 0.51%. The Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR           3 YEARS
                                                ------           -------
UA MONEY MARKET FUND                            $ 70               $ 221

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Funds invest. The following chart indicates the specific types of investments in which each Fund primarily invests.


    -----------------------------------------------------------------------------------------------------------------------------
                                                                               High
                                                                              Yield,
                                     Fixed                                    Lower
                       Equity        Income       Government   Repurchase     Rated      Asset-Backed Mortgage-Backed   Foreign
                     Securities    Securities     Securities   Agreements   Securities    Securities     Securities    Securities
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- --------------- -----------

    UA EMERGING
    MARKETS FUND          X            X              X                          X            X             X            X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA INTERNATIONAL
    EQUITY FUND           X                                                                                              X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA LARGE CAP
    ULTRA FUND            X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA LARGE CAP
    VALUE FUND            X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA REAL ESTATE
    FUND                  X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA SMALL CAP
    GROWTH FUND           X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA SMALL/MID
    CAP VALUE FUND        X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA HIGH YIELD
    BOND FUND                          X                                         X            X             X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA SHORT
    DURATION BOND
    FUND                               X              X                                       X             X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA U.S.
    GOVERNMENT
    INCOME FUND                        X               X                                      X             X
    ---------------- ----------- -------------- -------------- ----------- ------------ ------------- ------------- -----------
    UA MONEY
    MARKET FUND                        X                            X
    -----------------------------------------------------------------------------------------------------------------------------


EQUITY SECURITIES
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Equity Funds may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

GOVERNMENT SECURITIES
Direct obligations of the U.S. Treasury are considered to be among the safest investments. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored instrumentalities if it is not obligated to do so by law.

REPURCHASE AGREEMENTS
Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks associated with investing in high-yield securities, including:

- High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
- The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
- Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.
- The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.
- Investment in securities already in default poses an additional risk of loss should nonpayment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of defaulted payments or otherwise protecting a Fund's interests.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITIES
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign securities denominated in foreign currencies involve additional risks, including:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

- A Fund may incur substantial costs in connection with conversions between various currencies.

- A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. Each Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Funds.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies (except the UA Money Market Fund), and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of a Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Funds invest. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

Each Equity Fund may invest in foreign securities. Except for the UA Emerging Markets Fund and the UA International Equity Fund, which invest in foreign securities as part of their principal investment strategies, an Equity Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. Such investments are not used as part of the Equity Funds' principal investment strategies.

The UA High Yield Bond Fund may invest up to 25% of its total assets at the time of purchase in foreign securities, including securities of issuers in foreign markets. Such investments are not used as part of the Fund's principal investment strategies. Securities of Canadian issuers are not subject to this limitation. While not considered a principal investment strategy, the Fund may from time to time purchase securities that are in default.

The Trust has obtained an order from the SEC that allows the Funds to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. A Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

PERFORMANCE INFORMATION OF COMPARABLE FUNDS

UA INTERNATIONAL EQUITY FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada International Equity Fund. The UA International Equity Fund and the Armada International Equity Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA International Equity Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada International Equity Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada International Equity Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada International Equity Fund does not necessarily indicate how the UA International Equity Fund will perform in the future.

This table compares the Armada International Equity Fund's average annual total returns for the periods ended December 31, 2001 to those of the MSCI EAFE Index.


---------------------------------------------------------------------------------------------
                                                       1 YEAR            SINCE INCEPTION
---------------------------------------------------------------------------------------------
Armada International Equity Fund                      -25.42%                 0.84%(1)
     (Class I Shares)
MSCI EAFE Index(3)                                    -21.44%                -1.74%(2)
---------------------------------------------------------------------------------------------


(1)  Since August 1, 1997.
(2)  Since July 31, 1997.
(3) The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

UA LARGE CAP ULTRA FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada Large Cap Ultra Fund. The UA Large Cap Ultra Fund and the Armada Large Cap Ultra Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA Large Cap Ultra Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada Large Cap Ultra Fund.

Therefore, performance for this Fund can be expected to be lower than that of the Armada Large Cap Ultra Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada Large Cap Ultra Fund does not necessarily indicate how the UA Large Cap Ultra Fund will perform in the future.

This table compares the Armada Large Cap Ultra Fund's average annual total returns for the periods ended December 31, 2001 to those of the Russell 1000 Growth Index.


-------------------------------------------------------------------------------------------------------
                                           1 YEAR              5 YEARS             SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
Armada Large Cap Ultra Fund                -22.94%              8.79%                  11.09%(1)
    (Class I Shares)
Russell 1000 Growth Index(3)               -20.42%              8.27%                   9.63%(2)
-------------------------------------------------------------------------------------------------------


(1)  Since December 28, 1995.
(2)  Since December 31, 1995.
(3) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

UA LARGE CAP VALUE FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada Large Cap Value Fund. The UA Large Cap Value Fund and the Armada Large Cap Value Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA Large Cap Value Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada Large Cap Value Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada Large Cap Value Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada Large Cap Value Fund does not necessarily indicate how the UA Large Cap Value Fund will perform in the future.

This table compares the Armada Large Cap Value Fund's average annual total returns for the periods ended December 31, 2001 to those of the Russell 1000 Value Index.


-------------------------------------------------------------------------------------------------------
                                            1 YEAR            5 YEARS             SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
Armada Large Cap Value Fund                 -3.79%             8.84%                  11.88%(1)
    (Class I Shares)
Russell 1000 Value Index(3)                 -5.60%            11.13%                  12.27%(2)
-------------------------------------------------------------------------------------------------------


(1)  Since July 1, 1994.
(2)  Since June 30, 1994.
(3) The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

UA SMALL CAP GROWTH FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada Small Cap Growth Fund. The UA Small Cap Growth Fund and the Armada Small Cap Growth Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA Small Cap Growth Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada Small Cap Growth Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada Small Cap Growth Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada Small Cap Growth Fund does not necessarily indicate how the UA Small Cap Growth Fund will perform in the future.

This table compares the Armada Small Cap Growth Fund's average annual total returns for the periods ended December 31, 2001 to those of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
                                              1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------
Armada Small Cap Growth Fund                  -8.11%               4.23%(1)
    (Class I Shares)
Russell 2000 Growth Index(3)                  -9.23%               0.92%(2)
--------------------------------------------------------------------------------


(1)  Since August 1, 1997.
(2)  Since July 31, 1997.
(3) The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Stock Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

UA U.S. GOVERNMENT INCOME FUND


This Fund is new and has no performance history. The performance shown below is that of the Armada U.S. Government Income Fund. The UA U.S. Government Income Fund and the Armada U.S. Government Income Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA U.S. Government Income Fund's "Total Operating Expenses" are higher than those of Class I Shares of the

Armada U.S. Government Income Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada U.S. Government Income Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada U.S. Government Income Fund does not necessarily indicate how the UA U.S. Government Income Fund will perform in the future.

This table compares the Armada U.S. Government Income Fund's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Mortgage-Backed Securities Index.


--------------------------------------------------------------------------------------------------------------
                                                          1 YEAR             5 YEARS         SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
Armada U.S. Government Income Fund                           7.61%              6.82%            6.50%(1)
    (Class I Shares)
Lehman Mortgage-Backed Securities Index(3)                   8.22%              7.49%            7.17%(2)
--------------------------------------------------------------------------------------------------------------


(1)  Since November 12, 1992.
(2)  Since October 31, 1992.
(3) The Lehman Mortgage-Backed Securities Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of mortgage-backed securities issued by GNMA, FHLMC, and Fannie Mae. All securities in the index are rated AAA, with maturities of at least one year.

UA MONEY MARKET FUND


This Fund is new and has no performance history. The performance shown below is that of the Armada Money Market Fund. The UA Money Market Fund and the Armada Money Market Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA Money Market Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada Money Market Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada Money Market Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada Money Market Fund does not necessarily indicate how the UA Money Market Fund will perform in the future.

This table shows the Armada Money Market Fund's average annual total returns for the periods ended December 31, 2001.


-----------------------------------------------------------------------------------------------------------
                                              1 YEAR        5 YEARS       10 YEARS      SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
Armada Money Market Fund                       3.91%         5.12%         4.66%             5.55%(1)
    (Class I Shares)
-----------------------------------------------------------------------------------------------------------


(1)  Since September 3, 1986.

INVESTMENT ADVISER AND INVESTMENT TEAMS

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the Adviser's management teams responsible for each Fund as well as the advisory fees the Adviser is entitled to receive for each Fund, as a percentage of average net assets.


--------------------------------------------------------------------------------------------------------------------
FUND NAME                                  MANAGEMENT TEAM                                  ADVISORY FEE
--------------------------------------------------------------------------------------------------------------------
UA Emerging Markets Fund                   Equity International Team                            1.15%
--------------------------------------------------------------------------------------------------------------------
UA International Equity Fund               Equity International Team                            1.15%
--------------------------------------------------------------------------------------------------------------------
UA Large Cap Ultra Fund                    Equity Growth Team                                   0.75%
--------------------------------------------------------------------------------------------------------------------
UA Large Cap Value Fund                    Equity Value Team                                    0.75%
--------------------------------------------------------------------------------------------------------------------
UA Real Estate Fund                        Equity Value and                                     0.75%
                                           Real Estate Management Teams
--------------------------------------------------------------------------------------------------------------------
UA Small Cap Growth Fund                   Equity Growth Team                                   1.00%
--------------------------------------------------------------------------------------------------------------------
UA Small/Mid Cap Value Fund                Equity Value Team                                    1.00%
--------------------------------------------------------------------------------------------------------------------
UA High Yield Bond Fund                    Taxable Fixed Income Team                            0.60%
--------------------------------------------------------------------------------------------------------------------
UA Short Duration Bond Fund                Taxable Fixed Income Team                            0.40%
--------------------------------------------------------------------------------------------------------------------
UA U.S. Government Income Fund             Taxable Fixed Income Team                            0.55%
--------------------------------------------------------------------------------------------------------------------
UA Money Market Fund                       Taxable Money Market Team                            0.35%
--------------------------------------------------------------------------------------------------------------------


PURCHASING, SELLING AND EXCHANGING FUND SHARES

Class 1 Shares have no sales charge, no minimum initial investment and are only available to selected defined benefit pension plans, including those of the United Association of Journeymen and Apprentices of the Plumbing, Pipe Fitting, Sprinkler Fitting Industry of the United States and Canada.

HOW TO PURCHASE FUND SHARES


                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT

TELEPHONE                       Call our Investor Services Line to obtain     Call our Investor Services Line
1-800-622-FUND (3863)           an application.                               to purchase additional shares.

MAIL                            Complete an application and mail it along     Make your check payable to
                                with a check payable, in U.S. dollars, to     "Armada Funds (Fund Name)."
                                "Armada Funds (Fund Name)."                   Please include your account
                                   Armada Funds                               number on your check and mail it
                                   P.O. Box 8421                              to the address at the left.
                                   Boston, MA  02266-8421

                                For overnight delivery mail to:
                                   Boston Financial Data Services
                                   Attn: Armada Funds
                                   66 Brooks Drive
                                   Braintree, MA  02184

                                The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

WIRE                            To purchase shares by wire, call              Call 1-800-622-FUND (3863) prior
                                1-800-622-FUND (3863) to set up your          to sending the wire in order to
                                account to accommodate wire transactions      obtain a confirmation number and
                                and to receive a wire control number to be    to ensure prompt and accurate
                                included in the body of the wire. Ask your    handling of funds. Ask your bank
                                bank to transmit immediately available        to transmit immediately available
                                funds by wire in the amount of your           funds by wire as described at the
                                purchase to:                                  left. Please include your
                                   State Street Bank and Trust Company        account number.
                                   ABA #011000028
                                   Account 99052755 Credit Armada Funds       The Fund and its transfer agent
                                   (Account Registration)                     are not responsible for the
                                   (Account Number)                           consequences of delays resulting
                                   (Wire Control Number)                      from the banking or Federal
                                                                              Reserve Wire system, or from
                                   Note: Your bank may charge you a fee       incomplete wiring instructions.
                                   for this service.

                                The Fund and its transfer agent are not
                                responsible for the consequences of delays resulting from the banking or Federal Reserve
                                Wire system, or from incomplete wiring
                                instructions.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time, except for the Money Market Fund, for which the deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 3:30 p.m. Eastern time.

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, each of the UA High Yield Bond Fund, UA Short Duration Bond Fund, UA U.S. Government Income Fund and UA Money Market Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received after the Fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, each Fund other than the UA Money Market Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

In calculating NAV for the UA Money Market Fund, the Fund generally values its investment portfolio using the amortized cost method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

SALES CHARGES

There are no sales charges on the purchase of Class 1 Shares.

HOW TO SELL YOUR FUND SHARES

TELEPHONE                              Call with your account name, number, and
1-800-622-FUND (3863)                  amount of redemption. All redemptions
                                       must follow the procedures established
                                       when the account or accounts were
                                       established.


The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)  the NYSE is closed for other than customary weekend and holiday closings;

(c)  the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class 1 Shares of a UA Series Fund for Class 1 Shares of any other UA Series Fund on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

TELEPHONE

1-800-622-FUND (3863)                     Call with your account name, number,
                                          and amount of exchange into a new
                                          or existing fund (minimum amount
                                          is $500).

MAIL Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:
                                                  Armada Funds
                                                  P.O. Box 8421
                                                  Boston, MA  02266-8421

                                          For overnight delivery mail to:
                                                  Boston Financial Data Services
                                                  Attn: Armada Funds
                                                  66 Brooks Drive
                                                  Braintree, MA  02184


The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, a Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of a Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan with respect to Class 1 Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class 1 Shares, after fee waivers, as a percentage of average daily net assets, are 0.02% with respect to each Fund. Absent fee waivers, each Fund is permitted to pay up to 0.10% for distribution fees on Class 1 Shares.

DIVIDENDS AND TAXES

The following Funds distribute income at least annually:
         UA Emerging Markets Fund
         UA International Equity Fund
         UA Real Estate Fund
         UA Small Cap Growth Fund
         UA Small/Mid Cap Value Fund

The following Funds distribute income quarterly:
         UA Large Cap Ultra Fund
         UA Large Cap Value Fund

The following Funds distribute income monthly:
         UA High Yield Bond Fund
         UA Short Duration Bond Fund
         UA U.S. Government Income Fund
         UA Money Market Fund

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. However, if a Fund's distributions exceed its net income and gain - as may be the case for the UA Real Estate Fund because REIT distributions often include a non-taxable return of capital - that excess will generally result in a non-taxable return of capital to you. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Funds generally use tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in a tax-qualified retirement plan will not be currently taxable.

It is expected that the UA Emerging Markets Fund and the UA International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. These Funds may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Funds because the Funds had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES


ROBERT D. NEARY                                         RICHARD W. FURST
Chairman                                                Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                          and Dean, Gatton College of Business
Director:                                                   and Economics, University of Kentucky
Cold Metal Products, Inc.                               Director:
Commercial Metals Company                               Foam Design, Inc.
Strategic Distribution, Inc.                            The Seed Corporation
                                                        Office Suites Plus, Inc.
                                                        ihigh, Inc.

HERBERT R. MARTENS, JR.                                 GERALD L. GHERLEIN
President                                               Retired Executive Vice President and
Executive Vice President,                                  General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                         J. WILLIAM PULLEN
President and Chief Operating Officer                   President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.                  Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


     The Armada Funds Trustees also serve as Trustees of The Armada Advantage Fund.

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the UA Series Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the UA Series Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102.

Armada Funds' Investment Company Act registration number is 811-4416

                                 UA SERIES FUNDS
                                   PROSPECTUS
                                 CLASS 2 SHARES

                                __________, 2002




                                  EQUITY FUNDS
                            UA EMERGING MARKETS FUND
                          UA INTERNATIONAL EQUITY FUND
                             UA LARGE CAP ULTRA FUND
                             UA LARGE CAP VALUE FUND
                              UA REAL ESTATE FUND
                            UA SMALL CAP GROWTH FUND
                           UA SMALL/MID CAP VALUE FUND

                               FIXED INCOME FUNDS
                             UA HIGH YIELD BOND FUND
                           UA SHORT DURATION BOND FUND
                         UA U.S. GOVERNMENT INCOME FUND

                                MONEY MARKET FUND
                              UA MONEY MARKET FUND
















  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


This prospectus gives you important information that you should know about the Class 2 Shares of the UA Series of Armada Funds (the Trust) before investing. The UA Series consists of 11 separate investment portfolios ("Funds"). The Funds have individual investment goals and strategies. To obtain more information on the Funds, call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



UA EMERGING MARKETS FUND....................................................

UA INTERNATIONAL EQUITY FUND................................................

UA LARGE CAP ULTRA FUND.....................................................

UA LARGE CAP VALUE FUND.....................................................

UA REAL ESTATE FUND.........................................................

UA SMALL CAP GROWTH FUND....................................................

UA SMALL/MID CAP VALUE FUND.................................................

UA HIGH YIELD BOND FUND.....................................................

UA SHORT DURATION BOND FUND.................................................

UA U.S. GOVERNMENT INCOME FUND..............................................

UA MONEY MARKET FUND........................................................

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES......................

MORE INFORMATION ABOUT FUND INVESTMENTS.....................................

INVESTOR PROFILES...........................................................

INVESTMENT ADVISER AND INVESTMENT TEAMS.....................................

PURCHASING, SELLING AND EXCHANGING FUND SHARES..............................

DIVIDENDS AND TAXES.........................................................

FINANCIAL HIGHLIGHTS........................................................

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. National City Investment Management Company (Adviser) manages the investments of each Fund. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices, however, a Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Although the UA Money Market Fund seeks to maintain a constant price per share of $1.00, there is no guarantee that the UA Money Market Fund will achieve this goal and it is possible that you may lose money by investing in the UA Money Market Fund.

UA EMERGING MARKETS FUND

FUND SUMMARY

INVESTMENT GOAL

PRINCIPAL INVESTMENT STRATEGY          Investing in common stocks of companies
                                       located in emerging market countries

PRINCIPAL RISKS                        Market risk, foreign risk, emerging
                                       markets risk, country risk, credit risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Emerging Markets Fund's investment objective is long-term capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in equity securities, primarily common stocks, of companies located in emerging market countries. The Fund may also invest up to 20% of its total assets in debt securities of issuers located in emerging market countries. The Fund may invest in all types of debt securities, including those rated below investment grade. The Adviser considers emerging market countries to be those that are represented in the Morgan Stanley Capital International Emerging Markets Index. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of issuers located in emerging market countries and other investments that are tied economically to emerging market countries. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser makes judgments about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The percentage of the Fund in each country is determined by its relative attractiveness. More than 25% of the Fund's assets may be invested in securities of issuers located in the same country.

Within a particular country, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuations are considered for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances, this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the foreign securities in which the Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

EMERGING MARKETS RISK. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

For additional information about risks, see "More Information About Principal Investment Strategies."


PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                        Capital appreciation

PRINCIPAL INVESTMENT STRATEGY          Investing in common stocks of issuers
                                       located in at least three foreign
                                       countries

PRINCIPAL RISKS                        Market risk, foreign risk, multi-national
                                       companies risk, country risk

PRINCIPAL INVESTMENT STRATEGIES

The UA International Equity Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of foreign issuers. The Fund invests in securities that are tied economically to a number of countries throughout the world. The Fund focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI
EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 10% of the Fund's total assets.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser makes judgments about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The percentage of the Fund in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country. Within foreign markets, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuation are considered for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity markets or the equity markets as a whole.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

MULTI-NATIONAL COMPANIES RISK. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA LARGE CAP ULTRA FUND

FUND SUMMARY

INVESTMENT GOAL                        Capital appreciation

PRINCIPAL INVESTMENT STRATEGY          Investing in growth-oriented common
                                       stocks of large cap companies

PRINCIPAL RISK                         Market risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Large Cap Ultra Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in a diversified portfolio of common stocks of U.S. companies with large stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser takes a long-term approach to managing the Fund and typically invests in companies that have exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. The Adviser will consider selling a security when there is a deterioration of fundamentals leading to a deceleration in earnings growth.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization greater than $3 billion.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                        Capital appreciation

PRINCIPAL INVESTMENT STRATEGY          Investing in value-oriented common stocks
                                       of large cap companies

PRINCIPAL RISK                         Market risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Large Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded large capitalization equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with large stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization greater than $3 billion.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA REAL ESTATE FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income and capital appreciation

PRINCIPAL INVESTMENT STRATEGY          Investing in equity securities, primarily
                                       common stocks, of companies engaged in
                                       the real estate industry

PRINCIPAL RISKS                        Market risk, real estate industry risk,
                                       REITs risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Real Estate Fund's investment objective is current income and capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in equity securities, primarily common stocks, of U.S. companies engaged in the real estate industry, including real estate investment trusts ("REITs"). Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of companies principally engaged in the real estate business. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. In addition to REITs, the Fund may invest in companies such as real estate brokerage firms, home builders or real estate developers, companies with substantial real estate holdings, and other companies with significant involvement in the real estate industry or related businesses.

REITs pool investors' funds for investment primarily in real estate or related loans. REITs are usually classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest directly in real estate and derive most of their income from rental, lease and property management payments, although they can also realize capital gains by selling real estate that has appreciated in value. Mortgage REITs make loans to commercial real estate developers, or purchase residential or commercial mortgage loans and derive most of their income from interest payments on the loans. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

The Adviser takes a long-term approach to managing the Fund. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Adviser will consider selling a security when there is a deterioration of fundamentals leading to a deceleration in earnings growth.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances, this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of REITs and other real estate industry companies may underperform other segments of the equity markets or the equity markets as a whole.

REAL ESTATE INDUSTRY RISK. Although the Fund will not invest in real estate directly, it may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws, changes in neighborhood values, and changes in interest rates. These risks may be more significant to the extent that the Fund's investments are concentrated in a particular geographic region.

REITS RISK. REITs are also subject to the risks associated with direct ownership of real estate. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the slope of the yield curve, changes in interest rates or availability of financing. REITs are dependent upon management skills, may not be diversified and are subject to heavy cash flow dependency and defaults of borrowers. In addition, because REITs pay dividends to their shareholders based upon available funds from operations, it is quite common for a portion of these dividends to be designated as a return of capital. Since the Fund includes dividends from REITs in its distributions to shareholders, a portion of the Fund's dividends may also be designated as a return of capital.

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA SMALL/MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                        Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY          Investing in value-oriented common stocks
                                       of small cap and mid cap companies

PRINCIPAL RISKS                        Market risk, smaller companies risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Small/Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have small cap or mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $500 million and $5 billion at the time the Fund purchases the company's securities.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap and mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented small cap or mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALLER COMPANIES RISK. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                        UA EMERGING MARKETS FUND        UA INTERNATIONAL EQUITY FUND
Investment Advisory Fees                           1.15%                              1.15%
---------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                       0.10%                              0.10%
---------------------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(1)                   0.25%                              0.25%
---------------------------------------------------------------------------------------------------------
   Other(2)                                        0.73%                              0.48%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                              2.23%                              1.98%
---------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         UA LARGE CAP ULTRA FUND           UA LARGE CAP VALUE FUND
Investment Advisory Fees                           0.75%                              0.75%
---------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                       0.10%                              0.10%
---------------------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(1)                   0.25%                              0.25%
---------------------------------------------------------------------------------------------------------
   Other(2)                                        0.24%                              0.24%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                              1.34%                              1.34%
---------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                              UA REIT FUND                UA SMALL CAP GROWTH FUND
Investment Advisory Fees                           0.75%                              1.00%
---------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                       0.10%                              0.10%
---------------------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(1)                   0.25%                              0.25%
---------------------------------------------------------------------------------------------------------
   Other(2)                                        0.24%                              0.24%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                              1.34%                              1.59%
---------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          UA SMALL/MID CAP VALUE
                                                   FUND
Investment Advisory Fees                           1.00%
------------------------------------- ------------------------------
Distribution
(12b-1) Fees                                       0.10%
------------------------------------- ------------------------------
Other Expenses:
------------------------------------- ------------------------------
   Shareholder Servicing Fees(1)                   0.25%
------------------------------------- ------------------------------
   Other(2)                                        0.24%
------------------------------------- ------------------------------
Total Annual Fund
Operating Expenses(3)                              1.59%
------------------------------------- ------------------------------

(1) Certain financial institutions may provide administrative services to their customers who own Class 2 Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

(2) Other expenses for the Funds are based on estimated amounts for the current fiscal year.

(3) The Distributor plans to waive a portion of its fees during each of these Funds' first year of operation. With these fee waivers the Funds' actual total operating expenses for the year for Class 2 Shares are expected to be as follows:

           UA EMERGING MARKETS FUND                         2.15%
           UA INTERNATIONAL EQUITY FUND                     1.90%
           UA LARGE CAP ULTRA FUND                          1.26%
           UA LARGE CAP VALUE FUND                          1.26%
           UA REAL ESTATE FUND                              1.26%
           UA SMALL CAP GROWTH FUND                         1.51%
           UA SMALL/MID CAP VALUE FUND                      1.51%

    The Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                                1 YEAR           3 YEARS
                                                ------           -------
UA EMERGING MARKETS FUND                        $ 226              $ 697
UA INTERNATIONAL EQUITY FUND                    $ 201              $ 621
UA LARGE CAP ULTRA FUND                         $ 136              $ 425
UA LARGE CAP VALUE FUND                         $ 136              $ 425

UA REAL ESTATE FUND                             $ 136              $ 425
UA SMALL CAP GROWTH FUND                        $ 162              $ 502
UA SMALL/MID CAP VALUE FUND                     $ 162              $ 502

UA HIGH YIELD BOND FUND

FUND SUMMARY

INVESTMENT GOAL                        High level of current income along with
                                       capital appreciation

PRINCIPAL INVESTMENT STRATEGY          Investing in high yield, high risk debt
                                       securities

PRINCIPAL RISKS                        Market risk, credit risk, interest rate
                                       risk, prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The UA High Yield Bond Fund's investment objective is to provide a high level of current income along with capital appreciation. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The term "high yield" is generally understood to describe debt securities that are rated below investment grade. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. Debt securities rated below investment grade are commonly referred to as "junk bonds." Junk bonds are debt securities that are rated below BBB by Standard & Poor's Ratings Group or Baa by Moody's Investor Service, Inc., or are of comparable quality. The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. If a security is downgraded or upgraded, the Adviser will reevaluate the holding to determine whether it is in the best interests of investors to sell. The Fund generally maintains a dollar-weighted average maturity of between five and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that any or all of its fixed income market segments may underperform other segments of the fixed income markets or the fixed income markets as a whole.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The Fund is also subject to debt extension risk. Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA SHORT DURATION BOND FUND

FUND SUMMARY

INVESTMENT GOAL                        High current income while preserving
                                       capital

PRINCIPAL INVESTMENT STRATEGY          Investing in high-quality fixed income
                                       securities with an average maturity of 9 to 15 months

PRINCIPAL RISKS                        Market risk, credit risk, interest rate
                                       risk, prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Short Duration Bond Fund's investment objective is to obtain high current income while preserving capital. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration of 0.8 to 1.2 years. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus, the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration within the 0.8 to 1.2 year range to take advantage of expected changes in interest rates.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. If a security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the interests of investors to sell.

Due to its investment strategy, the Fund will buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

UA U.S. GOVERNMENT INCOME FUND


FUND SUMMARY


INVESTMENT GOAL                        Current income as well as preservation of
                                       capital

PRINCIPAL INVESTMENT STRATEGY          Investing in mortgage-related securities
                                       issued or guaranteed by the U.S.
                                       government

PRINCIPAL RISKS                        Market risk, interest rate risk,
                                       prepayment/extension risk, credit risk

PRINCIPAL INVESTMENT STRATEGIES

The UA U.S. Government Income Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in U.S. government securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The types of U.S. government securities include mortgage-related securities, and Treasury bills, notes and bonds. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between three and ten years.
..
Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            UA HIGH YIELD BOND FUND            UA SHORT DURATION BOND FUND
Investment Advisory Fees                               0.60%                                  0.40%
---------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                           0.10%                                  0.10%
---------------------------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(1)                       0.25%                                  0.25%
---------------------------------------------------------------------------------------------------------------
   Other(2)                                            0.24%                                  0.24%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                                  1.19%                                  0.99%
---------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             UA U.S. GOVERNMENT INCOME
                                                       FUND

Investment Advisory Fees                               0.55%
--------------------------------------------------------------------------
Distribution
(12b-1) Fees                                           0.10%
--------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------
   Shareholder Servicing Fees(1)                       0.25%
--------------------------------------------------------------------------
   Other(2)                                            0.24%
--------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                                  1.14%
--------------------------------------------------------------------------

(1) Certain financial institutions may provide administrative services to their customers who own Class 2 Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.
(2) Other expenses for the Funds are based on estimated amounts for the current fiscal year.
(3) The Distributor plans to waive a portion of its fees during each of these Funds' first year of operation. With these fee waivers the Funds' actual total operating expenses for the year for Class 2 Shares are expected to be as follows:

          UA HIGH YIELD BOND FUND                              1.11%
          UA SHORT DURATION BOND FUND                          0.91%
          UA U.S. GOVERNMENT INCOME FUND                       1.06%

    The Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                                1 YEAR           3 YEARS
                                                ------           -------
UA HIGH YIELD BOND FUND                         $ 121              $ 378
UA SHORT DURATION BOND FUND                     $ 101              $ 315
UA U.S. GOVERNMENT INCOME FUND                  $ 116              $ 362

UA MONEY MARKET FUND

FUND SUMMARY


INVESTMENT GOAL                        High current income consistent with
                                       stability of principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of high quality
                                       short-term debt securities designed to
                                       allow the Fund to maintain a stable net
                                       asset value of $1.00 per share

PRINCIPAL RISKS                        Interest rate risk, credit risk,
                                       counterparty risk

PRINCIPAL INVESTMENT STRATEGIES

The UA Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests in a variety of high quality money market securities, including certificates of deposit and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign government obligations are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of Nationally Recognized Statistical Rating Organizations (NRSROs).

The Adviser also invests in securities issued or guaranteed by the U.S. government or its agencies (government obligations) and repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates.

CREDIT RISK. Although credit risk is low because the Fund invests only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, the Fund could lose money which might lower the Fund's performance.

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            UA MONEY MARKET FUND

Investment Advisory Fees                           0.35%
--------------------------------------------------------------------
Distribution
(12b-1) Fees                                       0.10%
--------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------
   Shareholder Servicing Fees(1)                   0.25%
--------------------------------------------------------------------
   Other(2)                                        0.24%
--------------------------------------------------------------------
Total Annual Fund
Operating Expenses(3)                              0.94%
--------------------------------------------------------------------

(1) Certain financial institutions may provide administrative services to their customers who own Class 2 Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.
(2) Other expenses for the Funds are based on estimated amounts for the current fiscal year.
(3) The Distributor plans to waive a portion of its fees during the Fund's first year of operation. With these fee waivers the Fund's actual total operating expenses for the year for Class 2 Shares are expected to be 0.76%. The Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR           3 YEARS
                                                ------           -------
UA MONEY MARKET FUND                            $ 96               $ 300

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Funds invest. The following chart indicates the specific types of investments in which each Fund primarily invests.

--------------------------------------------------------------------------------------------------------------------------
                                                                            High
                                                                            Yield,
                                 Fixed                                      Lower
                     Equity      Income      Government     Repurchase      Rated     Asset-Backed Mortgage-Backed   Foreign
                   Securities  Securities    Securities     Agreements    Securities   Securities    Securities     Securities
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA EMERGING            X           X             X                             X            X             X              X
MARKETS FUND
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA INTERNATIONAL
EQUITY FUND            X                                                                                                 X
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA LARGE CAP
ULTRA FUND             X
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA LARGE CAP
VALUE FUND             X
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA REAL ESTATE
FUND                   X
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA SMALL CAP
GROWTH FUND            X
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA SMALL/MID
CAP VALUE FUND         X
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA HIGH YIELD
BOND FUND                          X                                           X            X             X
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA SHORT
DURATION BOND
FUND                               X             X                                          X             X
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA U.S.
GOVERNMENT
INCOME FUND                        X             X                                          X           X
------------------ ----------- ----------- -------------- -------------- ------------ -----------   ------------    ----------
UA MONEY
MARKET FUND                        X                            X
------------------------------------------------------------------------------------------------------------------------------

EQUITY SECURITIES
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Equity Funds may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

GOVERNMENT SECURITIES
Direct obligations of the U.S. Treasury are considered to be among the safest investments. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored instrumentalities if it is not obligated to do so by law.

REPURCHASE AGREEMENTS
Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks associated with investing in high-yield securities, including:

    - High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
    - The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
    - Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.
    - The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.
    - Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain.
        In addition, expenses may be incurred in seeking recovery of defaulted payments or otherwise protecting a fund's interests.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITIES
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign securities denominated in foreign currencies involve additional risks, including:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

- A Fund may incur substantial costs in connection with conversions between various currencies.

- A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. Each Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Funds.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies (except the UA Money Market Fund), and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of a Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Funds invest. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

Each Equity Fund may invest in foreign securities. Except for the UA Emerging Markets Fund and the UA International Equity Fund, which invest in foreign securities as part of their principal investment strategies, an Equity Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. Such investments are not used as part of the Equity Funds' principal investment strategies.

The UA High Yield Bond Fund may invest up to 25% of its total assets at the time of purchase in foreign securities, including securities of issuers in foreign markets. Such investments are not used as part of the Fund's principal investment strategies. Securities of Canadian issuers are not subject to this limitation. While not considered a principal investment strategy, the Fund may from time to time purhase securities that are in default.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. A Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTOR PROFILES

The table below provides information concerning the type of investor who might want to invest in each of the Funds. It is meant as a general guide only. Because they use different investment strategies, the Funds carry different levels of share price volatility. Please consult your financial adviser for help in deciding which Fund is right for you.

                                  EQUITY FUNDS
FUND                                   MAY BE APPROPRIATE FOR . . .
UA Emerging Markets                    Fund Investors seeking capital
                                       appreciation who are willing to accept
                                       the risks of investing in a fund that
                                       invests primarily in common stocks of
                                       foreign companies in emerging markets

UA International Equity Fund           Investors seeking capital appreciation
                                       who are willing to accept the risks of
                                       investing in a fund that invests
                                       primarily in common stocks of foreign
                                       companies

UA Large Cap Ultra Fund                Investors seeking capital appreciation
                                       who are willing to accept the risks of
                                       investing in a fund that invests
                                       primarily in growth-oriented common
                                       stocks of large cap companies

UA Large Cap Value Fund                Investors seeking capital appreciation
                                       who are willing to accept the risks of
                                       investing in a fund that invests
                                       primarily in value-oriented common stocks of large cap companies

UA Real Estate Fund                    Investors seeking current income and
                                       capital appreciation who are willing to
                                       accept the risks of investing in a fund
                                       that invests primarily in companies
                                       principally engaged in the real estate
                                       industry, including REITs

UA Small Cap Growth Fund               Investors seeking capital appreciation
                                       who are willing to accept the risks of
                                       investing in a fund that invests
                                       primarily in growth-oriented common
                                       stocks of small cap companies

UA Small/Mid Cap Value Fund            Investors seeking capital appreciation
                                       who are willing to accept the risks of
                                       investing in a fund that invests
                                       primarily in value-oriented common stocks of small and mid cap companies

UA High Yield Bond Fund                Investors seeking high current income and
                                       capital appreciation who are willing to
                                       accept the risks of investing in a fund
                                       that invests primarily in junk bonds.

UA Short Duration Bond Fund            Investors seeking high current income but
                                       who desire the relative safety of
                                       investing in a fund that invests
                                       primarily in short term investment
                                       quality debt securities

UA U.S. Government Income Fund         Investors seeking current income who are
                                       interested in the lower credit risk
                                       associated with a fund that invests
                                       primarily in U.S. government fixed income securities

UA Money Market Fund                   Investors seeking current income and
                                       reduced risk through a widely diversified money market portfolio


PERFORMANCE INFORMATION OF COMPARABLE FUNDS

UA INTERNATIONAL EQUITY FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada International Equity Fund. The UA International Equity Fund and the Armada International Equity Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA International Equity Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada International Equity Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada International Equity Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada International Equity Fund does not necessarily indicate how the UA International Equity Fund will perform in the future.

This table compares the Armada International Equity Fund's average annual total returns for the periods ended December 31, 2001 to those of the MSCI EAFE Index.

--------------------------------------------------------------------------------
                                              1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------
Armada International Equity Fund             -25.42%               0.84%(1)
     (Class I Shares)
MSCI EAFE Index(3)                           -21.44%              -1.74%(2)
--------------------------------------------------------------------------------


(1) Since August 1, 1997.
(2) Since July 31, 1997.
(3) The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

UA LARGE CAP ULTRA FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada Large Cap Ultra Fund. The UA Large Cap Ultra Fund and the Armada Large Cap Ultra Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA Large Cap Ultra Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada Large Cap Ultra Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada Large Cap Ultra Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada Large Cap Ultra Fund does not necessarily indicate how the UA Large Cap Ultra Fund will perform in the future.

This table compares the Armada Large Cap Ultra Fund's average annual total returns for the periods ended December 31, 2001 to those of the Russell 1000 Growth Index.


-------------------------------------------------------------------------------------------------------
                                           1 YEAR              5 YEARS             SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
Armada Large Cap Ultra Fund               -22.94%               8.79%                  11.09%(1)
    (Class I Shares)
Russell 1000 Growth Index(3)              -20.42%               8.27%                   9.63%(2)
-------------------------------------------------------------------------------------------------------


(1) Since December 28, 1995.
(2) Since December 31, 1995.
(3) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

UA LARGE CAP VALUE FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada Large Cap Value Fund. The UA Large Cap Value Fund and the Armada Large Cap Value Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The

UA Large Cap Value Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada Large Cap Value Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada Large Cap Value Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada Large Cap Value Fund does not necessarily indicate how the UA Large Cap Value Fund will perform in the future.

This table compares the Armada Large Cap Value Fund's average annual total returns for the periods ended December 31, 2001 to those of the Russell 1000 Value Index.


-------------------------------------------------------------------------------------------------------
                                            1 YEAR            5 YEARS             SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
Armada Large Cap Value Fund                 -3.79%             8.84%                  11.88%(1)
    (Class I Shares)
Russell 1000 Value Index(3)                 -5.60%            11.13%                  12.27%(2)
-------------------------------------------------------------------------------------------------------


(1) Since July 1, 1994.
(2) Since June 30, 1994.
(3) The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

UA SMALL CAP GROWTH FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada Small Cap Growth Fund. The UA Small Cap Growth Fund and the Armada Small Cap Growth Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA Small Cap Growth Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada Small Cap Growth Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada Small Cap Growth Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada Small Cap Growth Fund does not necessarily indicate how the UA Small Cap Growth Fund will perform in the future.

This table compares the Armada Small Cap Growth Fund's average annual total returns for the periods ended December 31, 2001 to those of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------------------------
                                                        1 YEAR               SINCE INCEPTION
--------------------------------------------------------------------------------------------------
Armada Small Cap Growth Fund                            -8.11%                    4.23%(1)
    (Class I Shares)
Russell 2000 Growth Index(3)                            -9.23%                    0.92%(2)
--------------------------------------------------------------------------------------------------

(1) Since August 1, 1997.
(2) Since July 31, 1997.
(3) The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.


UA U.S. GOVERNMENT INCOME FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada U.S. Government Income Fund. The UA U.S. Government Income Fund and the Armada U.S. Government Income Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The UA U.S. Government Income Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada U.S. Government Income Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada U.S. Government Income Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada U.S. Government Income Fund does not necessarily indicate how the UA U.S. Government Income Fund will perform in the future.

This table compares the Armada U.S. Government Income Fund's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Mortgage-Backed Securities Index.


--------------------------------------------------------------------------------------------------------------
                                                          1 YEAR             5 YEARS         SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
Armada U.S. Government Income Fund                           7.61%              6.82%            6.50%(1)
    (Class I Shares)
Lehman Mortgage-Backed Securities Index(3)                   8.22%              7.49%            7.17%(2)
--------------------------------------------------------------------------------------------------------------

(1) Since November 12, 1992.
(2) Since October 31, 1992.
(3) The Lehman Mortgage-Backed Securities Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of mortgage-backed securities issued by GNMA, FHLMC, and Fannie Mae. All securities in the index are rated AAA, with maturities of at least one year.

UA MONEY MARKET FUND

This Fund is new and has no performance history. The performance shown below is that of the Armada Money Market Fund. The UA Money Market Fund and the Armada Money Market Fund have substantially similar investment objectives, policies and strategies and are managed by the same portfolio management team of the Adviser. The

UA Money Market Fund's "Total Operating Expenses" are higher than those of Class I Shares of the Armada Money Market Fund. Therefore, performance for this Fund can be expected to be lower than that of the Armada Money Market Fund.

The performance table illustrates the risks and volatility of an investment in a similar fund. Of course, past performance of the Armada Money Market Fund does not necessarily indicate how the UA Money Market Fund will perform in the future.

This table shows the Armada Money Market Fund's average annual total returns for the periods ended December 31, 2001.


-----------------------------------------------------------------------------------------------------------
                                              1 YEAR        5 YEARS       10 YEARS      SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
Armada Money Market Fund                       3.91%         5.12%         4.66%             5.55%(1)
    (Class I Shares)
-----------------------------------------------------------------------------------------------------------

(1) Since September 3, 1986.


INVESTMENT ADVISER AND INVESTMENT TEAMS

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the Adviser's management teams responsible for each Fund as well as the advisory fees the Adviser is entitled to receive for each Fund, as a percentage of average net assets.

------------------------------------------ ------------------------------------- -----------------------------------
FUND NAME                                  MANAGEMENT TEAM                                  ADVISORY FEE
------------------------------------------ ------------------------------------- -----------------------------------
UA Emerging Markets Fund                   Equity International Team                            1.15%
------------------------------------------ ------------------------------------- -----------------------------------
UA International Equity Fund               Equity International Team                            1.15%
------------------------------------------ ------------------------------------- -----------------------------------
UA Large Cap Ultra Fund                    Equity Growth Team                                   0.75%
------------------------------------------ ------------------------------------- -----------------------------------
UA Large Cap Value Fund                    Equity Value Team                                    0.75%
------------------------------------------ ------------------------------------- -----------------------------------
                                           Equity Value and Real Estate                         0.75%
UA Real Estate Fund                        Management Teams
------------------------------------------ ------------------------------------- -----------------------------------
UA Small Cap Growth Fund                   Equity Growth Team                                   1.00%
------------------------------------------ ------------------------------------- -----------------------------------

------------------------------------------ ------------------------------------- -----------------------------------
FUND NAME                                  MANAGEMENT TEAM                                  ADVISORY FEE
------------------------------------------ ------------------------------------- -----------------------------------
UA Small/Mid Cap Value Fund                Equity Value Team                                    1.00%
------------------------------------------ ------------------------------------- -----------------------------------
UA High Yield Bond Fund                    Taxable Fixed Income Team                            0.60%
------------------------------------------ ------------------------------------- -----------------------------------
UA Short Duration Bond Fund                Taxable Fixed Income Team                            0.40%
------------------------------------------ ------------------------------------- -----------------------------------
UA U.S. Government Income Fund             Taxable Fixed Income Team                            0.55%
------------------------------------------ ------------------------------------- -----------------------------------
UA Money Market Fund                       Taxable Money Market Team                            0.35%
------------------------------------------ ------------------------------------- -----------------------------------


PURCHASING, SELLING AND EXCHANGING FUND SHARES

Class 2 Shares have no sales charge, no minimum initial investment and are available to selected defined contribution retirement plans and individuals associated with certain organizations and their family members, including plans and individuals associated with the United Association of Journeymen and Apprentices of the Plumbing, Pipe Fitting, Sprinkler Fitting Industry of the United States and Canada.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO PURCHASE FUND SHARES

                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
TELEPHONE
1-800-622-FUND (3863)             Call our Investor Services Line to obtain an   Call our Investor Services Line to purchase
                                  application.                                   additional shares.

MAIL                              Complete an application and mail it along      Make your check payable to "Armada Funds
                                  with a check payable, in U.S. dollars, to      (Fund Name)." Please include your account
                                  "Armada Funds (Fund Name)."                    number on your check and mail it to the
                                           Armada Funds                          address at the left.
                                           P.O. Box 8421
                                           Boston, MA 02266-8421

                                  For overnight delivery mail to:
                                           Boston Financial Data Services
                                           Attn: Armada Funds
                                           66 Brooks Drive
                                           Braintree, MA 02184

                                  The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

AUTOMATED CLEARING HOUSE ("ACH")  Complete "Bank, Wire & Electronic Funds        A Planned Investment Program can be set
                                  Transfer Instructions" section of the          up to automatically purchase shares on
                                  application to have funds directly             designated dates during the month.
                                  transferred from a bank account. A             Please see "Planned Investment Program"
                                  primary and secondary account may be           below.
                                  established. Please note all electronic
                                  transfers will be on the


                                  primary account unless notified otherwise. Any changes in these instructions must be made in writing to Armada Funds with a signature guarantee.

PLANNED INVESTMENT PROGRAM        With a $50 minimum initial investment and if    With current account information on your
                                  you have a checking or savings account with a   account, participation in the program can
                                  bank, you may purchase Class 2 Shares           be arranged via the Internet or by calling
                                  automatically through regular deductions from   1-800-622-FUND (3863).
                                  your account in amounts of at least $50 per
                                  month per account.                              For existing accounts, without account
                                                                                  information, participation can be arranged
                                  You may arrange for participation in this       by completing an Account Change Form with
                                  program when a new account is established.      banking information. This form must
                                                                                  include a signature guarantee by a bank or
                                                                                  other financial institution.

WIRE                              To purchase shares by wire, call               Call 1-800-622-FUND (3863) prior to sending
                                  1-800-622-FUND (3863) to set up your account   the wire in order to obtain a confirmation
                                  to accommodate wire transactions and to        number and to ensure prompt and accurate
                                  receive a wire control number to be included   handling of funds. Ask your bank to
                                  in the body of the wire. Ask your bank to      transmit immediately available funds by
                                  transmit immediately available funds by wire   wire as described at the left. Please
                                  in the amount of your purchase to:             include your account number.
                                  State Street Bank and Trust Company
                                  ABA # 011000028                                The Fund and its transfer agent are not
                                  Account 99052755 Credit Armada Funds           responsible for the consequences of delays
                                  (Account Registration)                         resulting from the banking or Federal
                                  (Account Number)                               Reserve Wire system, or from incomplete
                                  (Wire Control Number)                          wiring instructions

                                  Note: Your bank may charge you a fee for this service.

                                  The Fund and its transfer agent are not
                                  responsible for the consequences of delays resulting from the banking or Federal Reserve
                                  Wire system, or from incomplete wiring
                                  instructions.



GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the New York Stock Exchange

(normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, each of the UA High Yield Bond Fund, UA Short Duration Bond Fund, UA U.S. Government Income Fund and UA Money Market Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received after the Fund's closing time and credit will be given the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, each Fund other than the UA Money Market Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

In calculating NAV for the UA Money Market Fund, the Fund generally values its investment portfolio using the amortized cost method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

SALES CHARGES

There are no sales charges on the purchase of Class 2 Shares.

HOW TO SELL YOUR FUND SHARES


TELEPHONE

1-800-622-FUND (3863)             Call with your account name, number, and
                                  amount of redemption (minimum amount is $100).
                                  Redemptions will be sent to the shareholder's address or bank account on record.

SYSTEMATIC WITHDRAWAL PLAN        If you have at least $1,000 in your account,
                                  you may use the Systematic Withdrawal Plan.
                                  Under the plan you may arrange periodic
                                  automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your account.
                                  Participation in this program can be arranged when completing an account application or an Account Change Form, via the Internet, or calling our Investor Services line.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined. Good order means that your request includes complete information and legal requirements on your redemption.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c) the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class 2 Shares of a UA Series Fund for Class 2 Shares of any other UA Series Fund on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.





TELEPHONE
1-800-622-FUND (3863)             Call with your account name, number, and
                                  amount of exchange into existing account
                                  (minimum amount is $500). To authorize this service, please complete an Account Change
                                  Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM       Exchange existing shares of the UA Money
                                  Market Fund for any other UA Series Fund of the same class automatically, at periodic intervals. The minimum exchange is $50.

MAIL Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

                                                  Armada Funds

                                                  P.O. Box 8421
                                                  Boston, MA 02266-8421

                                         For overnight delivery mail to:

                                                  Boston Financial Data Services
                                                  Attn: Armada Funds
                                                  66 Brooks Drive
                                                  Braintree, MA 02184

                                         The exchange minimum is at least $500.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, a Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of a Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan with respect to Class 2 Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


Distribution fees for Class 2 Shares, after fee waivers, as a percentage of average daily net assets, are 0.02% with respect to each Fund. Absent fee waivers, each Fund is permitted to pay up to 0.10% for distribution fees on Class 2 Shares.

Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class 2 Shares of the Fund. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class 2 Shares for these shareholder services.

DIVIDENDS AND TAXES

The following Funds distribute income at least annually:
         UA Emerging Markets Fund
         UA International Equity Fund
         UA Real Estate Fund
         UA Small Cap Growth Fund
         UA Small/Mid Cap Value Fund

The following Funds distribute income quarterly:
         UA Large Cap Ultra Fund
         UA Large Cap Value Fund

The following Funds distribute income monthly:
         UA High Yield Bond Fund
         UA Short Duration Bond Fund
         UA U.S. Government Income Fund
         UA Money Market Fund

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. However, if a Fund's distributions exceed its net income and gain - as may be the case for the UA Real Estate Fund because REIT distributions often include a non-taxable return of capital - that excess will generally result in a non-taxable return of capital to you. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Funds generally use tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified retirement plan) will not be currently taxable.

It is expected that the UA Emerging Markets Fund and UA International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. These Funds may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different

United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Funds because the Funds had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY
Chairman
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Commercial Metals Company
Strategic Distribution, Inc.



HERBERT R. MARTENS, JR.
President
Executive Vice President,
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT
President and Chief Operating Officer
   Kittle's Home Furnishings Center, Inc.

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy

RICHARD W. FURST
Garvice D. Kincaid Professor of Finance
    and Dean, Gatton College of Business
    and Economics, University of Kentucky
Director:
Foam Design, Inc.
The Seed Corporation
Office Suites Plus, Inc.
ihigh, Inc.

GERALD L. GHERLEIN
Retired Executive Vice President and
   General Counsel, Eaton Corporation




J. WILLIAM PULLEN
President and Chief Executive Officer,
   Whayne Supply Company





 The Armada Funds Trustees also serve as Trustees of The Armada Advantage Fund.

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the UA Series Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the UA Series Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102.






Armada Funds' Investment Company Act registration number is 811-4416

                                  ARMADA FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2002

                         ARMADA SHORT DURATION BOND FUND

                          CLASS A, B, C, H AND I SHARES

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the Short Duration Bond Fund (the "Fund"), as may be amended or supplemented from time to time. The Prospectuses may be obtained by calling or writing the Trust at 1-800-622-FUND
(3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

CURRENT PROSPECTUSES

-   Prospectus dated ____________, 2002 for I Shares of the Fund.

-   Prospectus dated ___________, 2002 for A Shares of the Fund.

-   Prospectus dated ___________, 2002 for B and H Shares of the Fund.

-   Prospectus dated ___________, 2002 for C Shares of the Fund.

                                TABLE OF CONTENTS


                                                                            PAGE


STATEMENT OF ADDITIONAL INFORMATION.......................................... 1

INVESTMENT OBJECTIVE AND POLICIES............................................ 1

INVESTMENT LIMITATIONS.......................................................24

NET ASSET VALUE..............................................................26

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................28

DESCRIPTION OF SHARES........................................................31

ADDITIONAL INFORMATION CONCERNING TAXES......................................32

TRUSTEES AND OFFICERS........................................................34

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND
    TRANSFER AGENCY AGREEMENTS...............................................41

SHAREHOLDER SERVICES PLAN....................................................46

PORTFOLIO TRANSACTIONS.......................................................46

AUDITORS ....................................................................48

COUNSEL  ....................................................................48

PERFORMANCE INFORMATION......................................................48

MISCELLANEOUS................................................................51

APPENDIX A.................................................................. A-1

APPENDIX B...................................................................B-1

                       STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information ("SAI") should be read in conjunction with the Prospectuses for the Armada High Yield Bond Fund listed on the cover page of this SAI. The information contained in this SAI expands upon matters discussed in the Prospectuses. No investment in shares of the Fund should be made without first reading a Prospectus for the Fund. As of the date of this SAI, Class B, C and H Shares of the Fund are not available for purchase by investors.

          The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Fund is registered as an open-end management investment company. The Fund is a diversified investment company.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON FUND MANAGEMENT

          Further information on the management strategies, techniques, policies and related matters concerning National City Investment Management Company, the investment adviser to the Fund (the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.

          Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND

          The following information supplements and should be read in conjunction with the principal strategies and risk disclosure relating to the Fund in the Prospectuses.

          The Adviser attempts to increase income and preserve or enhance total return by managing average portfolio duration. By keeping average duration in the range of .8 to 1.2 years, the Adviser attempts to reduce the higher level of volatility that is generally associated with bonds of longer duration.

          Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

          An effective duration of 1 year, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 1%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 1%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS

RATINGS CRITERIA

          Investment grade debt securities are those securities rated at the time of purchase by the Fund within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB) or Fitch (AAA, AA, A and
BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

VARIABLE AND FLOATING RATE INSTRUMENTS

          The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

          The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

GUARANTEED INVESTMENT CONTRACTS

          The Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs, the Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to the Fund monthly a guaranteed minimum interest which may be based on a fixed rate or a fixed spread over an index, such as LIBOR. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to the Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets.

          The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS

          Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

          The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

          The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

          The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans combined with any other outstanding loans for the Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

          The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES

          The Fund will not invest more than 15% of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

          The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

FOREIGN SECURITIES AND CURRENCIES

          The Fund may invest in securities issued by foreign issuers either directly or indirectly through investments in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") (see "American, European and Global Depositary Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.

          Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

          With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

          Certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with emerging economies or emerging securities markets. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets.

          Since the Fund may invest in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities held by the Fund. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.

          On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries:
Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro.

          The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. During the first two years of the euro's existence, the exchange rates of the euro versus many of the world's major currencies has declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of certain securities held by the Fund.

          Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITARY RECEIPTS

          The Fund may invest in ADRs, EDRs, GDRs and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to a Fund's limitation with respect to illiquid securities.

          The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

FOREIGN GOVERNMENT OBLIGATIONS

          The Fund may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government. Certain foreign governments may be less capable of meeting repayment obligations on debt on a timely basis than, for example, the United States government.

FOREIGN CURRENCY TRANSACTIONS

          In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

          When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

          When the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

          A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Trust's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

EXCHANGE RATE-RELATED SECURITIES

          The Fund may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

CONVERTIBLE SECURITIES

          The Fund may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. The value of a convertible security may fluctuate in inverse proportion to interest rates. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less market risk than the corporation's common stock. Nonetheless, convertible securities could lose value or become worthless if, for example, the issuer becomes bankrupt. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

          In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

CORPORATE DEBT OBLIGATIONS

          The Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

OTHER DEBT SECURITIES

          The Fund may also invest in debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables ("CARS") and Certificates of Amortizing Revolving Debts ("CARDS"); private placements; and income participation loans. Some of the securities in which the Fund invests may have warrants or options attached.

          The Fund's appreciation may result from an improvement in the credit standing of an issuer whose securities are held or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

FUTURES AND RELATED OPTIONS

          The Fund may invest in interest rate and bond index futures contracts. The Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. The Fund may invest in the instruments described either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

          Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by the Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities the Fund intends to purchase.

          The Fund intends to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator."

The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, the Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with the Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

          The Fund may purchase and an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          The Fund may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of the Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

          A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

          The Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. The Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by the Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

          In addition, the Fund may write covered call and secured put options. A covered call option means that the Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that the Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

          In order to close out put or call option positions, the Fund will be required to enter into a "closing purchase transaction" -- the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

          The aggregate value of the securities subject to options written by the Fund will not exceed 33 1/3% of the value of its net assets. In order to close out an option position prior to maturity, the Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

          Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, the Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or the Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Fund. For a detailed description of these investments and related risks, see Appendix B attached to this SAI.

         Risk Factors Associated with Futures and Related Options

          To the extent the Fund engages in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

          Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          Although the Fund intends to enter into futures contracts and options transactions only if there is an active market for such investments, no assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

          The primary risks associated with the use of futures contracts and options are:

          1. the imperfect correlation between the change in market value of the securities held by the Fund and the price of the futures contract or option;

          2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

          3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and

          4. the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

DOLLAR ROLLS

          The Fund may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to which the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into Dollar Rolls include the risk that the value of the security may change adversely over the term of the Dollar Roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. At the time the Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

SHORT SALES

          The Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

          The Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If the Fund sells securities short against the box, it may protect itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

ASSET-BACKED SECURITIES

          The Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Fund may include collateralized mortgage obligations (CMOs) issued by private companies.

          In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

          The Fund may purchase securities that are secured or backed by mortgages and are issued by entities such as GNMA, Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (I.E., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that the Trust's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Fund, the maturity of mortgage-backed securities will be based on estimates of average life.

          Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

          These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie
Maes) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. The seller or servicer of the underlying mortgage obligations will generally make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer.

          The ratings assigned by a rating organization to mortgage-pass-through certificates address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings normally take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate may not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

          CMOs may be issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

          Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

          Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

INTEREST RATE AND TOTAL RETURN SWAPS

          The Fund may enter into interest rate swaps for hedging purposes and not for speculation. The Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index.

          The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated "A" or "A-1" or better by S&P or Fitch, or "A" or "P-1" or better by Moody's.

          The Fund will only enter into swaps on a net basis, (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Fund and the Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

          If there is a default by the other party to a swap transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

ZERO COUPON OBLIGATIONS

          The Fund may invest in zero coupon obligations. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.

INCOME PARTICIPATION LOANS

          The Fund may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

          Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of the Trust will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

WHEN-ISSUED SECURITIES

          The Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive.

          When the Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

          When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

SHORT-TERM OBLIGATIONS

          The Fund may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 18 months or less), such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. During temporary defensive periods, the Fund may hold up to 100% of its total assets in these types of obligations.

          Investments such as commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, determined by the adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. In addition, the Fund may invest in Canadian Commercial Paper (CCP), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

          Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not insured by the Federal Deposit Insurance Corporation. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

GOVERNMENT SECURITIES

          The Fund may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Obligations."

U.S. TREASURY OBLIGATIONS AND RECEIPTS

          The Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

          The Fund may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), Liquid Yield Option Notes (LYONs), and Certificates of Accrual on Treasury Securities
(CATS). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

          Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

DERIVATIVE INSTRUMENTS

          The Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations ("CMOs"), various floating rate instruments and other types of securities).

          Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

SECURITIES OF OTHER INVESTMENT COMPANIES

          Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method, i.e., money market funds.

          To the extent consistent with its policy on investments in foreign securities, the Fund may purchase shares of investment companies investing primarily in foreign securities, including "country funds," which have portfolios consisting exclusively of securities of issuers located in one foreign country, and may also purchase iShares issued by iShares, Inc. and similar securities of other issuers. iShares are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International indices for specific countries. Because the expense associated with an investment in iShares can be substantially lower than the expense of small investments directly in the securities comprising the indices it seeks to track, the Adviser believes that investments in iShares can provide a cost-effective means of diversifying the Fund's assets across a broader range of equity securities.

          In the event substantial market or other disruptions affecting iShares or other country funds should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected, and the Fund's performance could be impaired. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares or other country funds as part of its investment strategy.

          As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

          The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

          Notwithstanding the limitations stated in the preceding paragraph, the Trust has obtained an order from the SEC that permits the Fund, subject to certain conditions, to invest cash balances not invested in portfolio securities and cash collateral from the Fund's securities lending program in shares of one or more money market funds offered by the Trust. The Fund's aggregate investments in the Trust's money market funds may not exceed 25% of the Fund's total assets.

PORTFOLIO TURNOVER

          The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Higher portfolio turnover may result in increased capital gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses by the Fund due to transaction costs. Portfolio turnover will not be a limiting factor in making decisions.

          The Fund had not commenced operations as of the date of this SAI and, consequently, has no portfolio turnover history. Under normal market conditions, the portfolio turnover rate for the Fund is not expected to exceed ___%, although this rate could be higher. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making portfolio changes in anticipation of expected movements in interest rates or security prices or in order to take advantage of what the Adviser believes is a temporary disparity in the normal yield relationship between two securities. Any such trading would increase a Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by the Fund due to transaction costs.

                             INVESTMENT LIMITATIONS

          The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

          The Fund may not:

          1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

             (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

             (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

             (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

             (d) personal credit and business credit businesses will be considered separate industries.

          2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

          3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

          4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

          6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

          7. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

          With respect to investment limitation No. 3 above, the 1940 Act prohibits the Fund from issuing senior securities, except that the Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings.

          For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

          In addition, the Fund is subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

          The Fund may not:

          1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

          2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

          3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) the Fund may make short sales against-the-box (defined as the extent to which the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

          4. Purchase securities of companies for the purpose of exercising control.

          5. Invest more than 15% of its net assets in illiquid securities.

          6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

          With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the 1940 Act's limitations applicable to the Fund's investments in other investment companies.

          Except for the Fund's policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

          The Fund does not intend to acquire securities issued by the Adviser, Distributor and their affiliates.

                                 NET ASSET VALUE

VALUATION OF DEBT SECURITIES

          Assets of the Fund invested in debt securities are valued for purposes of an independent pricing service ("Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF EQUITY SECURITIES

          In determining market value for equity securities, the assets of the Fund which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are also valued at the last sale price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices.

VALUATION OF FOREIGN SECURITIES

          Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation.

          Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

OTHER

          Securities for which market quotations are not readily available are valued at fair value using methods determined by or under the supervision of the Board of Trustees.

          An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at P.O. Box 8421, Boston, MA 02266-8421. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

          The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC;
(b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.

          As described in the applicable Prospectuses, Class I Shares are sold to certain qualified investors at their net asset value without a sales charge. Class A Shares are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge as described in the Prospectus for Class A Shares. Class B Shares are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus for Class B and Class H Shares. Class C Shares are sold to public investors at net asset value but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectus for Class C Shares. Class H Shares are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge and are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase as described in the Prospectus for Class B and Class H Shares. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

          The Trust has authorized one or more brokers to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund.

The Adviser pays commissions to dealers on new investments into the Fund as follows:

          1.00% on assets between $1 million and $5 million; plus
          0.50% on assets between $5 million and $10 million; plus 0.25% on amounts over $10 million

          From time to time, shares may be offered as an award in promotions sponsored by the Distributor or other parties. The Distributor or a third party will purchase shares awarded in such promotions at NAV. The promotions may be limited to certain classes of shareholders such as the employees of the Adviser or its affiliates. As stated in the Prospectuses, the Distributor may institute certain promotional incentive programs for dealers. Such incentive programs may include cash incentive programs specific to NatCity Investments, Inc. under which NatCity Investments, Inc. or its associated persons may receive cash incentives in connection with the sale of the Fund.

          Automatic investment programs such as the Planned Investment Program ("Program") described in the Prospectuses permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 or Lehman Intermediate Government Index.

OFFERING PRICE PER CLASS A SHARE OF THE FUND

          An illustration of the computation of the offering price per Class A Share of the Fund, based on the estimated value of the Fund's net assets and number of outstanding shares on its commencement date, is as follows:

Net Assets of A Shares                                              $10.00
Outstanding A Shares                                                     1
Net Asset Value Per Share                                           $10.00
Sales Charge, 4.75% of offering price                                 $.50
Offering to Public                                                  $10.50

OFFERING PRICE PER CLASS H SHARE OF THE FUND

          An illustration of the computation of the offering price per Class H Share of the Fund, based on the estimated value of the net assets and number of outstanding shares on the commencement date, is as follows:

Net Assets of H Shares                                              $10.00
Outstanding H Shares                                                     1
Net Asset Value Per Share                                           $10.00
Sales Charge, 1.00% of offering price                                $0.10
Offering to Public                                                  $10.10


EXCHANGE PRIVILEGE

          Investors may exchange all or part of their Class A Shares, Class B Shares, Class C Shares or Class H Shares as described in the applicable Prospectus. Any rights an investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

          By use of the exchange privilege, the investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares, Class B Shares, Class C Shares or Class H Shares and the account number. The Transfer Agent's records of such instructions are binding.

                              DESCRIPTION OF SHARES

          The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Fund as follows, and as further described in this SAI and the related Prospectuses:

Class QQ                                         Class I Shares
Class QQ - Special Series 1                      Class A Shares
Class QQ - Special Series 2                      Class B Shares
Class QQ - Special Series 3                      Class C Shares
Class QQ - Special Series 4                      Class H Shares

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or the Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

          Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters relating to a distribution plan for such shares, only Class B Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class B Shares, only Class C Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares and only Class H Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class H Shares.

          Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

          The Fund will be treated as a corporate entity separate from each other fund of the Trust under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify and continue to qualify as a regulated investment company. Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its next tax-exempt interest income, if any, for such year. In general, the Fund's investment company taxable income will be the sum of its net investment income and the excess of any net short-term capital gain for the taxable year over the net long-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by the Fund will be taxable as ordinary income to its shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred under the Code.) For corporate shareholders, the dividends received deduction will apply to such distributions to the extent of the gross amount of qualifying dividends received by the distributing Fund from domestic corporations for the taxable year.

          Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually to Fund shareholders. The Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to Fund shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.

          In addition to the distribution requirements stated above, the Fund must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

          If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

          The Fund may be required in certain cases to withhold and remit to the U.S. Treasury 30% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

          The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

          In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

          Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                                    * * * * *

          The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or their shareholders or of state tax treatment of the Fund or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Fund are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action.

                              TRUSTEES AND OFFICERS

          The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of the Trust, their ages, addresses, principal occupations during the past five years, and other affiliations are as follows:


                                                                                               Number of
                                                                                             Portfolios in
                                 Position(s)       Served in                                Fund Complex(2)
        Name, Address,            Held with        Position      Principal Occupation(s)      Overseen by        Other Directorships
     Date of Birth and Age        the Trust         Since(1)        During Past 5 Years          Trustee          Held by Trustee(3)
     ---------------------        ---------         --------        -------------------          -------          ------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Robert D. Neary                  Chairman of       February    Retired Co-Chairman of             39         Chairman of the Board
32980 Creekside Drive            the Board and       1996      Ernst & Young, April 1984                     and Trustee, The Armada
Pepper Pike, OH  44124           Trustee                       to September 1993;                            Advantage Fund, since
Date of Birth:  9/30/33                                        Director, Cold Metal                          August 1998.
Age:  68                                                       Products, Inc., since
                                                               March 1994; Director,
                                                               Strategic Distribution,
                                                               Inc., since January 1999;
                                                               Director, Commercial
                                                               Metals Company since March
                                                               2001.

John F. Durkott                  Trustee          November     President and Chief                39         Trustee, The Armada
c/o Kittle's Home Furnishings                       1993       Executive Officer,                            Advantage Fund, since
Center, Inc.                                                   Kittle's Home Furnishings                     August 1998.
8600 Allisonville Road                                         Center, Inc., since
Indianapolis, IN  46250                                        January 1982; partner,
Date of Birth:  7/11/44                                        Kittle's Bloomington
Age:  57                                                       Properties LLC, since
                                                               January 1981; partner,
                                                               KK&D LLC, since January
                                                               1989; partner, KK&D II
                                                               LLC, since February 1998
                                                               (affiliated real estate
                                                               companies of Kittle's Home
                                                               Furnishings Center, Inc.).

Robert J. Farling                Trustee          November     Retired Chairman,                  39         Trustee, The Armada
1608 Balmoral Way                                   1997       President and Chief                           Advantage Fund, since
Westlake, OH  44145                                            Executive Officer,                            August 1998.
Date of Birth:  12/4/36                                        Centerior Energy (electric
Age:  65                                                       utility), March 1992 to
                                                               October 1997; Director,
                                                               National City Bank until
                                                               October 1997; Director,
                                                               Republic Engineered
                                                               Steels, October 1997 to
                                                               September 1998.



                                                                                               Number of
                                                                                             Portfolios in
                                 Position(s)       Served in                                Fund Complex(2)
        Name, Address,            Held with        Position      Principal Occupation(s)      Overseen by        Other Directorships
     Date of Birth and Age        the Trust         Since(1)        During Past 5 Years          Trustee          Held by Trustee(3)
     ---------------------        ---------         --------        -------------------          -------          ------------------
------------------------------------------------------------------------------------------------------------------------------------

Richard W. Furst                 Trustee             June      Garvice D. Kincaid                 39         Trustee, The Armada
2133 Rothbury Road                                   1990      Professor of Finance and                      Advantage Fund, since
Lexington, KY  40515                                           Dean, Gatton College of                       August 1998.
Date of Birth:  9/13/38                                        Business and Economics,
Age:  63                                                       University of Kentucky,
                                                               since 1981; Director, The
                                                               Seed Corporation
                                                               (restaurant group), since
                                                               1990; Director; Foam
                                                               Design, Inc. (manufacturer
                                                               of industrial and
                                                               commercial foam products),
                                                               since 1993; Director,
                                                               Office Suites Plus, Inc.
                                                               (office buildings), since
                                                               1998; Director, ihigh,
                                                               Inc. (high school
                                                               marketing network), since
                                                               1999.

Gerald L. Gherlein               Trustee          November     Retired; Executive                 39         Trustee, The Armada
3679 Greenwood Drive                                1997       Vice-President and General                    Advantage Fund, since
Pepper Pike, OH  44124                                         Counsel, Eaton Corporation                    August 1998.
Date of Birth:  2/16/38                                        (global manufacturing),
Age:  64                                                       1991 to March 2000.

J. William Pullen                Trustee              May      President and Chief                39         Trustee, The Armada
Whayne Supply Company                                1993      Executive Officer, Whayne                     Advantage Fund, since
1400 Cecil Avenue                                              Supply Co. (engine and                        August 1998.
P.O. Box 35900                                                 heavy equipment
Louisville, KY 40232-5900                                      distribution), since 1986.
Date of Birth:  4/24/39
Age:  63





                                                                                               Number of
                                                                                             Portfolios in
                                 Position(s)       Served in                                Fund Complex(2)
        Name, Address,            Held with        Position      Principal Occupation(s)      Overseen by        Other Directorships
     Date of Birth and Age        the Trust         Since(1)        During Past 5 Years          Trustee          Held by Trustee(3)
     ---------------------        ---------         --------        -------------------          -------          ------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

Herbert R. Martens, Jr.(4)       President and    November     Executive Vice President,          39         Trustee, The Armada
c/o NatCity Investments, Inc.    Trustee            1997       National City Corporation                     Advantage Funds, since
1965 East Sixth Street                                         (bank holding company),                       August 1998.
Suite 800                                                      since July 1997; Chairman,
Cleveland, OH  44114                                           President and Chief
Date of Birth:  8/6/52                                         Executive Officer, NatCity
Age:  49                                                       Investments, Inc.
                                                               (investment banking),
                                                               since July 1995; President
                                                               and Chief Executive
                                                               Officer, Raffensberger,
                                                               Hughes & Co.
                                                               (broker-dealer) from 1993
                                                               until 1995; President,
                                                               Reserve Capital Group,
                                                               from 1990 until 1993.
OFFICERS

W. Bruce McConnel(5)             Secretary        August       Partner, Drinker Biddle &          N/A                     N/A
One Logan Square                                   1985        Reath LLP, Philadelphia,
18th and Cherry Streets                                        Pennsylvania (law firm)
Philadelphia, PA 19103-6996
Date of Birth:  2/7/43
Age:  59

Christopher F. Salfi(5)          Treasurer        August       Director of Funds                  N/A                     N/A
530 E. Swedesford Road                             2001        Accounting, SEI
Wayne, PA 19087                                                Investments, since January
Date of Birth: 11/28/63                                        1998; Fund Accounting
Age:  38                                                       Manager, SEI Investments,
                                                               1994 to 1997.

Timothy D. Barto(5)              Assistant          May        Vice President and                 N/A                     N/A
One Freedom Valley Drive         Treasurer         2000        Assistant Secretary, SEI
Oaks, PA  19456                                                Investments Mutual Funds
Date of Birth: 3/28/68                                         Services and SEI
Age:  34                                                       Investments Distribution
                                                               Co., since 1999;
                                                               Associate, Dechert Price &
                                                               Rhoads (law firm), 1997 to
                                                               1999; Associate, Richter,
                                                               Miller & Finn (law firm),
                                                               1994 to 1997.



--------------------
(1) Each trustee holds office until the next meeting of shareholders at which trustees are elected following his election or appointment and until his successor has been elected and qualified.
(2) The "Fund Complex" consists of all registered investment companies for which the Adviser or any of its affiliates serves as investment adviser, including the Trust and The Armada Advantage Fund. In addition to the Trust, each trustee serves as a trustee of The Armada Advantage Fund (6 portfolios). Mr. Neary and Mr. Martens serve as Chairman and President, respectively, of both the Trust and The Armada Advantage Fund.
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(4) Mr. Martens is considered to be an "interested person" of the Trust as defined in the 1940 Act because (1) he is an Executive Vice President of National City Corporation ("NCC"), the indirect parent corporation to the Adviser, which serves as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of NCC, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.
(5) Mr. McConnel, Mr. Salfi and Mr. Barto also serve as Secretary, Treasurer and Assistant Treasurer, respectively, of The Armada Advantage Fund.

          The trustees of the Trust as a group own beneficially less than 1% of the outstanding shares of each of the funds of the Trust, and less than 1% of the outstanding shares of all of the Fund of the Trust in the aggregate.

          Mr. Salfi and Mr. Barto are employed by SEI Investments Mutual Funds Services, which serves as Co-Administrator to the Trust. Mr. Barto is also employed by SEI Investments Distribution Co., which serves as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which serves as counsel to the Trust.

          Effective February 20, 2002, with respect to the Trust and The Armada Advantage Fund ("Armada Advantage"), each trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $16,000 per annum for services in such capacity. Prior to February 20, 2002, each trustee was entitled to receive an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings, with the Chairman entitled to receive an additional fee of $5,000.

          The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2001:



                                                      Pension or             Estimated
                                   Aggregate          Retirement Benefits    Annual Benefits    Total Compensation
Name of                            Compensation       Accrued as Part of     Upon               from the Trust and
Person, Position                   From the Trust     the Trust's Expense    Retirement         Fund Complex*
----------------                   --------------     --------------------   -----------        ------------

Robert D. Neary,                        $34,910.63             $0                  $0                   $35,000
Chairman and Trustee

John F. Durkott, Trustee                $29,910.63             $0                  $0                   $30,000

Robert J. Farling, Trustee              $29,910.63             $0                  $0                   $30,000

Richard W. Furst, Trustee               $29,910.63             $0                  $0                   $30,000

Gerald L. Gherlein, Trustee             $29,910.63             $0                  $0                   $30,000

Herbert R. Martens, Jr.,                     $0                $0                  $0                     $0
President and Trustee

J. William Pullen, Trustee              $29,910.63             $0                  $0                   $30,000



---------------------

* Each Trustee serves as a trustee of the Trust and Armada Advantage. The Trust and Armada Advantage together, as of May 31, 2001, were authorized to offer for sale shares of 37 investment portfolios.

          The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any trustee or pay any particular level of compensation.

CODE OF ETHICS

          The Trust, the Adviser and the Distributor have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the Fund, and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the Fund. The codes of ethics are on file with, and available from, the SEC's Public Reference Room in Washington, D.C.

SHAREHOLDER AND TRUSTEE LIABILITY

          Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

          The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust estate or the conduct of any business of the Trust, nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENTS

          The Fund will enter into an Advisory Agreement with the Adviser effective at the time the Fund commences operations. The Adviser is an indirect wholly owned subsidiary of National City Corporation, a bank holding company headquartered in Cleveland, Ohio.

          Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Adviser will provide the services under the Advisory Agreement in accordance with the Fund's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Trust's Board of Trustees applicable to the Fund. The Adviser will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser will use its best efforts to seek on behalf of the Trust and the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser or any affiliate of the Adviser exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion. In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Distributor (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, a sub-adviser, or the Distributor (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of Armada Funds and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and such other clients. The Adviser will maintain all books and records with respect to the securities transactions for the Fund and furnish the Trust's Board of Trustees such periodic and special reports as the Board may request.

          The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

          Unless sooner terminated, the Advisory Agreement will continue in effect for two years, and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund and a majority of the trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940
Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

ADMINISTRATION SERVICES

          The Trust has entered into a co-administration agreement with SEI Investments Mutual Fund Services ("SIMFS") and National City Bank ("NCB" and, together with SIMFS, the "Co-Administrators") effective as of August 1, 2000 (the "Co-Administration Agreement"), pursuant to which SIMFS and NCB have agreed to serve as Co-Administrators to the Trust.

          The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

          SIMFS, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in SIMFS. SEI Investments and its affiliates, including SIMFS, provides evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. NCB, which is a wholly owned subsidiary of

National City Corporation and an affiliate of the Adviser, has its principal offices at 1900 East Ninth Street, Cleveland, Ohio, 04414.

          Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees, computed daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all of the Trust's funds:


                                                       AGGREGATE       PORTION ALLOCATED       PORTION ALLOCATED
          COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE          TO SIMFS                 TO NCB
          ---------------------------------           -----------          --------                 ------
          Up to $16 billion...........................   0.070%             0.050%                  0.020%
          From $16 to 20 billion......................   0.070%             0.040%                  0.030%
          Over $20 billion............................   0.065%             0.035%                  0.030%



DISTRIBUTION AGREEMENT AND DISTRIBUTION PLANS

          The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust. The Distributor has its principal business office at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Timothy
D. Barto, Assistant Treasurer of the Trust, is also an officer of the Distributor and is, therefore, an affiliate of both the Fund and the Distributor. Shares are sold on a continuous basis. The Distributor will use all reasonable efforts in connection with distribution of shares of the Trust.

          Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan for A and I Share Classes (the "A and I Shares Plan"), a B Shares Distribution Plan ("B Shares Plan"), a C Shares Distribution Plan (the "C Shares Plan") and an H Shares Distribution Plan (the "H Shares Plan" and, collectively, the "Plans") which permit the Trust to bear certain expenses in connection with the distribution of I Shares and A Shares, B Shares, C Shares and H Shares, respectively. As required by Rule 12b-1, the Plans and related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit the Trust and its shareholders.

          Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

          Any change in a Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreements. The Plans and related agreements may be terminated as to a particular fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

          The A and I Shares Plan provides that the Fund will reimburse the Distributor for distribution expenses related to the distribution of Class A Shares and Class I Shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. Costs and expenses reimbursable under the A and I Shares Plan are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of the Fund's A and I Shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing the Fund's prospectuses for such shares (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the A and I Shares Plan.

          Each of the B Shares Plan, C Shares Plan and H Shares Plan provides that the Fund may compensate the Distributor from B Share assets for distribution of B Shares, C Shares assets for distribution of C Shares, and H Shares assets for distribution of H Shares, respectively, in an amount not to exceed .75% per annum of the average daily net assets of such class. Payments to the Distributor under the B Shares Plan, C Shares Plan and H Shares Plan are to be used by the Distributor to cover expenses and activities primarily intended to result in the sale of the Fund's B Shares, C Shares and H Shares, respectively. Such expenses and activities may include but are not limited to:
(a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing B Shares, C Shares and H Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (each, a "Distribution Organization") with respect to a Fund's B Shares, C Shares or H Shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such B Shares, C Shares or H Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (e) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

          The Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to any Plan or interested persons of any such party and who have no direct or indirect financial interest in any Plan and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS

          NCB, with offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Fund's custodian. Under its Custodian Services Agreement, National City Bank has agreed to:

          (i)   maintain a separate account or accounts in the name of the Fund;
          (ii)  hold and disburse portfolio securities on account of the Fund;
          (iii) collect and make disbursements of money on behalf of the Fund;
          (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities;
          (v) respond to correspondence by security brokers and others relating to its duties;
          (vi) make periodic reports to the Board of Trustees concerning the Fund's operations.

          NCB is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses NCB for its direct and indirect costs and expenses incurred in rendering custodial services.

          For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets;
(ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

          State Street Bank and Trust Company (the "Transfer Agent"), P.O. Box 8421 Boston, Massachusetts 02266-8421 serves as the Trust's transfer agent and dividend disbursing agent with respect to the Fund. Under its Transfer Agency Agreement, the Transfer Agent has agreed to:

          (i)   issue and redeem shares of the Fund;
          (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders;
          (iii) respond to correspondence by security brokers and others relating to its duties;
          (iv)  maintain shareholder accounts;
          (v) make periodic reports to the Board of Trustees concerning the Fund's operations.

          The Transfer Agent sends each shareholder of record periodic statements showing the total number of shares owned as of the last business day of the period (as well as the dividends paid during the current period and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with each Fund.

                            SHAREHOLDER SERVICES PLAN

          The Trust has implemented a Shareholder Services Plan with respect to A Shares, B Shares, C Shares and H Shares (the "Services Plan") pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of the Fund's A Shares, B Shares, C Shares or H Shares in consideration for payments for such services. The Services Plan provides for the payment (on an annualized basis) of up to 0.25% of the net asset value attributable to each Fund's A Shares, B Shares, C Shares or H Shares held by a financial institution's customers.

          Services under the Services Plan may include:

          (i) aggregating and processing purchase and redemption requests from customers;
          (ii) providing customers with a service that invests the assets of their accounts in A Shares, B Shares, C Shares or H Shares;
          (iii)  processing dividend payments from the Fund;
          (iv) providing information periodically to customers showing their position in A Shares, B Shares, C Shares or H Shares;
          (v)    arranging for bank wires;
          (vi) responding to customer inquiries relating to the services performed with respect to A Shares, B Shares, C Shares or H Shares beneficially owned by customers;
          (vii) providing subaccounting for customers or providing information to the transfer agent for subaccounting;
          (viii) forwarding shareholder communications; and
          (ix)   other similar services requested by the Trust.

          Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS

          Pursuant to its Advisory Agreement with the Trust, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

          While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

          Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

          The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trusts' accounts are customers of the commercial departments of any of the Adviser's affiliates.

          Investment decisions for the Fund are made independently from those for the Trust's other funds and for other investment companies and accounts advised or managed by the Adviser. Such other funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                                    AUDITORS

          Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors to Trust.

                                     COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby.

                             PERFORMANCE INFORMATION

YIELD FOR THE FUND

          The Fund's "yield" is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                      Yield = 2 [([(a-b)/cd] + 1) [exponent] 6) - 1]


       Where:   a =   dividends and interest earned during the period.

                b =   expenses accrued for the period (net of reimbursements).

                c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                d = maximum offering price per share on the last day of the period.

          The Fund calculates interest earned on debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

          Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. Applicable sales charge are described in detail in the Prospectuses.

TOTAL RETURN

          The Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                            T = [(ERV [exponent] 1/n / P) - 1]


         Where:    T =      average annual total return

                   ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                   P =      hypothetical initial payment of $1,000

                   n = period covered by the computation, expressed in terms of years

          The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                T = (ERV/P)  - 1

          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

PERFORMANCE REPORTING

                  From time to time, in advertisements or in reports to shareholders, the performance of the Fund may be quoted and compared to that of other mutual funds with similar investment objectives, to stock or other relevant indices, to other investments or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The Fund's performance may also be compared to indices maintained by independent third parties, such as the Lehman High Yield Index.

                  Performance data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or publications of a local or regional nature may also be used in comparing the performance of the Fund.

                  Performance data will be calculated separately for each class of shares of the Fund.

                  The performance of the Fund will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of the Fund will not be included in performance calculations.

                  The portfolio managers of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.


                                  MISCELLANEOUS
                                  -------------

                  The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.

                  As used in this SAI, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of the Fund.

                  As used in this SAI, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or
(b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

                  As of May 23, 2002, the following persons owned of record 5 percent or more of the shares of the Fund of the Trust:

                                                                              OUTSTANDING SHARES    PERCENTAGE OF
                                                                                                     FUND SHARES
                                                                                                        OWNED

ARMADA EQUITY INDEX FUND A SHARES                                                    48,726.4430            5.59 %
GREAT LAKES CASE & CABINET CO
INC 401(K) PSP
CONVERSION HOLDING ACCOUNT
PO BOX 8705
BOSTON MA  02266-0001

ARMADA EQUITY INDEX FUND A SHARES                                                    44,700.6860            5.13 %
FIRST CLEARING CORPORATION
A/C 6956-8888
DR FRANK RADOSEVICH IRA
FCC AS CUSTODIAN
5632 N ISABELL
PEORIA IL  61614-4135

ARMADA EQUITY INDEX FUND I SHARES                                                19,402,774.0620           56.87 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA EQUITY INDEX FUND I SHARES                                                 9,080,851.5870           26.62 %

SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA EQUITY INDEX FUND I SHARES                                                 1,956,829.7290            5.74 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA EQUITY INDEX FUND I SHARES                                                 1,813,778.5150            5.32 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA OHIO MUNI MONEY MARKET I SHARES                                          165,449,225.2900           87.40 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA OHIO MUNI MONEY MARKET I SHARES                                           20,875,714.0000           11.03 %
NATCITY INVESTMENTS, INC
ATTN LISA SMITH OPERATIONS DEPT
629 EUCLID AVE 13TH FL LOC 3131
CLEVELAND OH  44114-3003

ARMADA BALANCED ALLOCATION I SHARES                                              13,558,594.9170           77.42 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA BALANCED ALLOCATION I SHARES                                               2,338,384.3040           13.35 %
SHELDON & CO. (REINV)

ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA BALANCED ALLOCATION I SHARES                                               1,113,958.9370            6.36 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TAX MANAGED EQUITY I SHARES                                                8,007,968.1340           50.03 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TAX MANAGED EQUITY I SHARES                                                7,118,895.9840           44.47 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
PO BOX 94777
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4777

ARMADA MONEY MARKET FUND B SHARES                                                   235,013.6500           17.65 %
BOURNIAS/CERVONE DENTAL
CONVERSION HOLDING ACCOUNT
PO BOX 8705
BOSTON MA  02266-0001

ARMADA MONEY MARKET FUND B SHARES                                                   196,364.9300           14.74 %
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC.
P.O. BOX 2052
JERSEY CITY NJ  07303-2052

ARMADA MONEY MARKET FUND B SHARES                                                   114,642.7100            8.61 %
SHORE WEST CONSTRUCTION 401(K) PLAN
JUDITH E SANTORA

3930 WOODPARK DR
N OLMSTED OH  44070-1774

ARMADA MONEY MARKET FUND B SHARES                                                    77,524.1800            5.82 %
FIRST CLEARING CORPORATION
A/C 5804-9547
MILDRED E MAY
MILDRED E MAY
6205 SIX MILE LANE
LOUISVILLE KY  40218-2348

ARMADA NAT'L TAX EXEMPT BOND I SHARES                                            11,323,879.4510           69.05 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA NAT'L TAX EXEMPT BOND I SHARES                                             4,208,665.9150           25.66 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TREASURY PL MONEY MKT A SHARES                                             1,000,000.0000           88.93 %
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052
JERSEY CITY NJ  07303-2052

ARMADA TREASURY PL MONEY MKT A SHARES                                                69,538.1300            6.18 %
SARASOTA SAILING SQUADRON INC
P O BOX 1927
SARASOTA FL  34230-1927

ARMADA NAT'L TAX EXEMPT BOND B SHARES                                                13,420.2570           18.22 %
RAYMOND JAMES & ASSOC INC
FBO HAWKINS,C TRUST
BIN# 43406825
880 CARILLON PKWY

ST PETERSBURG FL  33716-1100

ARMADA NAT'L TAX EXEMPT BOND B SHARES                                                 9,861.9330           13.39 %
FIRST CLEARING CORPORATION
A/C 8304-7634
EMILY T WHEELER TTEE
EMILY T WHEELER TRUST
1632 TAWAS BEACH ROAD
EAST TAWAS MI  48730-9330

ARMADA NAT'L TAX EXEMPT BOND B SHARES                                                 9,861.9330           13.39 %
FIRST CLEARING CORPORATION
A/C 8665-0100
JOHN D WHEELER TTEE
JOHN D WHEELER TRUST
1632 TAWAS BEACH ROAD
EAST TAWAS MI  48730-9330

ARMADA NAT'L TAX EXEMPT BOND B SHARES                                                 6,346.4940            8.62 %
LPL FINANCIAL SERVICES
A/C 1476-8134
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  92121-1968

ARMADA NAT'L TAX EXEMPT BOND B SHARES                                                 5,605.9700            7.61 %
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC.
P.O. BOX 2052
JERSEY CITY NJ  07303-2052

ARMADA NAT'L TAX EXEMPT BOND B SHARES                                                 5,524.9910            7.50 %
FIRST CLEARING CORPORATION
A/C 5482-0768
THEODORE R MCDONALD &
ROSE ANN MCDONALD
7712 ST BERNARD CT
LOUISVILLE KY  40291-2462

ARMADA NAT'L TAX EXEMPT BOND B SHARES                                                 4,928.9840            6.69 %
FIRST CLEARING CORPORATION
A/C 2099-9089

JAMES E CHENAULT &
JUDITH E CHENAULT
8609 COOL BROOK CT
LOUISVILLE KY  40291-1501

ARMADA INTERMEDIATE BOND FUND B SHARES                                               16,295.0320           12.38 %
FIRST CLEARING CORPORATION
A/C 1202-4114
EUGENE ARRIGONI IRA
FCC AS CUSTODIAN
4101 GRADY SMITH RD
LOGANVILLE GA  30052-3650

ARMADA TAX MANAGED EQUITY A SHARES                                                   80,148.5860            5.63 %
NFSC FEBO  # Z41-257923
ALLISON P VANHARTESVELDT
TSO EURSWA
PSC 817, BOX 8
FPO NY  09622

ARMADA NAT'L TAX EXEMPT BOND A SHARES                                               380,825.4440           52.44 %
FIRST CLEARING CORPORATION
A/C 1143-7442
BILL ANEST
400 S CURRAN
GRAYSLAKE IL  60030-9202

ARMADA OHIO MUNI MONEY MARKET A SHARES                                           54,879,835.2100           94.78 %
NATIONAL CITY BANK
FBO PCG/RETAIL SWEEP CUSTOMER
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA MONEY MARKET FUND I SHARES                                              2,382,833,275.480           67.07 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA MONEY MARKET FUND I SHARES                                               530,687,198.5900           14.94 %

NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA MONEY MARKET FUND I SHARES                                               213,371,435.1000            6.01 %
NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
3RD FLOOR  NORTH ANNEX
4100 W. 150 TH STREET
CLEVELAND OH  44135-1389

ARMADA TAX EXMPT MONEY MARKET I SHARES                                          483,334,103.7400           88.26 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA TAX EXMPT MONEY MARKET I SHARES                                           41,315,128.3100            7.54 %
NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W 150TH STREET
CLEVELAND OH  44135-1389

ARMADA GOV'T MONEY MARKET I SHARES                                             2,012,404,419.420           94.09 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA TREASURY MONEY MARKET I SHARES                                           457,841,447.1700           97.69 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX

4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA SMALL CAP GROWTH FUND I SHARES                                            10,004,125.3400           34.42 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA SMALL CAP GROWTH FUND I SHARES                                             7,898,749.9700           27.18 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA SMALL CAP GROWTH FUND I SHARES                                             6,634,982.0700           22.83 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA SMALL CAP GROWTH FUND I SHARES                                             3,720,115.5370           12.80 %
NATIOANL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA EQUITY GROWTH FUND I SHARES                                               12,147,165.5690           33.80 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA EQUITY GROWTH FUND I SHARES                                               11,051,558.5560           30.75 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777

CLEVELAND OH  44101-4777

ARMADA EQUITY GROWTH FUND I SHARES                                                5,847,785.5010           16.27 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA EQUITY GROWTH FUND I SHARES                                                5,661,003.7380           15.75 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA INTERMEDIATE BOND FUND I SHARES                                           12,744,469.0620           38.45 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA INTERMEDIATE BOND FUND I SHARES                                           10,384,427.9990           31.33 %
SHELDON & CO
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA INTERMEDIATE BOND FUND I SHARES                                            4,808,560.6520           14.51 %
SEI TRUST COMPANY
ATTN MUTUAL FUND ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA  19456

ARMADA INTERMEDIATE BOND FUND I SHARES                                            3,185,382.1310            9.61 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA OHIO TAX EXEMPT BOND I SHARES                                             10,951,341.3510           79.60 %

SHELDON & CO
FUTURE QUEST-C/O NATIONAL CITY BANK
ATTN TRUST MUTUAL FDS/01-999999774
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA OHIO TAX EXEMPT BOND I SHARES                                              1,722,911.9560           12.52 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LIMITED MATURITY BOND I SHARES                                             9,384,219.1900           44.91 %
SHELDON & CO
FUTURE QUEST-C/O NATIONAL CITY BANK
ATTN TRUST MUTUAL FDS/01-999999774
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA LIMITED MATURITY BOND I SHARES                                             6,348,388.7790           30.38 %
SHELDON & CO. (REINV)
FUTURE QUEST-C/O NATIONAL CITY BANK
ATTN TRUST MUTUAL FDS/01-999999774
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LIMITED MATURITY BOND I SHARES                                             3,374,039.2890           16.15 %
SHELDON & CO TTEE
FUTURE QUEST-C/O NATIONAL CITY BANK
ATTN TRUST MUTUAL FDS/01-999999774
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LIMITED MATURITY BOND I SHARES                                             1,486,903.0500            7.12 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA LARGE CAP VALUE FUND I SHARES                                             16,043,595.1250           34.54 %

SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP VALUE FUND I SHARES                                             13,158,749.9050           28.33 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP VALUE FUND I SHARES                                             12,202,092.6410           26.27 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA LARGE CAP VALUE FUND I SHARES                                              3,346,979.8770            7.21 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA TOTAL RETURN ADVANTAGE I SHARES                                           13,750,592.7390           53.88 %
SHELDON & CO. (REINV)
ATTN: TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA TOTAL RETURN ADVANTAGE I SHARES                                            6,212,255.6980           24.34 %
SHELDON & CO
PO BOX 94777
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4777

ARMADA TOTAL RETURN ADVANTAGE I SHARES                                            5,145,147.2330           20.16 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
PO BOX 94777

ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4777

ARMADA SMALL CAP VALUE FUND I SHARES                                             12,082,872.0980           27.01 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA SMALL CAP VALUE FUND I SHARES                                             12,065,035.2310           26.97 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA SMALL CAP VALUE FUND I SHARES                                              8,134,751.7910           18.18 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA SMALL CAP VALUE FUND I SHARES                                              7,100,933.9300           15.87 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA SMALL CAP VALUE FUND I SHARES                                              2,748,952.7380            6.14 %
CHARLES SCHWAB & CO INC
ATTN MUTUAL FUNDS
SPECIAL CUSTODY ACCOUNT
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

ARMADA TREASURY MONEY MARKET A SHARES                                             9,412,500.4200           51.55 %
WHEAT FIRST SECURITIES
PO BOX 6629
GLEN ALLEN VA  23058-6629

ARMADA TREASURY MONEY MARKET A SHARES                                             3,747,000.0000           20.52 %
NATIONAL CITY MI/IL
FBO CORPORATE SWEEP CUSTOMER
CASH MANAGEMENT OERATIONS
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA TREASURY MONEY MARKET A SHARES                                             2,111,318.8100           11.56 %
NATIONAL CITY BANK
FBO PCG/RETAIL SWEEP CUSTOMER
770 W BROAD ST LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA TREASURY MONEY MARKET A SHARES                                             1,245,000.0000            6.82 %
NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
770 W BROAD ST LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA MONEY MARKET FUND A SHARES                                               777,294,995.1900           44.22 %
WHEAT FIRST SECURITIES
PO BOX 6629
GLEN ALLEN VA  23058-6629

ARMADA MONEY MARKET FUND A SHARES                                               294,284,934.1200           16.74 %
NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
770 W BROAD ST LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA MONEY MARKET FUND A SHARES                                               274,120,000.0000           15.59 %
PENNSYLVANIA
FBO CORPORATE AUTOSWEEP CUSTOMERS
C/O NATIONAL CITY BANK OF PA
300 FOURTH STREET  2-191
PITTSBURGH PA  15222-2001

ARMADA MONEY MARKET FUND A SHARES                                               204,125,000.0000           11.61 %
NATIONAL CITY MI/IL
FBO CORPORATE SWEEP CUSTOMER
CASH MANAGEMENT OERATIONS

770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA MONEY MARKET FUND A SHARES                                                91,293,658.4800            5.19 %
NATIONAL CITY BANK
FBO PCG/RETAIL SWEEP CUSTOMER
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA GOV'T MONEY MARKET A SHARES                                              278,894,000.0000           36.34 %
PENNSYLVANIA
FBO CORPORATE AUTOSWEEP CUSTOMERS
C/O NATIONAL CITY BANK OF PA
300 FOURTH STREET  2-191
PITTSBURGH PA  15222-2001

ARMADA GOV'T MONEY MARKET A SHARES                                              251,241,000.0000           32.74 %
NATIONAL CITY MI/IL
FBO CORPORATE SWEEP CUSTOMER
CASH MANAGEMENT OERATIONS
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA GOV'T MONEY MARKET A SHARES                                              114,473,400.0000           14.92 %
NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA GOV'T MONEY MARKET A SHARES                                               88,120,843.9500           11.48 %
WHEAT FIRST SECURITIES
PO BOX 6629
GLEN ALLEN VA  23058-6629

ARMADA TAX EXMPT MONEY MARKET A SHARES                                          143,474,198.8400           51.47 %
FIRST CLEARING CORPORATION
PO BOX 6629
GLEN ALLEN VA  23058-6629

ARMADA TAX EXMPT MONEY MARKET A SHARES                                           43,175,454.4700           15.49 %
NATIONAL CITY BANK

FBO PCG/RETAIL SWEEP CUSTOMER
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA TAX EXMPT MONEY MARKET A SHARES                                           26,972,000.0000            9.68 %
NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
770 W BROAD ST LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA TAX EXMPT MONEY MARKET A SHARES                                           19,024,346.8600            6.83 %
INDIANA
NATIONAL CITY BANK OF INDIANA
FBO PCG/RETAIL SWEEP CUSTOMERS
CASH MANAGEMENT OPERATIONS
770 W BROAD ST. LOC. 16-0347
COLUMBUS OH  43222-1419

ARMADA TAX EXMPT MONEY MARKET A SHARES                                           17,049,424.4500            6.12 %
NATIONAL CITY MI/IL
FBO CORPORATE PCG/RETAIL SWEEP CUST
CASH MANAGEMENT OPERATIONS
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA EQUITY GROWTH FUND A SHARES                                                3,984,855.9800           74.12 %
STATE STREET BANK & TRUST TTEE
FBO FIRST ENERGY CORP SAVINGS PLAN
DTD 7/1/98
105 ROSEMONT AVE WES/IN
WESTWOOD MA  02090-2318

ARMADA INTERMEDIATE BOND FUND A SHARES                                               50,675.6760            5.93 %
ADVANTAGE TRADING GROUP INC FBO
29032675
1385 WEST STATE ROAD 434
LONGWOOD FL  32750-6871

ARMADA OHIO TAX EXEMPT BOND A SHARES                                                380,405.4420           37.29 %
FIRST CLEARING CORPORATION
A/C 3198-9668

HARRY E FIGGIE JR TRUST
HARRY E FIGGIE JR TTEE
37001 SHAKER BLVD
CHAGRIN FALLS OH  44022-6643

ARMADA LIMITED MATURITY BOND A SHARES                                                26,545.6750            5.13 %
SOY CAPITAL AG SERVICES & TRUST CO
455 N MAIN ST
DECATUR IL  62523-1103

ARMADA TOTAL RETURN ADVANTAGE A SHARES                                               19,831.2320           15.69 %
FIRST CLEARING CORPORATION
A/C 5046-3346
CURTIS E LESMEISTER (IRA)
FCC AS CUSTODIAN
2311 MEADOW DRIVE
LOUISVILLE KY  40218-1332

ARMADA TOTAL RETURN ADVANTAGE A SHARES                                               15,436.5750           12.22 %
FIRST CLEARING CORPORATION
A/C 4586-0750
DAVID R JOHNSON (IRA)
FCC AS CUSTODIAN
617 WILDWOOD ROAD
SELLERSBURG IN  47172-1747

ARMADA SMALL CAP VALUE FUND A SHARES                                                408,305.5580           19.77 %
NATIONWIDE TRUST COMPANY FSB
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH  43218-2029

ARMADA SMALL CAP VALUE FUND A SHARES                                                378,642.7540           18.34 %
CHARLES SCHWAB & CO INC
ATTN MUTUAL FUNDS
SPECIAL CUSTODY ACCOUNT
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

ARMADA PA TAX EXMPT MONEY MKT I SHARES                                          110,052,070.9100           94.79 %
NATIONAL CITY BANK

TRUST OPERATIONS
OPERATIONS CENTER
3RD FLOOR  NORTH ANNEX
4100 W. 150 TH STREET
CLEVELAND OH  44135-1389

ARMADA PA MUNICIPAL BOND FUND I SHARES                                            4,346,384.3610           91.73 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA BOND FUND I SHARES                                                        28,155,939.0870           34.81 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA BOND FUND I SHARES                                                        18,260,546.8640           22.58 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA BOND FUND I SHARES                                                        17,086,770.8750           21.12 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA BOND FUND I SHARES                                                        14,926,426.7440           18.45 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA GNMA FUND I SHARES                                                         8,960,166.2410           60.25 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK

TRUST MUTUAL FDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA GNMA FUND I SHARES                                                         3,844,643.4640           25.85 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA GNMA FUND I SHARES                                                         2,018,821.2660           13.57 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA PA TAX EXMPT MONEY MKT A SHARES                                           27,293,790.8400           48.87 %
PENNSYLVANIA
NATIONAL CITY BANK OF PENNSYLVANIA
FBO PCG/RETAIL SWEEP CUSTOMERS
CASH MANAGEMENT OPERATIONS
770 W BROAD ST. LOC. 16-0347
COLUMBUS OH  43222-1419

ARMADA PA TAX EXMPT MONEY MKT A SHARES                                           24,435,000.0000           43.75 %
PENNSYLVANIA
FBO CORPORATE AUTOSWEEP CUSTOMERS
C/O NATIONAL CITY BANK OF PA
300 FOURTH STREET  2-191
PITTSBURGH PA  15222-2001

ARMADA PA MUNICIPAL BOND FUND A SHARES                                               14,233.9320           15.47 %
FIRST CLEARING CORPORATION
A/C 5158-1633
ELVA A LONGWELL &
437 MORTON STREET
SHARON PA  16146-2419

ARMADA PA MUNICIPAL BOND FUND A SHARES                                               10,772.6930           11.71 %

FIRST CLEARING CORPORATION
A/C 1054-0958
JAMES L AIELLO AND
CRYSTEL GABRICH
141 CIRCLE DR
PITTSBURGH PA  15228-2120

ARMADA PA MUNICIPAL BOND FUND A SHARES                                               10,262.7520           11.15 %
FIRST CLEARING CORPORATION
A/C 8963-5901
SARA ZIMMER
6315 WALDRON ST
PITTSBURGH PA  15217-2518

ARMADA PA MUNICIPAL BOND FUND A SHARES                                                9,469.6970           10.29 %
FIRST CLEARING CORPORATION
A/C 8698-0511
JOAN A WICKERHAM
ALAN C WICKERHAM
JTTEN
462 S 7TH STREET

ARMADA PA MUNICIPAL BOND FUND A SHARES                                                8,587.1490            9.33 %
FIRST CLEARING CORPORATION
A/C 7618-3716
HELGA A. SUHR
750 CHARTER DR #E-11
LONGS SC  29568-5857

ARMADA PA MUNICIPAL BOND FUND A SHARES                                                7,792.0620            8.47 %
FIRST CLEARING CORPORATION
A/C 8434-2907
THIEL COLLEGE
75 COLLEGE AVENUE
GREENVILLE PA  16125-2186

ARMADA PA MUNICIPAL BOND FUND A SHARES                                                7,728.2320            8.40 %
FIRST CLEARING CORPORATION
A/C 4289-0182
CAROL HOFFMAN
255 B-11 DIZENGOFF STREET

ZIP CODE 63117 ISRAEL
TEL AVIV

ARMADA PA MUNICIPAL BOND FUND A SHARES                                                5,550.3920            6.03 %
NATIONAL FINANCIAL SERVICES CORP
FBO GARY S LENGEL
BIN  # TGA-100897
200 LIBERTY ST # FL
NEW YORK NY  10281-1003

ARMADA GNMA FUND A SHARES                                                            97,276.2650           31.53 %
FIRST CLEARING CORPORATION
A/C 4720-7506
ROBERT S KENDALL &
LINDA R KENDALL JT TEN
2650 BUTTERNUT LN
PEPPER PIKE OH  44124-4208

ARMADA GNMA FUND A SHARES                                                            17,845.2820            5.78 %
NFSC FEBO  # Z10-075400
LANA S CHADWICK TTEE
CHADWICK IRREV CHARITABLE UNI
4719 KITTIWAKE CT
NAPLES FL  34119-8864

ARMADA INTERNATIONAL EQUITY I SHARES                                             18,227,357.3990           34.26 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA INTERNATIONAL EQUITY I SHARES                                             17,528,166.1100           32.95 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA INTERNATIONAL EQUITY I SHARES                                             11,362,011.9740           21.36 %
SHELDON & CO

C/O  NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA INTERNATIONAL EQUITY I SHARES                                              2,987,646.4070            5.62 %
KEY BANK NA TTEE FBO
FOUNDATION BALANCED FUND
A/C 04 66 300
PO BOX 94871
CLEVELAND OH  44101-4871

ARMADA INTERNATIONAL EQUITY A SHARES                                                169,927.9090           10.91 %
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052
JERSEY CITY NJ 07303-9998

ARMADA CORE EQUITY FUND I SHARES                                                 11,840,861.2120           91.38 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TREASURY PL MONEY MKT I SHARES                                           167,877,558.1900           91.35 %
NATIONAL CITY INDIANA
TRUST OPERATIONS
MONEY MARKET 5312
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TREASURY PL MONEY MKT I SHARES                                            14,566,754.6600            7.93 %
NATIONAL CITY
MONEY MARKET UNIT/LOC 5312
4100 W 150TH ST
CLEVELAND OH  44135-1389

ARMADA MID CAP GROWTH I SHARES                                                    7,362,050.4710           33.33 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS

PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA MID CAP GROWTH I SHARES                                                    6,964,618.8990           31.53 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA MID CAP GROWTH I SHARES                                                    5,086,573.9470           23.03 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA MID CAP GROWTH I SHARES                                                    2,500,923.2290           11.32 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA MID CAP GROWTH C SHARES                                                        9,360.5880           20.74 %
BURKE BROTHERS, INC. 401K
JAMES P BURKE
R.D. #1
BOX 118
WEEDVILLE PA  15868

ARMADA MID CAP GROWTH C SHARES                                                        2,599.6530            5.76 %
FIRST CLEARING CORPORATION
A/C 1201-1331
PATRICIA L ARONE IRA
FCC AS CUSTODIAN
3720 TOMLINSON DR
LOGANSPORT IN  46947-4034

ARMADA US GOVERNMENT INCOME I SHARES                                             11,556,765.8330           58.40 %
SHELDON & CO TTEE

C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA US GOVERNMENT INCOME I SHARES                                              3,114,051.6380           15.74 %
SHELDON & CO
C/O  NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA US GOVERNMENT INCOME I SHARES                                              2,446,671.4150           12.36 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA US GOVERNMENT INCOME I SHARES                                              2,122,086.8170           10.72 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA US GOVERNMENT INCOME C SHARES                                                 27,301.7350           34.00 %
FIRST CLEARING CORPORATION
A/C 6019-2188
NORTHERN OHIO DISTRICT COUNCIL
ATTN ROBERT FOZIO
16600 SPRAGUE ROAD # 275
MIDDLEBURG OH  44130-6398

ARMADA US GOVERNMENT INCOME C SHARES                                                  8,085.8180           10.07 %
FIRST CLEARING CORPORATION
A/C 3555-4106
ANDREW L GLADISH (IRA R/O)
FCC AS CUSTODIAN
33681 RESERVE WAY
AVON OH  44011-3224

ARMADA US GOVERNMENT INCOME C SHARES                                                  7,399.2070            9.21 %
FIRST CLEARING CORPORATION
A/C 8697-5307
WILDA I WILSON
BARBARA A NAGY POA
10137 HOBART RD
APT 504

ARMADA US GOVERNMENT INCOME C SHARES                                                  5,409.0470            6.74 %
FIRST CLEARING CORPORATION
A/C 1074-5691
HELEN D ALEXANDER
5372 TWIN LAKE RD NE
MANCELONA MI  49659-9220

ARMADA US GOVERNMENT INCOME C SHARES                                                  4,343.6740            5.41 %
FIRST CLEARING CORPORATION
A/C 4585-0691
HARRY J JAHNKE
MARY LOUISE JAHNKE
2025 E LINCOLN ST APT 2324
BLOOMINGTON IL  61701-5995

ARMADA MICHIGAN MUNI BOND I SHARES                                               10,609,183.6600           84.93 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA MICHIGAN MUNI BOND I SHARES                                                1,532,015.6160           12.26 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA MICHIGAN MUNI BOND A SHARES                                                  251,330.3540           17.84 %
MCDONALD INVESTMENTS INC FBO
35617487
4900 TIEDEMAN ROAD

BROOKLYN OH  44144-2338

ARMADA MICHIGAN MUNI BOND B SHARES                                                   23,428.6320           13.22 %
FIRST CLEARING CORPORATION
A/C 4119-5327
TIMOTHY P. HIGGINS
KATHLEEN M. HIGGINS
6302 GREENWOOD CT
BELLEVILLE MI  48111-5169

ARMADA MICHIGAN MUNI BOND B SHARES                                                   16,303.8070            9.20 %
FIRST CLEARING CORPORATION
A/C 1474-8811
MARION E BELLONI
510 E BLOOMFIELD AVE
ROYAL OAK MI  48073-3562

ARMADA MICHIGAN MUNI BOND B SHARES                                                    9,443.6040            5.33 %
FIRST CLEARING CORPORATION
A/C 8304-7634
EMILY T WHEELER TTEE
EMILY T WHEELER TRUST
1632 TAWAS BEACH ROAD
EAST TAWAS MI  48730-9330

ARMADA MICHIGAN MUNI BOND B SHARES                                                    9,167.7780            5.17 %
FIRST CLEARING CORPORATION
A/C 6852-6451
MARYLEE A ROVEN &
SHERYL C ROVEN
13644 WESLEY
SOUTHGATE MI  48195-1719

ARMADA MICHIGAN MUNI BOND B SHARES                                                    9,174.3120            5.17 %
FIRST CLEARING CORPORATION
A/C 8665-0100
JOHN D WHEELER TTEE
JOHN D WHEELER TRUST
1632 TAWAS BEACH ROAD
EAST TAWAS MI  48730-9330


ARMADA MICHIGAN MUNI BOND C SHARES                                                   17,090.7740           66.94 %
FIRST CLEARING CORPORATION
A/C 7412-6331
ALYSSA LEE TRUST
SHARI L SIMON TTEE
8885 LEHMAN ROAD
MONTAGUE MI  49437-9326

ARMADA MICHIGAN MUNI BOND C SHARES                                                    3,619.9100           14.18 %
FIRST CLEARING CORPORATION
A/C 8421-6308
EUGENE H. TOWNER MARITAL TRUST
1023 AVON ROAD
ANN ARBOR MI  48104-2741

ARMADA MICHIGAN MUNI BOND C SHARES                                                    2,057.9750            8.06 %
FIRST CLEARING CORPORATION
A/C 8951-4011
RAIMONDS T ZIEMELIS
RAIMONDS T ZIEMELIS
1222 E GILES
MUSKEGON MI  49445-2630

ARMADA MICHIGAN MUNI BOND C SHARES                                                    1,858.8310            7.28 %
FIRST CLEARING CORPORATION
A/C 5837-0033
ROBERT L MOTT
GLORIA A MOTT TTEE
10242 SUNRISE RDG
PINCKNEY MI  48169-8125

ARMADA LARGE CAP ULTRA FUND I SHARES                                              6,041,075.2330           45.44 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP ULTRA FUND I SHARES                                              3,183,518.5900           23.95 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK


TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP ULTRA FUND I SHARES                                              1,506,375.4050           11.33 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA LARGE CAP ULTRA FUND I SHARES                                              1,479,570.7140           11.13 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP ULTRA FUND I SHARES                                                953,223.9040            7.17 %
SEI TRUST COMPANY
ATTN MUTUAL FUND ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA  19456

ARMADA LARGE CAP ULTRA FUND C SHARES                                                 10,645.7160           29.12 %
BURKE BROTHERS, INC. 401K
JAMES P BURKE
R.D. #1
BOX 118
WEEDVILLE PA  15868

ARMADA LARGE CAP ULTRA FUND C SHARES                                                  2,092.0500            5.72 %
FIRST CLEARING CORPORATION
A/C 1641-3374
THEODORE BOLTON (DECEDENT IRA)
GARY BOLTON (BENEFICIARY)
2032 FITZWATER
PHILADELPHIA PA  19146-1333

ARMADA EQUITY INDEX FUND C SHARES                                                     9,638.4320           10.00 %
FIRST CLEARING CORPORATION
A/C 4509-9613


INDUSTRIAL POWER SYSTEMS, INC.
ATTN: ANGELA KAMINKI
410 RYDER ROAD
TOLEDO OH  43607-3106

ARMADA EQUITY INDEX FUND C SHARES                                                     8,009.6130            8.31 %
FIRST CLEARING CORPORATION
A/C 5911-3463
LYMAN F NARTEN IRA R/O
FCC AS CUSTODIAN
15155 HERITAGE LN
CHAGRIN FALLS OH  44022-2674

ARMADA EQUITY INDEX FUND C SHARES                                                     4,878.9570            5.06 %
FIRST CLEARING CORPORATION
A/C 7708-8569
JAMES C TAYLOR IRA R/O
WFS AS CUSTODIAN
5902 ELAINE ST
SPEEDWAY IN  46224-3031

ARMADA BALANCED ALLOCATION C SHARES                                                  12,995.8960           16.43 %
BURKE BROTHERS, INC. 401K
JAMES P BURKE
R.D. #1
BOX 118
WEEDVILLE PA  15868

ARMADA BALANCED ALLOCATION C SHARES                                                   7,411.2330            9.37 %
FIRST CLEARING CORPORATION
A/C 5205-8862
JOANN LUTES &
AIMEE L TELEGRAPHIC
4 WESLEY AVE
CHARLEROI PA  15022-9444

ARMADA BALANCED ALLOCATION C SHARES                                                   5,585.4160            7.06 %
FIRST CLEARING CORPORATION
A/C 5851-0084
MENTOR CHIROPRACTIC CENTER INC
DEFINED BENEFIT PENSION PLAN


753 NICKLAUS
MELBOURNE FL  32940-1793

ARMADA TAX MANAGED EQUITY C SHARES                                                    8,264.4630            9.09 %
FIRST CLEARING CORPORATION
A/C 6700-2399
GAYLE PAPESH
5408 TURNEY RD
GARFIELD HTS OH  44125-3204

ARMADA TAX MANAGED EQUITY C SHARES                                                    7,346.4200            8.08 %
FIRST CLEARING CORPORATION
A/C 6108-1699
KENNETH A OTTO &
MERILEE W OTTO
1710 ROOD POINT ROAD
MUSKEGON MI  49441-4849

ARMADA TAX MANAGED EQUITY C SHARES                                                    5,342.8320            5.88 %
FIRST CLEARING CORPORATION
A/C 7561-2888
ROSALIA H STOJOVIC
1787 E 33RD STREET
CLEVELAND OH  44114-4517

ARMADA NAT'L TAX EXEMPT BOND C SHARES                                                 6,214.6390           77.43 %
FIRST CLEARING CORPORATION
A/C 2146-8768
P BRIAN COLEMAN
RR #1
PO BOX 254
FLEMINGSBURG KY  41041-0254

ARMADA NAT'L TAX EXEMPT BOND C SHARES                                                 1,800.2440           22.43 %
FIRST CLEARING CORPORATION
A/C 3565-5028
PATRICIA ANN GALLIHER
JT WROS
311 BELLEFONTE PRINCESS RD
ASHLAND KY  41101-7115

ARMADA MONEY MARKET FUND C SHARES                                                    48,383.0900           26.71 %
BURKE BROTHERS, INC. 401K
JOHN DICK
R.D. #1
WEEDVILLE PA  15868

ARMADA MONEY MARKET FUND C SHARES                                                    40,000.6700           22.09 %
FIRST CLEARING CORPORATION
A/C 2136-5224
FREDERICK E CASSIDY IRA
FCC AS CUSTODIAN
2223 CARROLL STREET
ASHLAND KY  41102-4739

ARMADA MONEY MARKET FUND C SHARES                                                    17,963.1000            9.92 %
FIRST CLEARING CORPORATION
A/C 6490-8961
HOMER M OSBORNE IRA
FCC AS CUSTODIAN
5 PATRICIA ST
CHARLEROI PA  15022-9439

ARMADA MONEY MARKET FUND C SHARES                                                    10,949.5700            6.05 %
STONEY HOLLOW TIRE, INC. 401(K) PLA
LARRY J TRAVIS
ATTN: EARL BUONO
PERSONAL AND CONFIDENTIAL
1ST & HANOVER STREETS, PO BOX 310
MARTINS FERRY OH  43935

ARMADA MONEY MARKET FUND C SHARES                                                    10,281.7200            5.68 %
KATHERINE M MAHAN
5956 ROBERTDALE RD
BEDFORD OH  44146-2552

ARMADA MONEY MARKET FUND C SHARES                                                    10,122.5000            5.59 %
J&S GRINDING COMPANY INC 401(K)
VALIERY E MATTIUZ
556 WEST MAIN STREET
KERSEY PA  15846-9604


ARMADA EQUITY GROWTH FUND C SHARES                                                    5,318.3910           15.30 %
FIRST CLEARING CORPORATION
A/C 1294-3972
ROBERT HENRY BAKER JR IRA
FCC AS CUSTODIAN
530 ELWHA BLUFFS RD
PORT ANGELES WA  98363-9586

ARMADA EQUITY GROWTH FUND C SHARES                                                    3,528.6920           10.15 %
INDEPENDENCE TRUST COMPANY
PO BOX 682188
FRANKLIN TN  37068-2188

ARMADA EQUITY GROWTH FUND C SHARES                                                    3,029.2530            8.71 %
FIRST CLEARING CORPORATION
A/C 6142-5504
CAROLYN A PAGEL IRA
FCC AS CUSTODIAN
1421 CORDOVA AVE
LAKEWOOD OH  44107-3601

ARMADA EQUITY GROWTH FUND C SHARES                                                    2,880.8100            8.29 %
THE KAYO LUMBER CO. PSP
JAMES E ELOFF
8640 TAMARACK
TEMPERANCE MI  48182-9257

ARMADA INTERMEDIATE BOND FUND C SHARES                                                9,696.2010           24.70 %
FIRST CLEARING CORPORATION
A/C 4973-8143
MARIAN L LAISURE
TOD, DORYLZ LAISURE,
2112 ACACIA PARK DR APT 307
LYNDHURST OH  44124-3800

ARMADA INTERMEDIATE BOND FUND C SHARES                                                9,496.6760           24.19 %
FIRST CLEARING CORPORATION
A/C 7721-3664
SAMUEL E TAYLOR
REVOCABLE TRUST
961 COLLIER CT APT 303

MARCO ISLAND FL  34145-6535

ARMADA INTERMEDIATE BOND FUND C SHARES                                                7,105.6350           18.10 %
FIRST CLEARING CORPORATION
A/C 1294-3972
ROBERT HENRY BAKER JR IRA
FCC AS CUSTODIAN
530 ELWHA BLUFFS RD
PORT ANGELES WA  98363-9586

ARMADA INTERMEDIATE BOND FUND C SHARES                                                2,309.5240            5.88 %
FIRST CLEARING CORPORATION
A/C 4155-4203
DIANE L HISER
5456 CARMOUSTIE CIR
DANVILLE IN  46123-7693

ARMADA INTERMEDIATE BOND FUND C SHARES                                                2,266.3020            5.77 %
FIRST CLEARING CORPORATION
A/C 2134-3053
JOSEPH H CROWLEY (IRA)
FCC AS CUSTODIAN
1630 CREEDMOOR AVE
PITTSBURGH PA  15226-2440

ARMADA INTERMEDIATE BOND FUND C SHARES                                                2,111.4420            5.38 %
SEI PRIVATE TRUST CO CUST FBO
CUST FOR THE ROLLOVER IRA OF
WALLACE STRICKLAND
3337 E 149TH ST
CLEVELAND OH  44120-4237

ARMADA OHIO TAX EXEMPT BOND C SHARES                                                  9,337.6790           10.18 %
FIRST CLEARING CORPORATION
A/C 7164-3090
ROBERT J RICE REVOCABLE TRUST
ROBERT J RICE TRUSTEE
16280 COMMONS OVAL
STRONGSVILLE OH  44136-2566

ARMADA OHIO TAX EXEMPT BOND C SHARES                                                  9,006.5200            9.82 %

FIRST CLEARING CORPORATION
A/C 3709-6486
ANNA M GASCOIGNE NIXON
284 SOUTH OVAL DRIVE
CHARDON OH  44024-1462

ARMADA OHIO TAX EXEMPT BOND C SHARES                                                  8,982.5090            9.79 %
FIRST CLEARING CORPORATION
A/C 1021-6227
DOROTHY L ACKERS
6700 CINCINNATI/ZANESVILLE RD
RUSHVILLE OH  43150-9641

ARMADA OHIO TAX EXEMPT BOND C SHARES                                                  7,806.4100            8.51 %
FIRST CLEARING CORPORATION
A/C 5168-1198
JAMES LEVIN AND
JILL LEVIN
3099 VINE COURT
CLEVELAND OH  44113-2948

ARMADA OHIO TAX EXEMPT BOND C SHARES                                                  7,409.2140            8.08 %
FIRST CLEARING CORPORATION
A/C 3330-1164
HARRY FRONISTA
8969 ADAMS RD
HUBER HEIGHTS OH  45424-4037

ARMADA OHIO TAX EXEMPT BOND C SHARES                                                  7,409.2140            8.08 %
FIRST CLEARING CORPORATION
A/C 3384-6316
SYLVIA A. FRONISTA
8969 ADAMS RD
HUBER HEIGHTS OH  45424-4037

ARMADA OHIO TAX EXEMPT BOND C SHARES                                                  6,244.4250            6.81 %
FIRST CLEARING CORPORATION
A/C 3266-5160
PEARLIE J FOSTER &
JAMES H FOSTER
10730 ENGLEWOOD AVE

CLEVELAND OH  44108-2720

ARMADA OHIO TAX EXEMPT BOND C SHARES                                                  4,668.8440            5.09 %
FIRST CLEARING CORPORATION
A/C 7060-5213
LAWRENCE A RICE REV TRUST
LAWRENCE A RICE TRUSTEE
480 PARKLAWN
ROCKY RIVER OH  44116-1151

ARMADA OHIO TAX EXEMPT BOND C SHARES                                                  4,668.8440            5.09 %
FIRST CLEARING CORPORATION
A/C 7061-8184
THOMAS R RICE REVOCABLE TRUST
THOMAS R RICE TRUSTEE
31409 ST. ANDREWS
WESTLAKE OH  44145-5056

ARMADA LIMITED MATURITY BOND C SHARES                                                11,568.0040           13.09 %
FIRST CLEARING CORPORATION
A/C 3826-7877
ALI GHARIB FAMILY TRUST
HOMA GHARIB TTEE
10516 MITCHELLS WILL ROAD
CHARDON OH  44024-8615

ARMADA LIMITED MATURITY BOND C SHARES                                                10,069.8440           11.39 %
FIRST CLEARING CORPORATION
A/C 4083-8539
ROSEMARY E HARRISON (IRA R/O)
FCC AS CUSTODIAN
47 CLEVELAND STREET
CHAGRIN FALLS OH  44022-2927

ARMADA LIMITED MATURITY BOND C SHARES                                                 6,513.3020            7.37 %
FIRST CLEARING CORPORATION
A/C 1744-7345
SYMA BREJT (IRA)
FCC AS CUSTODIAN
3625 SHANNON RD
CLEVELAND HTS OH  44118-1928

ARMADA LIMITED MATURITY BOND C SHARES                                                 5,061.0250            5.73 %
FIRST CLEARING CORPORATION
A/C 4870-6402
KRIEG BROTHERS CATH SUPPLY INC
119 S MERIDIAN ST
INDIANAPOLIS IN  46225-1016

ARMADA LIMITED MATURITY BOND C SHARES                                                 4,737.7640            5.36 %
FIRST CLEARING CORPORATION
A/C 2134-3053
JOSEPH H CROWLEY (IRA)
FCC AS CUSTODIAN
1630 CREEDMOOR AVE
PITTSBURGH PA  15226-2440

ARMADA GNMA FUND B SHARES                                                             4,114.7600            7.68 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO TWILA DOLBY DUNLAP
2504 CHERRYTREE RD
OIL CITY PA 16301-4902

ARMADA GNMA FUND B SHARES                                                             3,976.7150            7.42 %
FIRST CLEARING CORPORATION
A/C 2956-7340
ROBERT K ERICKSON IRA
FCC AS CUSTODIAN
RR 3 BOX 157
BLOOMINGTON IL  61704-9591

ARMADA GNMA FUND B SHARES                                                             3,499.3370            6.53 %
FIRST CLEARING CORPORATION
A/C 8350-2842
WILLIAM P THOMAS IRA
FCC AS CUSTODIAN
7900 PRESTON HILLS CT
MENTOR OH  44060-7466

ARMADA GNMA FUND B SHARES                                                             3,475.7100            6.49 %
FIRST CLEARING CORPORATION

A/C 7379-2795
EVELYN J SCHLEGEL
14508 ALGER ROAD
CLEVELAND OH  44111-1308

ARMADA GNMA FUND B SHARES                                                             2,776.2980            5.18 %
FIRST CLEARING CORPORATION
A/C 1242-1144
DALLAS AUVIL JR AND
GLENNADINE AUVIL JTWROS
12044 HUNTOON ROAD
PAINESVILLE OH  44077-9727

ARMADA GNMA FUND B SHARES                                                             2,693.5370            5.03 %
SHORE WEST CONSTRUCTION 401(K) PLAN
KENNETH M SOKOL
4055 BREWSTER DR
WESTLAKE OH  44145-5302

ARMADA LIMITED MATURITY BOND B SHARES                                                 8,617.0000            7.24 %
FIRST CLEARING CORPORATION
A/C 1685-8815
FREMOND BOYD (IRA)
FCC AS CUSTODIAN
3567 GROSVENOR RD
CLEVELAND OH  44118-2628

ARMADA LIMITED MATURITY BOND B SHARES                                                 8,429.6270            7.09 %
FIRST CLEARING CORPORATION
A/C 4940-5425
EUGENE R KUS
13945 COUNTY LINE ROAD
CHAGRIN FALLS OH  44022-4015

ARMADA LIMITED MATURITY BOND B SHARES                                                 6,030.6080            5.07 %
FIRST CLEARING CORPORATION
A/C 2090-6267
CHARLES L CARR (IRA)
FCC AS CUSTODIAN
9414 EASTON AVE
CLEVELAND OH  44104-5418

ARMADA TOTAL RETURN ADVANTAGE B SHARES                                                5,254.1190           18.89 %
FIRST CLEARING CORPORATION
A/C 4025-9578
DONALD P HAMILTON SR IRA
FCC AS CUSTODIAN
164 SOUTH DETROIT AVE
TOLEDO OH  43609-2017

ARMADA TOTAL RETURN ADVANTAGE B SHARES                                                4,165.6140           14.97 %
FIRST CLEARING CORPORATION
A/C 2867-1582
HENRY R & ANNA BELLE
DOWDY TTEE HENRY R & ANNA
6100 LAKE BONITA RD
CATLETTSBURG KY  41129-9704

ARMADA TOTAL RETURN ADVANTAGE B SHARES                                                3,776.9130           13.58 %
FIRST CLEARING CORPORATION
A/C 7738-9249
HOWARD C SERGOTT (IRA R/O)
FCC AS CUSTODIAN
4698 WOLFF DR
BRUNSWICK OH  44212-2549

ARMADA TOTAL RETURN ADVANTAGE B SHARES                                                3,002.9390           10.80 %
FIRST CLEARING CORPORATION
A/C 1212-4397
YORK ASH
2772 S. MICHAEL
TRAVERSE CITY MI  49686-4921

ARMADA TOTAL RETURN ADVANTAGE B SHARES                                                2,624.3950            9.43 %
FIRST CLEARING CORPORATION
A/C 3816-3066
CLAUDE HALL IRA
FCC AS CUSTODIAN
416 SKYLARK DR
WINCHESTER KY  40391-2902

ARMADA TOTAL RETURN ADVANTAGE B SHARES                                                2,023.9150            7.28 %

RAYMOND JAMES & ASSOC INC CSDN
ALFRED E COREY JR IRA
1031 EDEN ISLE DR N E
SAINT PETERSBURG FL  33704-1705

ARMADA TOTAL RETURN ADVANTAGE B SHARES                                                1,745.0520            6.27 %
FIRST CLEARING CORPORATION
A/C 4103-5222
ROBERT E HARTWIG
JEANETTE L HARTWIG
1507 CITY ROAD 5
KITTS HILL OH  45645

ARMADA TOTAL RETURN ADVANTAGE B SHARES                                                1,465.0980            5.27 %
FIRST CLEARING CORPORATION
A/C 5730-3497
TRONIKA S MCFARLAND
3365 ARTHINGTON BLVD
1 W SYCAMORE
INDIANAPOLIS IN  46218-2332

ARMADA LARGE CAP VALUE FUND C SHARES                                                  2,951.7750           13.72 %
FIRST CLEARING CORPORATION
A/C 5723-7156
ANTHONY R MOHORCIC DECEDENT
IRA ROLLOVER
FCC AS CUSTODIAN DTD 3/17/97
8595 PARK RIDGE LN

ARMADA LARGE CAP VALUE FUND C SHARES                                                  2,067.4800            9.61 %
FIRST CLEARING CORPORATION
A/C 7081-0852
RIDGWAY COMMUNITY NURSES SRVCS
ATTN:LORI MACDONALD
94 HOSPITAL STREET
3RD FLOOR

ARMADA LARGE CAP VALUE FUND C SHARES                                                  1,595.2240            7.41 %
FIRST CLEARING CORPORATION
A/C 6285-7564
NORTH RIVER DEVELOPMENT CORP.

725 LAGRANGE ST.
TOLEDO OH  43604-1673

ARMADA LARGE CAP VALUE FUND C SHARES                                                  1,227.1250            5.70 %
FIRST CLEARING CORPORATION
A/C 8742-7666
ROBERT W WARLAND
BEVERLY B WARLAND
1403 14TH AVE
FORT DODGE IA  50501-7625

ARMADA LARGE CAP VALUE FUND C SHARES                                                  1,203.4940            5.59 %
SEI PRIVATE TRUST CO CUST FBO
CUST FOR THE ROLLOVER IRA OF
WALLACE STRICKLAND
3337 E 149TH ST
CLEVELAND OH  44120-4237

ARMADA LARGE CAP VALUE FUND C SHARES                                                  1,131.8780            5.26 %
FIRST CLEARING CORPORATION
A/C 2135-3210
HAROLD E CRUMLEY IRA R/O
FCC AS CUSTODIAN
22089 SPRING CREEK RD
EAST PEORIA IL  61611-1391

ARMADA LARGE CAP VALUE FUND C SHARES                                                  1,078.1860            5.01 %
FIRST CLEARING CORPORATION
A/C 3262-4363
ROSELLA M FISHER (IRA)
FCC AS CUSTODIAN
4874 S WASHINGTON
NORTH EAST PA  16428-5014

ARMADA TOTAL RETURN ADVANTAGE C SHARES                                                1,038.7680           27.83 %
FIRST CLEARING CORPORATION
A/C 3778-0803
VIRGINIA M GILLESPIE
7037 PROSPECT DUBLIN RD
PROSPECT OH  43342-9553

ARMADA TOTAL RETURN ADVANTAGE C SHARES                                                  436.7050           11.70 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF
ROBERT R FELTES
8853 MICHAELS LN
BROADVIEW HTS OH  44147-1774

ARMADA TOTAL RETURN ADVANTAGE C SHARES                                                  269.8480            7.23 %
SEI PRIVATE TRUST COMPANY CUST
ROTH CONTRIBUTION IRA
PHYLLIS A LARSON
857 E LYONS AVE APT 6
SPOKANE WA 99208-6617

ARMADA TOTAL RETURN ADVANTAGE C SHARES                                                  253.8020            6.80 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF
JAMES E FORD
13129 WHITNEY RD
STRONGSVILLE OH  44136-1943

ARMADA TOTAL RETURN ADVANTAGE C SHARES                                                  214.6270            5.75 %
STONEY HOLLOW TIRE, INC. 401(K) PLA
KEITH W SANDERS
ATTN: EARL BUONO
PERSONAL AND CONFIDENTIAL
1ST & HANOVER STREETS, PO BOX 310
MARTINS FERRY OH  43935

ARMADA PA MUNICIPAL BOND FUND C SHARES                                                9,787.3060           22.17 %
FIRST CLEARING CORPORATION
A/C 8681-9932
LEROY A WHEELER
JUNE L JONES
23164 N TOWNLINE
CONNEAUTVILLE PA  16406-5548

ARMADA PA MUNICIPAL BOND FUND C SHARES                                                7,541.2530           17.08 %
FIRST CLEARING CORPORATION
A/C 1267-6671
MARTHA BAIRD

10 STONEY BROOK BLVD
GREENVILLE PA  16125-7804

ARMADA PA MUNICIPAL BOND FUND C SHARES                                                7,274.4910           16.48 %
FIRST CLEARING CORPORATION
A/C 7799-8929
HENRI SCHMID
HARRIET ANN SCHMID
JTTEN
440 COLLIER ROAD

ARMADA PA MUNICIPAL BOND FUND C SHARES                                                5,146.3560           11.66 %
FIRST CLEARING CORPORATION
A/C 6713-4142
MILDRED P PHILLIPS
2625 ASBURY RD
ERIE PA  16506-1441

ARMADA PA MUNICIPAL BOND FUND C SHARES                                                4,424.9070           10.02 %
FIRST CLEARING CORPORATION
A/C 3393-3402
CATHERINE M FRANTZ
2617 ASBURY RD
ERIE PA  16506-1441

ARMADA PA MUNICIPAL BOND FUND C SHARES                                                3,250.5550            7.36 %
FIRST CLEARING CORPORATION
A/C 5368-1735
SHERRY M LOVAGLIO
DONALD A LOVAGLIO
JTTEN
LYNNWOOD ESTATES

ARMADA PA MUNICIPAL BOND FUND C SHARES                                                2,929.0860            6.64 %
FIRST CLEARING CORPORATION
A/C 4324-1382
CARRIE D HUFFMAN
1290 BOYCE RD APT C312
PITTSBURGH PA  15241-3992

ARMADA PA MUNICIPAL BOND FUND C SHARES                                                2,422.9670            5.49 %

FIRST CLEARING CORPORATION
A/C 2925-3576
ISABEL W DUNN
DUANE R DUNN JT TEN
215 OLIN AVENUE
GIRARD PA  16417-1529

ARMADA BOND FUND C SHARES                                                             3,921.2910           25.85 %
FIRST CLEARING CORPORATION
A/C 7081-0852
RIDGWAY COMMUNITY NURSES SRVCS
ATTN:LORI MACDONALD
94 HOSPITAL STREET
3RD FLOOR

ARMADA BOND FUND C SHARES                                                             2,405.1990           15.85 %
FIRST CLEARING CORPORATION
A/C 2134-3053
JOSEPH H CROWLEY (IRA)
FCC AS CUSTODIAN
1630 CREEDMOOR AVE
PITTSBURGH PA  15226-2440

ARMADA BOND FUND C SHARES                                                             1,800.9250           11.87 %
CARL L CULP &
MARIE CULP JT/WROS
ACCT#2
2074 HOBSON DR
FORD CITY PA  16226-1406

ARMADA BOND FUND C SHARES                                                             1,080.7450            7.12 %
FIRST CLEARING CORPORATION
A/C 1682-6933
PETER P BOVA SEP IRA
FCC AS CUSTODIAN
134 WINTERWOOD DR
BUTLER PA  16001-7334

ARMADA BOND FUND C SHARES                                                             1,072.3280            7.07 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF

FBO MARLENE A MESA
7456 BARTHOLOMEW DR
MIDDLEBRG HTS OH  44130-6768

ARMADA BOND FUND C SHARES                                                               916.8740            6.04 %
FIRST CLEARING CORPORATION
A/C 6099-1850
ROBERT H MULLENS (IRA)
FCC AS CUSTODIAN
1256 ROHR RD
LOCKBOURNE OH  43137-9251

ARMADA BOND FUND C SHARES                                                               875.7910            5.77 %
FIRST CLEARING CORPORATION
A/C 7743-2155
LYDIA M STALLING IRA
FCC AS CUSTODIAN
311 SOUTHWOOD AVE
COLUMBUS OH  43207-1269

ARMADA BOND FUND C SHARES                                                               849.3680            5.60 %
FIRST CLEARING CORPORATION
A/C 8642-6779
LEOLA WILSON IRA
FCC AS CUSTODIAN
7 MARIO DR
TROTWOOD OH  45426-2914

ARMADA GNMA FUND C SHARES                                                            11,175.6780            6.50 %
FIRST CLEARING CORPORATION
A/C 3826-7877
ALI GHARIB FAMILY TRUST
HOMA GHARIB TTEE
10516 MITCHELLS WILL ROAD
CHARDON OH  44024-8615

ARMADA GNMA FUND C SHARES                                                             9,916.0310            5.77 %
FIRST CLEARING CORPORATION
A/C 6324-9932
ROBERT F NEUWAR IRA
FCC AS CUSTODIAN

381 STERLING CIR
BEREA OH  44017-2322

ARMADA GNMA FUND C SHARES                                                             9,817.7480            5.71 %
FIRST CLEARING CORPORATION
A/C 4083-8539
ROSEMARY E HARRISON (IRA R/O)
FCC AS CUSTODIAN
47 CLEVELAND STREET
CHAGRIN FALLS OH  44022-2927

ARMADA INTERNATIONAL EQUITY C SHARES                                                  6,177.0170           10.34 %
FIRST CLEARING CORPORATION
A/C 8992-4993
JEFFREY ZORNOW IRA
FCC AS CUSTODIAN
1884 STONE HOLLOW DR
BOUNTIFUL UT  84010-1057

ARMADA INTERNATIONAL EQUITY C SHARES                                                  4,362.0500            7.30 %
FIRST CLEARING CORPORATION
A/C 5168-1198
JAMES LEVIN AND
JILL LEVIN
3099 VINE COURT
CLEVELAND OH  44113-2948

ARMADA INTERNATIONAL EQUITY C SHARES                                                  3,109.6890            5.21 %
FIRST CLEARING CORPORATION
A/C 7812-7731
RALPH E STEWART IRA
FCC AS CUSTODIAN
3037 BONNIE BRAE
FLOSSMOOR IL  60422-2027

ARMADA SMALL CAP GROWTH FUND C SHARES                                                 6,162.7170           11.32 %
FIRST CLEARING CORPORATION
A/C 8992-4993
JEFFREY ZORNOW IRA
FCC AS CUSTODIAN
1884 STONE HOLLOW DR

BOUNTIFUL UT  84010-1057

ARMADA SMALL CAP GROWTH FUND C SHARES                                                 4,573.1710            8.40 %
FIRST CLEARING CORPORATION
A/C 8635-9569
JANE B WESSEL IRA
FCC AS CUSTODIAN
21280 AVALON DR
ROCKY RIVER OH  44116-1122

ARMADA SMALL CAP GROWTH FUND C SHARES                                                 3,791.4690            6.97 %
FIRST CLEARING CORPORATION
A/C 4365-5907
HUBER HEIGHTS MEDICAL CENTER
6096 BRANDT PARKWAY
HUBER HEIGHTS OH  45424-4015

ARMADA EQUITY INDEX FUND B SHARES                                                     9,408.4720            5.85 %
FIRST CLEARING CORPORATION
A/C 8701-4421
WOODRUFF FAMILY SERVICES FNDTN
2820 WASHINGTON ROAD
MC MURRAY PA  15317-3267

ARMADA AGGRESSIVE ALLOCATION FUND A SH                                              253,897.8000           84.38 %
NATIONAL CITY CORPORATION
ATTN CORP TREASURY
1900 EAST NINTH STREET
LOC 01-2101
CLEVELAND OH  44114-3484

ARMADA AGGRESSIVE ALLOCATION FUND B SH                                                2,144.6490           14.14 %
FIRST CLEARING CORPORATION
A/C 1923-4997
NANCY BUNKER
3130 CHESTNUT RD
VENICE FL  34293-3014

ARMADA AGGRESSIVE ALLOCATION FUND B SH                                                1,459.8520            9.62 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF

JOHN W GRZECKA
1139 W 29TH ST
ERIE PA 16508-1535

ARMADA AGGRESSIVE ALLOCATION FUND B SH                                                1,109.8200            7.32 %
FIRST CLEARING CORPORATION
A/C 3316-0318
ROBERT E FOURNIER IRA
FCC AS CUSTODIAN
27268 BUNERT RD
WARREN MI  48088-4842

ARMADA AGGRESSIVE ALLOCATION FUND B SH                                                1,071.1840            7.06 %
FIRST CLEARING CORPORATION
A/C 7557-6931
MICHAEL A SHANNO
7447 NEFF ROAD
MEDINA OH  44256-9427

ARMADA AGGRESSIVE ALLOCATION FUND B SH                                                1,067.2360            7.04 %
FIRST CLEARING CORPORATION
A/C 1595-9571
HOWARD BLECHER AND
HOWARD BLECHER AND
133 WOOD STREET
FLUSHING OH  43977-9727

ARMADA AGGRESSIVE ALLOCATION FUND B SH                                                  840.8840            5.54 %
FIRST CLEARING CORPORATION
A/C 7100-1466
PAULINE ROZZISI TTEE
PAULINE ROZZISI TRUST
38544 SYCAMORE MEADOW
CLINTON TWP MI  48036-3813

ARMADA AGGRESSIVE ALLOCATION FUND C SH                                                3,194.9220           12.87 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF
STEVE SCOTT
5969 GRACE AVE
LUDINGTON MI 49431-9683

ARMADA AGGRESSIVE ALLOCATION FUND C SH                                                1,673.8200            6.74 %
FIRST CLEARING CORPORATION
A/C 7356-4030
ROBERTA M STEWART (IRA)
FCC AS CUSTODIAN
211 E DEWEY RD
SCOTTVILLE MI  49454-9679

ARMADA AGGRESSIVE ALLOCATION FUND C SH                                                1,628.4350            6.56 %
FIRST CLEARING CORPORATION
A/C 7658-4923
JANE E SIBLEY IRA
FCC AS CUSTODIAN
4153 SAWGRASS TRL
MUSKEGON MI  49442-6806

ARMADA AGGRESSIVE ALLOCATION FUND C SH                                                1,587.3020            6.40 %
FIRST CLEARING CORPORATION
A/C 5565-8612
ROBERT G MEAGHER IRA R/O
FCC AS CUSTODIAN
2534 BIG SKY CT
ANN ARBOR MI  48108-9323

ARMADA AGGRESSIVE ALLOCATION FUND C SH                                                1,440.7680            5.80 %
FIRST CLEARING CORPORATION
A/C 4847-2450
GREGORY KNIAT (IRA)
FCC AS CUSTODIAN
1945 ELWOOD
MUSKEGON MI  49442-5829

ARMADA AGGRESSIVE ALLOCATION FUND I SH                                              254,418.7940           80.95 %
NATCITY INVESTMENTS
ATTN PAUL FABRIZI
LOC #3070
1965 E 6TH ST
CLEVELAND OH  44114-2226

ARMADA AGGRESSIVE ALLOCATION FUND I SH                                               58,871.1670           18.73 %

SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA CONSERVATIVE ALLOC FUND A SH                                                 257,957.8920           92.69 %
NATIONAL CITY CORPORATION
ATTN CORP TREASURY
1900 EAST NINTH STREET
LOC 01-2101
CLEVELAND OH  44114-3484

ARMADA CONSERVATIVE ALLOC FUND B SH                                                   3,097.2580           16.85 %
FIRST CLEARING CORPORATION
A/C 1135-5168
C MAX ANDERSON AND PATRICIA S
ANDERSON REV TR C MAX AND
9105 E 17TH ST
INDIANAPOLIS IN  46229-2018

ARMADA CONSERVATIVE ALLOC FUND B SH                                                   2,573.7910           14.01 %
FIRST CLEARING CORPORATION
A/C 7859-4513
WILLIAM C SMITH IRA
FCC AS CUSTODIAN
6150 W 100 S
NEW PALESTINE IN  46163-9799

ARMADA CONSERVATIVE ALLOC FUND B SH                                                   2,516.7920           13.70 %
FIRST CLEARING CORPORATION
A/C 8376-7210
A J TONEY JR (IRA)
FCC AS CUSTODIAN
7805 GRAYDON HEIGHTS
CATLETTSBURG KY  41129-9121

ARMADA CONSERVATIVE ALLOC FUND B SH                                                   1,942.9730           10.57 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO RAYMOND L MODEN
9840 COUNTY ROAD 17-3

WAUSEON OH  43567-9746

ARMADA CONSERVATIVE ALLOC FUND B SH                                                   1,904.6240           10.36 %
FIRST CLEARING CORPORATION
A/C 6880-0513
CRAIG A RUNESTAD IRA R/O
FCC AS CUSTODIAN
3527 FREMONT ST
ROCKFORD IL  61103-2006

ARMADA CONSERVATIVE ALLOC FUND B SH                                                   1,563.0940            8.51 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO CINDY S HUGHES
228 S BEECH ST
BRYAN OH  43506-1655

ARMADA CONSERVATIVE ALLOC FUND B SH                                                   1,466.5300            7.98 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO GEORGE L MILLER JR
1512 QUINIF DR
WALLED LAKE MI  48390-2564

ARMADA CONSERVATIVE ALLOC FUND B SH                                                     933.2720            5.08 %
FIRST CLEARING CORPORATION
A/C 7798-6050
PATRICIA N THOMPSON IRA
FCC AS CUSTODIAN
5929 GALLIA ST
PORTSMOUTH OH  45662-5606

ARMADA CONSERVATIVE ALLOC FUND C SH                                                  11,841.1700           15.62 %
FIRST CLEARING CORPORATION
A/C 3826-7877
ALI GHARIB FAMILY TRUST
HOMA GHARIB TTEE
10516 MITCHELLS WILL ROAD
CHARDON OH  44024-8615

ARMADA CONSERVATIVE ALLOC FUND C SH                                                   4,657.6240            6.14 %

FIRST CLEARING CORPORATION
A/C 2867-1116
HENRY R DOWDY IRA R/O
FCC AS CUSTODIAN
6100 LAKE BONITA RD
CATLETTSBURG KY  41129-9704

ARMADA CONSERVATIVE ALLOC FUND C SH                                                   4,579.9000            6.04 %
FIRST CLEARING CORPORATION
A/C 5339-2739
EMMAREE K MARTIN
207 WINDSOR CT APT 30B
MARYSVILLE OH  43040-1564

ARMADA CONSERVATIVE ALLOC FUND I SH                                                 258,706.0550           90.79 %
NATCITY INVESTMENTS
ATTN PAUL FABRIZI
LOC #3070
1965 E 6TH ST
CLEVELAND OH  44114-2226

ARMADA CONSERVATIVE ALLOC FUND I SH                                                  26,236.1250            9.21 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA AGGRESSIVE ALLOCATION FUND H SH                                               21,978.0220           55.17 %
FIRST CLEARING CORPORATION
A/C 1937-4859
SANDRA L BUTTS IRA
FCC AS CUSTODIAN
RR 5 BOX 555
SPENCER IN  47460-9474

ARMADA AGGRESSIVE ALLOCATION FUND H SH                                                9,503.6960           23.86 %
FIRST CLEARING CORPORATION
A/C 4045-2675
PHILLIP L HARGIS (IRA)
FCC AS CUSTODIAN
11145 FALL DR

INDIANAPOLIS IN  46229-1971

ARMADA AGGRESSIVE ALLOCATION FUND H SH                                                3,672.6130            9.22 %
FIRST CLEARING CORPORATION
A/C 5575-4895
ALLEN MCCLENDON (IRA)
FCC AS CUSTODIAN
11038 LEO DR
INDIANAPOLIS IN  46235-4900

ARMADA BALANCED ALLOCATION FD H SHARES                                               10,674.5710           29.16 %
FIRST CLEARING CORPORATION
A/C 2020-4262
WALLACE N CHASE (IRA)
FCC AS CUSTODIAN
6401 PLEASANT WOOD LN
INDIANAPOLIS IN  46236-9735

ARMADA BALANCED ALLOCATION FD H SHARES                                                2,855.5370            7.80 %
FIRST CLEARING CORPORATION
A/C 3745-4725
KAREN L GOINS-RYAN (IRA)
FCC AS CUSTODIAN
4463 W SMOKEY ROW RD
GREENWOOD IN  46143-8663

ARMADA BALANCED ALLOCATION FD H SHARES                                                2,759.7400            7.54 %
FIRST CLEARING CORPORATION
A/C 1685-9554
JANICE K BOWEN
JAMES BOWEN
7663 S 12TH STREET
PORTAGE MI  49024-3892

ARMADA BALANCED ALLOCATION FD H SHARES                                                2,735.2300            7.47 %
FIRST CLEARING CORPORATION
A/C 3607-2844
MARLENE F GERLACH AND
JOHN P GERLACH
1318 GREENHILLS RD
GREENFIELD IN  46140-1119

ARMADA BALANCED ALLOCATION FD H SHARES                                                2,680.0360            7.32 %
FIRST CLEARING CORPORATION
A/C 5072-3327
MARY ANN LEWIS
PO BOX 927
GREENFIELD IN  46140-0927

ARMADA BALANCED ALLOCATION FD H SHARES                                                2,164.5020            5.91 %
FIRST CLEARING CORPORATION
A/C 5648-2901
VIRGINIA MCCLELLAND AND
9375 RAWLES
INDIANAPOLIS IN  46229-3020

ARMADA BOND FUND H SHARES                                                               446.5190           96.19 %
FIRST CLEARING CORPORATION
A/C 5585-1155
LINDA L MELLOTT (IRA)
FCC AS CUSTODIAN
351 WOODVIEW DR
JEFFERSONVLLE OH  43128-1113

ARMADA CONSERVATIVE ALLOCATION FD H SH                                                6,123.7100           21.01 %
FIRST CLEARING CORPORATION
A/C 6962-1915
PAUL RAIGNER (IRA)
FCC AS CUSTODIAN
580 N 300 W
GREENFIELD IN  46140-8424

ARMADA CONSERVATIVE ALLOCATION FD H SH                                                2,591.5770            8.89 %
FIRST CLEARING CORPORATION
A/C 1665-2502
RUTH E BORNS
180 LOVE AVE APT D
180 LOVE AVE APT D
GREENWOOD IN  46142-2148

ARMADA CONSERVATIVE ALLOCATION FD H SH                                                2,559.7790            8.78 %
FIRST CLEARING CORPORATION

A/C 8400-0982
BERT M TURNER IRA
FCC AS CUSTODIAN
2919 S FLEMING ST
INDIANAPOLIS IN  46241-5935

ARMADA CONSERVATIVE ALLOCATION FD H SH                                                2,544.2830            8.73 %
FIRST CLEARING CORPORATION
A/C 2617-3894
ADOLPHUS W DALTON IRA
FCC AS CUSTODIAN
7101 BEAMER STATION RD
POLAND IN  47868-7165

ARMADA CONSERVATIVE ALLOCATION FD H SH                                                2,240.7870            7.69 %
FIRST CLEARING CORPORATION
A/C 1501-8444
GEORGE BERLIER
1205 N GLADSTONE
INDIANAPOLIS IN  46201-2363

ARMADA CONSERVATIVE ALLOCATION FD H SH                                                2,066.8420            7.09 %
FIRST CLEARING CORPORATION
A/C 3783-4126
MARJORIE L GOODRID
400 S DUBUQUE ST #1413
IOWA CITY IA  52240-4130

ARMADA CONSERVATIVE ALLOCATION FD H SH                                                1,631.6610            5.60 %
FIRST CLEARING CORPORATION
A/C 7221-6506
SANDRA M REID AND
ROBERT M REID
JTWROS
4311 CROSSWINDS DR

ARMADA CONSERVATIVE ALLOCATION FD H SH                                                1,520.3830            5.22 %
FIRST CLEARING CORPORATION
A/C 3005-8945
ERWIN H EGGEMAN &
LAURA EGGEMAN

6375 E 200 S
GREENFIELD IN  46140-8218

ARMADA CORE EQUITY FUND H SHARES                                                        629.0960           97.45 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF
JOCELYN MULDER
17402 MILBURN AVE
CLEVELAND OH 44135-1957

ARMADA EQUITY GROWTH FUND H SHARES                                                      376.1280           28.03 %
FIRST CLEARING CORPORATION
A/C 8317-4412
CLAYTON E THOMAS (IRA)
FCC AS CUSTODIAN
809 DUNBAR DR
CUMBERLAND IN  46229-3227

ARMADA EQUITY GROWTH FUND H SHARES                                                      306.3950           22.83 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO MAUREEN HUZINEC
4118 MAXWELL AVE
ERIE PA 16504-2534

ARMADA EQUITY GROWTH FUND H SHARES                                                      243.5460           18.15 %
SEI PRIVATE TRUST COMPANY CUST
ROTH CONTRIBUTION IRA
PENNIE C KLOTT
971 HILLRIDGE RD
REYNOLDSBURG OH  43068-1803

ARMADA EQUITY GROWTH FUND H SHARES                                                      243.5460           18.15 %
SEI PRIVATE TRUST COMPANY CUST
ROTH CONTRIBUTION IRA
TED A KLOTT
971 HILLRIDGE RD
REYNOLDSBURG OH  43068-1803

ARMADA EQUITY GROWTH FUND H SHARES                                                      116.0410            8.65 %
SEI PRIVATE TRUST COMPANY

CUST FOR THE IRA OF
FBO HAL J WILLIAMS
PO BOX 381
TENINO WA 98589-0381

ARMADA EQUITY INDEX FUND H SHARES                                                     2,007.5710           32.18 %
FIRST CLEARING CORPORATION
A/C 2043-6666
RICHARD T CAMPBELL TTEE
7509 W 163RD STREET
TINLEY PARK IL  60477-1548

ARMADA EQUITY INDEX FUND H SHARES                                                     1,987.6830           31.87 %
FIRST CLEARING CORPORATION
A/C 6076-6995
JACK OLIVER AMA
1121 DAYTON
KALAMAZOO MI  49048-2137

ARMADA EQUITY INDEX FUND H SHARES                                                       833.9460           13.37 %
FIRST CLEARING CORPORATION
A/C 6641-5784
DOROTHY J PIPE (IRA)
FCC AS CUSTODIAN
8216 W VILLA LINDO
PEORIA AZ  85383-1010

ARMADA EQUITY INDEX FUND H SHARES                                                       523.1410            8.39 %
FIRST CLEARING CORPORATION
A/C 3047-6412
WENDY L ELWELL
3722 SPOKANE AVE
CLEVELAND OH  44109-3830

ARMADA EQUITY INDEX FUND H SHARES                                                       521.5030            8.36 %
FIRST CLEARING CORPORATION
A/C 2688-5128
MCMILLIAN DAVIS
1801 E 12TH ST
CLEVELAND OH  44114-3500

ARMADA GNMA FUND H SHARES                                                               957.8540           65.83 %
FIRST CLEARING CORPORATION
A/C 1207-3467
SYLVIA ARTHURS (IRA)
FCC AS CUSTODIAN
4757 LEDGEWOOD DRIVE UNIT 3B
MEDINA OH  44256-9040

ARMADA GNMA FUND H SHARES                                                               480.3070           33.01 %
FIRST CLEARING CORPORATION
A/C 6506-0275
BETTY L PURCIFUL IRA R/O
FCC AS CUSTODIAN
4798 NO NAME RD
ANDERSON IN  46017-9731

ARMADA INTERMEDIATE BOND FD H SHARES                                                  2,868.0690           76.57 %
FIRST CLEARING CORPORATION
A/C 4836-3605
JOANNE F KOBA &
BETTY SCHROEDER
5603 STORYBOOK LN
PLAM FIELD IL  60544-6674

ARMADA INTERMEDIATE BOND FD H SHARES                                                    861.0940           22.99 %
FIRST CLEARING CORPORATION
A/C 1446-0481
JOAN M BECKER (IRA)
FCC AS CUSTODIAN
1169 102ND AVE
PLAINWELL MI  49080-9730

ARMADA INTERNATIONAL EQUITY H SHARES                                                    417.4420           70.05 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO MAUREEN HUZINEC
4118 MAXWELL AVE
ERIE PA  16504-2534

ARMADA INTERNATIONAL EQUITY H SHARES                                                    159.0670           26.69 %
SEI PRIVATE TRUST CO CUST FBO

ROTH CONTRIBUTION IRA
FBO KAREN SUE FINLEY
711 HARRISON SE
ANDERSON IN  46012-3754

ARMADA LARGE CAP ULTRA FUND H SHARES                                                    980.6200           84.82 %
FIRST CLEARING CORPORATION
A/C 5585-1155
LINDA L MELLOTT (IRA)
FCC AS CUSTODIAN
351 WOODVIEW DR
JEFFERSONVLLE OH  43128-1113

ARMADA LARGE CAP ULTRA FUND H SHARES                                                    157.7290           13.64 %
SEI PRIVATE TRUST CO CUST FBO
ROTH CONTRIBUTION IRA
FBO KAREN SUE FINLEY
711 HARRISON SE
ANDERSON IN  46012-3754

ARMADA LARGE CAP VALUE FUND H SHARES                                                    493.1020           45.17 %
FIRST CLEARING CORPORATION
A/C 8317-4412
CLAYTON E THOMAS (IRA)
FCC AS CUSTODIAN
809 DUNBAR DR
CUMBERLAND IN  46229-3227

ARMADA LARGE CAP VALUE FUND H SHARES                                                    379.8810           34.80 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO MAUREEN HUZINEC
4118 MAXWELL AVE
ERIE PA  16504-2534

ARMADA LARGE CAP VALUE FUND H SHARES                                                    146.7700           13.44 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO HAL J WILLIAMS
PO BOX 381
TENINO WA  98589-0381

ARMADA LARGE CAP VALUE FUND H SHARES                                                     60.6330            5.55 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO SHIRLEY M WILLIAMS
PO BOX 381
TENINO WA  98589-0381

ARMADA LIMITED MATURITY BOND H SHARES                                                 4,976.7010           32.86 %
FIRST CLEARING CORPORATION
A/C 8575-0813
GEORGIA T VORHIES
4211 WATERBROOK WAY
GREENWOOD IN  46143-9310

ARMADA LIMITED MATURITY BOND H SHARES                                                 4,971.7300           32.82 %
FIRST CLEARING CORPORATION
A/C 8362-1585
JOSEPH J TIZIANI IRA #2
FCC AS CUSTODIAN
P.O. BOX 4223
HORSESHOE BAY TX  78657-4223

ARMADA LIMITED MATURITY BOND H SHARES                                                 1,996.2900           13.18 %
FIRST CLEARING CORPORATION
A/C 2873-4354
JAMES A DOXEY (IRA ROLLOVER)
FCC AS CUSTODIAN
5381 N RIVERVIEW
KALAMAZOO MI  49004-1544

ARMADA LIMITED MATURITY BOND H SHARES                                                 1,984.1270           13.10 %
FIRST CLEARING CORPORATION
A/C 4836-3605
JOANNE F KOBA &
BETTY SCHROEDER
5603 STORYBOOK LN
PLAM FIELD IL  60544-6674

ARMADA LIMITED MATURITY BOND H SHARES                                                 1,001.4500            6.61 %
FIRST CLEARING CORPORATION

A/C 2043-6666
RICHARD T CAMPBELL TTEE
7509 W 163RD STREET
TINLEY PARK IL  60477-1548

ARMADA MICHIGAN MUNI BOND H SHARES                                                        9.0740           57.45 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

ARMADA MICHIGAN MUNI BOND H SHARES                                                        2.2400           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1
ARMADA FUND # 1919
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA MICHIGAN MUNI BOND H SHARES                                                        2.2400           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2
ARMADA FUND # 1919
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA MICHIGAN MUNI BOND H SHARES                                                        2.2400           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCT #4
ARMADA FUND #1919
2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA MID CAP GROWTH H SHARES                                                           17.7940           55.12 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

ARMADA MID CAP GROWTH H SHARES                                                            5.4440           16.86 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1

ARMADA FUND # 1921
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA MID CAP GROWTH H SHARES                                                            4.5210           14.01 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2
ARMADA FUND # 1921
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA MID CAP GROWTH H SHARES                                                            4.5210           14.01 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCT #4
ARMADA FUND #1921
2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA MONEY MARKET FUND H SHARES                                                    90,109.3000           99.81 %
FIRST CLEARING CORPORATION
A/C 4819-4698
TED A KLOTT
971 HILLRIDGE RD
REYNOLDSBURG OH  43068-1803

ARMADA NATIONAL TAX EXEMPT BOND H SH                                                      9.8720           57.48 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

ARMADA NATIONAL TAX EXEMPT BOND H SH                                                      2.4340           14.17 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1
ARMADA FUND # 1923
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA NATIONAL TAX EXEMPT BOND H SH                                                      2.4340           14.17 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2

ARMADA FUND # 1923
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA NATIONAL TAX EXEMPT BOND H SH                                                      2.4340           14.17 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCT #4
ARMADA FUND #1923
2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA OHIO TAX EXEMPT BOND H SHARES                                                  2,717.9170           99.43 %
FIRST CLEARING CORPORATION
A/C 1756-8826
RUSSELL W BROOKS AND
LAVERNE M BROOKS JTWROS
6335 WALDORF PLACE
INDEPENDENCE OH  44131-3342

ARMADA PA MUNICIPAL BOND FUND H SHARES                                                    9.5330           57.47 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

ARMADA PA MUNICIPAL BOND FUND H SHARES                                                    2.3520           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1
ARMADA FUND # 1925
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA PA MUNICIPAL BOND FUND H SHARES                                                    2.3520           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2
ARMADA FUND # 1925
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA PA MUNICIPAL BOND FUND H SHARES                                                    2.3520           14.18 %
BOSTON FINANCIAL DATA SERVICES

CORP ACTION AUDIT ACCT #4
ARMADA FUND #1925
2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA SMALL CAP GROWTH FUND H SHARES                                                   520.2910           69.22 %
FIRST CLEARING CORPORATION
A/C 4819-4698
TED A KLOTT
971 HILLRIDGE RD
REYNOLDSBURG OH  43068-1803

ARMADA SMALL CAP GROWTH FUND H SHARES                                                   213.1400           28.36 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO MAUREEN HUZINEC
4118 MAXWELL AVE
ERIE PA  16504-2534

ARMADA SMALL CAP VALUE FUND H SHARES                                                  1,936.0440            9.61 %
DAIN RAUSCHER INC FBO
HANSA BARKI C/F
JESSICA LYNN BARKI
OK UNF TRANSFER TO MINORS ACT
4715 INNSBROOK INN
OKLAHOMA CITY OK  73142-5111

ARMADA SMALL CAP VALUE FUND H SHARES                                                  1,675.4430            8.32 %
NFSC FEBO # 110-345180
FMT CO CUST IRA
FBO JACK K DREYER
33 MOON HILL RD
LEXINGTON MA  02421-6112

ARMADA SMALL CAP VALUE FUND H SHARES                                                  1,242.5450            6.17 %
NFSC FEBO # BT 9-904481
NFS/FMTC ROLLOVER IRA
FBO PAUL N SMITH
3 FONTAINE BLVD
WINCHESTER KY  40391-9214

ARMADA SMALL CAP VALUE FUND H SHARES                                                  1,218.9180            6.05 %
NFSC FEBO # BT 9-928534
NFS/FMTC IRA
FBO KELA O ADAMS
1808 CREEKSIDE DR
CLARKSVILLE IN  47129-9028

ARMADA TAX MANAGED EQUITY FD H SHARES                                                 2,240.1430           92.19 %
FIRST CLEARING CORPORATION
A/C 8532-1477
NEAL L WOESSNER &
JANICE F WOESSNER
64 CRESTVIEW DR
OSWEGO IL  60543-9512

ARMADA TOTAL RETURN ADVANTAGE H SHARES                                                    9.7370           57.45 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

ARMADA TOTAL RETURN ADVANTAGE H SHARES                                                    2.4040           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1
ARMADA FUND # 1929
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA TOTAL RETURN ADVANTAGE H SHARES                                                    2.4040           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2
ARMADA FUND # 1929
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA TOTAL RETURN ADVANTAGE H SHARES                                                    2.4040           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCT #4
ARMADA FUND #1929
2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA US GOVERNMENT INCOME H SHARES                                                    798.6010           97.71 %
FIRST CLEARING CORPORATION
A/C 8317-4412
CLAYTON E THOMAS (IRA)
FCC AS CUSTODIAN
809 DUNBAR DR
CUMBERLAND IN  46229-3227

ARMADA OHIO TAX EXEMPT BOND B SHARES                                                  3,626.4730           92.70 %
FIRST CLEARING CORPORATION
A/C 2615-4740
DONNA J DALFERRO &
PAUL R DALFERRO
3322 MAPLE AVE
CASTALIA OH  44824-9446

ARMADA OHIO TAX EXEMPT BOND B SHARES                                                    271.1190            6.93 %
FIRST CLEARING CORPORATION
A/C 2067-8967
MARTIN H CONNOR
MARTIN H CONNOR
2084 JENNIFER ST
AKRON OH  44313-4761

ARMADA TAX EXMPT MONEY MARKET B SHARES                                                  100.0000          100.00 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

                                   APPENDIX A
                                   ----------

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             -   Positive means that a rating may be raised.

             -   Negative means that a rating may be lowered.

             -   Stable means that a rating is not likely to change.

             -   Developing means a rating may be raised or lowered.

             -   N.M. means not meaningful.

MOODY'S

        WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                   APPENDIX B
                                   ----------

                  As stated in the Prospectus, the Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Equity Index, Tax Managed Equity and Balanced Allocation Funds (the "Funds") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

                  USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

                  DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

                  EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the adviser believes that because of an anticipated rise in interest rates, the value will decline to
95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of 98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

                  In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

                  The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

                  If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

                  EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.

                  For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

                  The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

                  If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX FUTURES CONTRACTS

                  GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

                  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

MARGIN PAYMENTS

                  Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

                  There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the advisers. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser.

                  Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisers may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

                  The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                  ARMADA FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                               ____________, 2002

                                  EQUITY FUNDS
                            UA EMERGING MARKETS FUND
                          UA INTERNATIONAL EQUITY FUND
                             UA LARGE CAP ULTRA FUND
                             UA LARGE CAP VALUE FUND
                               UA REAL ESTATE FUND
                            UA SMALL CAP GROWTH FUND
                           UA SMALL/MID CAP VALUE FUND

                               FIXED INCOME FUNDS
                             UA HIGH YIELD BOND FUND
                           UA SHORT DURATION BOND FUND
                         UA U.S. GOVERNMENT INCOME FUND

                                MONEY MARKET FUND
                              UA MONEY MARKET FUND



This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the above Funds of Armada Funds (the "Trust"), as may be amended or supplemented from time to time. The Prospectuses may be obtained by calling or writing the Trust at 1-800-622-FUND (3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.


CURRENT PROSPECTUSES

-    Prospectus dated _____________, 2002 for Class 1 Shares of the Funds.

-    Prospectus dated _____________, 2002 for Class 2 Shares of the Funds.

                                TABLE OF CONTENTS



STATEMENT OF ADDITIONAL INFORMATION..........................................1

INVESTMENT OBJECTIVE AND POLICIES............................................1

INVESTMENT LIMITATIONS......................................................35

NET ASSET VALUE.............................................................38

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................40

DESCRIPTION OF SHARES.......................................................41

ADDITIONAL INFORMATION CONCERNING TAXES.....................................43

TRUSTEES AND OFFICERS.......................................................45

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND
    TRANSFER AGENCY AGREEMENTS..............................................51

SHAREHOLDER SERVICES PLAN...................................................56

PORTFOLIO TRANSACTIONS......................................................57

AUDITORS....................................................................58

COUNSEL.....................................................................58

PERFORMANCE INFORMATION.....................................................58

MISCELLANEOUS...............................................................63

APPENDIX A.................................................................A-1

APPENDIX B.................................................................B-1

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

         This SAI should be read in conjunction with the Prospectuses for the Funds listed on the cover page of this SAI. The information contained in this SAI expands upon matters discussed in the Prospectuses. No investment in shares of a Fund should be made without first reading a Prospectus for such Fund.

         The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Funds are registered as open-end management investment companies. Each Fund is a diversified investment company.


                        INVESTMENT OBJECTIVE AND POLICIES
                        ---------------------------------

ADDITIONAL INFORMATION ON FUND MANAGEMENT
-----------------------------------------

         Further information on the management strategies, techniques, policies and related matters concerning National City Investment Management Company, the investment adviser to the Funds (the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.

         Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------

         The following information supplements and should be read in conjunction with the principal strategies and risk disclosure relating to the Funds in the Prospectuses.

UA EMERGING MARKETS FUND

         The Fund invests primarily in securities of issuers located in emerging market countries. The Adviser defines emerging market countries to be those that are included in the Morgan Stanley Capital International Emerging Markets Index. Countries represented in this index include Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey, United Kingdom and Venezuela.

         Debt securities in which the Fund invests may be rated below investment grade. See "High Yield Bond Fund" below for a discussion of the risks associated with investments in lower rated securities.

UA INTERNATIONAL EQUITY FUND

         The Fund seeks to achieve its investment objective by investing primarily in equity securities of foreign issuers. The Fund's assets normally will be invested in the securities of issuers located in at least three foreign countries. Foreign investments may also include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality. The Adviser does not presently intend to invest in common stock of domestic companies.

         The Fund will invest primarily, but not exclusively, in equity securities, including common and preferred stocks, rights, warrants, securities convertible into common stocks and American Depositary Receipts ("ADRs") of companies included in the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a broadly diversified international index consisting of more than 1,000 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund, however, is not an "index" fund, and is neither sponsored by nor affiliated with Morgan Stanley Capital International. The Fund does not anticipate making investments in markets where, in the judgment of the Adviser, property rights are not defined and supported by adequate legal infrastructure.

         More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries. Criteria for determining the appropriate distribution of investments among countries may include relative valuation, growth prospects, and fiscal, monetary, and regulatory government policies.

         The Fund may invest up to 10% of its total assets in securities of issuers in countries with emerging markets or economies, but will not invest more than 5% of its total assets in any single such country. See "Additional Information about Portfolio Instruments - Foreign Securities and Currencies" below.

UA LARGE CAP ULTRA FUND

         The Fund invests primarily in common stocks and securities convertible into common stocks. The Fund invests primarily in companies believed by the Adviser to be characterized by sound management and the ability to finance expected long-term growth and with market capitalizations greater than $3 billion. The Fund may invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts and warrants. The Fund may also hold securities of other investment companies and depository or custodial receipts representing beneficial interests in any of the foregoing securities.

         Subject to the foregoing policies, the Fund may also invest up to 20% of its net assets in foreign securities either directly or through the purchase of ADRs or European Depositary Receipts ("EDRs") and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, and in U.S. dollar-denominated commercial paper of a foreign issuer.

         The Fund will invest in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. Often, these companies are market or industry leaders, have excellent products and/or services, and exhibit the potential for growth. Core holdings of the Fund are in companies that participate in long-term growth industries, although these will be supplemented by holdings in non-growth industries that exhibit the desired characteristics.

         Consistent with the foregoing, the Fund will focus its investments in those companies and types of companies that the Adviser believes will enable the Fund to achieve its investment objective.

UA LARGE CAP VALUE FUND

         The Fund invests primarily in common stocks and securities convertible into common stocks of value-oriented companies. The Fund is managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book and price/cash flow ratios which are at a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long term earnings potential are also considered in stock selection. The Fund invests primarily in companies with market capitalizations greater than $3 billion.

UA REAL ESTATE FUND

         In addition to the principal investments described in its prospectuses, the Fund may invest in other securities, including convertible securities and a variety of debt securities, such as corporate bonds, government and agency securities, mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, and in other investments as described in this SAI.

         Although the Fund does not intend to invest in real estate directly, it is subject to the same risks that are associated with the direct ownership of real estate. In general, real estate values are affected by a variety of factors, including: supply and demand for properties; the economic health of the country, different regions and local markets; and the strength of specific industries renting properties. An equity REIT's performance ultimately depends on the types and locations of the properties it owns and on how well it manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or operating expenses, or changes in zoning laws or other factors.

UA SMALL CAP GROWTH FUND

         The Fund invests primarily in equity securities of companies with stock market capitalizations comparable to that of companies in the Russell 2000 Growth Index. The Adviser will seek companies with above-average growth prospects. Factors considered in selecting such issuers include participation in a fast growing industry, a strategic niche position in a specialized market, and fundamental value. The Adviser will also consider the relationship between price and book value, and other factors such as trading volume and bid-ask spreads in an effort to allow the Fund to achieve diversification. See "Special Risk Factors for Smaller Capitalization Stocks" below.

UA SMALL/MID CAP VALUE FUND

         The Fund will be managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book, and price/cash flow ratios which are at a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long term earnings potential are also considered in stock selection. See "Special Risk Factors for Smaller Capitalization Stocks" below.

     Special Risk Factors for Smaller Capitalization Stocks

         Securities held by the UA Small Cap Growth and UA Small/Mid Cap Value Funds generally will be issued by public companies with smaller capitalizations relative to those which predominate the major market indices, such as the S&P 500 or the Dow Jones Industrial Average. Securities of these companies may at times yield greater returns on investment than stocks of larger, more established companies as a result of inefficiencies in the marketplace. Smaller companies, particularly those considered to have small stock market capitalizations, may carry additional risks to those of larger companies. Smaller companies are generally not as well-known to investors and have less of an investor following than larger companies. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. It may be difficult to obtain reliable information and financial data on such companies and the securities of these companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may have difficulty withstanding competition from larger companies within their industries.

If other investment companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

         The positions of smaller capitalization companies in the market may be more tenuous because they typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of smaller capitalization companies are traded in lower volume than those of larger companies and may be more volatile. As a result, the Funds may be subject to greater price volatility than a fund consisting of large capitalization stocks. By maintaining a broadly diversified portfolio, the Adviser will attempt to reduce this volatility.

UA HIGH YIELD BOND FUND

         The Fund primarily invests in debt securities rated below investment grade. While any investment carries some risk, certain risks associated with lower rated securities are different than those for investment grade securities. The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in the Fund's net asset value per share.

         In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for lower rated securities (resulting in a greater number of bond defaults) and the value of lower rated securities held by the Fund. Current laws, such as those requiring federally insured savings and loan associations to remove investments in lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

         The economy and interest rates may affect lower rated securities differently than other securities. For example, the prices of lower rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

         If an issuer of a security held by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower rated securities as well as the Fund's net asset value. In general, both the prices and yields of lower rated securities will fluctuate.

         In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, the Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

         The ratings of Moody's, S&P and Fitch evaluate the safety of a lower rated security's principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, in addition to using recognized Rating Agencies and other sources, the Adviser performs its own analysis of the issuers of lower rated securities purchased by the Fund. Because of this, the Fund's performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

         The Adviser continuously monitors the issuers of lower rated securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

UA SHORT DURATION BOND FUND

         The Adviser attempts to increase income and preserve or enhance total return by managing average portfolio duration. By keeping average duration in the range of .8 to 1.2 years, the Adviser attempts to reduce the higher level of volatility that is generally associated with bonds of longer duration.

         Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

         An effective duration of 1 year, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 1%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 1%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

UA U.S. GOVERNMENT INCOME FUND

         The Fund will normally invest at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, although up to 20% of the value of its total assets may be invested in debt securities and preferred stocks of non-governmental issuers. The Fund also may invest up to 20% of its total assets in mortgage-related securities issued by non-Governmental entities and in other securities described below. The Fund anticipates that it will acquire securities with average remaining maturities of 3 to 10 years.

         The types of U.S. government obligations, including mortgage-related securities, invested in by the Fund will include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes and bonds, Stripped Treasury Obligations and government securities.

         The Fund may also hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper (including variable amount master demand notes), rated at the time of purchase within the top two rating categories assigned by an unaffiliated nationally recognized statistical rating organization ("Rating Agency") or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase and reverse repurchase agreements. The Fund may also invest in corporate debt securities which are rated at the time of purchase within the top four rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality.

UA MONEY MARKET FUND

         The Fund seeks to achieve its objective by investing in "money market" instruments such as certificates of deposit and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated high quality by a Rating Agency, or determined to be of comparable quality by the Adviser. The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------

RATINGS CRITERIA
----------------

         Investment grade debt securities in which the Funds invest are those securities rated at the time of purchase by a Fund within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and
BBB) or Fitch (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

ELIGIBLE SECURITIES
-------------------

         The UA Money Market Fund may purchase "eligible securities" (as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act")) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated by two or more Rating Agencies (or the only Rating Agency which has issued a rating) in one of the two highest rating categories for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. Securities issued by a money market fund and securities issued by the U.S. Government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Fund of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or Trust procedures.

REITS
-----

         The UA Real Estate Fund invests a substantial portion of its assets in real estate investment trusts ("REITs"). Each of the UA Large Cap Value, UA Small Cap Growth and UA Small/Mid Cap Value Funds may also invest from time to time in REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

         REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income principally from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act.

         REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from any investments in REITs in its periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may be designated as a return of capital.

VARIABLE AND FLOATING RATE INSTRUMENTS
--------------------------------------

         Each Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between a Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

         The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

         With respect to the UA Money Market Fund, variable and floating rate obligations held by the Fund may have maturities of more than 397 days, provided: (a) (i) the Fund is entitled to payment of principal and accrued interest upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice) and (ii) the rate of interest on such instrument is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year, or (b) if the obligation is an asset-backed security, and if permitted under Trust procedures and applicable regulations, the security has a feature permitting the holder unconditionally to receive principal and interest within 13 months of making demand.

GUARANTEED INVESTMENT CONTRACTS
-------------------------------

         Each Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest which may be based on a fixed rate or a fixed spread over an index, such as LIBOR. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to a Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. A Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. For the UA Money Market Fund, the Fund's investments in GICs will not exceed 10% of the Fund's net assets. In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15% (10% in the case of the UA Money Market Fund) of the Fund's net assets.

         The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS
---------------------

         Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

         The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         With respect to the UA Money Market Fund, although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Fund presently intends to enter only into repurchase agreements which terminate within seven days after notice by the Fund. If the Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 10% of the Fund's net assets.

REVERSE REPURCHASE AGREEMENTS
-----------------------------

         Each Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Whenever the UA Money Market Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets at least equal to the repurchase price marked to market daily (including accrued interest) and will subsequently monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

         Each Fund (other than the UA Money Market Fund) may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans combined with any other outstanding loans for a Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

         A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES
-------------------

         Each Fund (other than the UA Money Market Fund) will not invest more than 15% of its net assets in securities that are illiquid. The UA Money Market Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

         Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

FOREIGN SECURITIES AND CURRENCIES
---------------------------------

         Each Fund (other than the UA U.S. Government Income and UA Money Market
Fund) may invest in securities issued by foreign issuers either directly or indirectly through investments in ADRs, EDRs or Global Depositary Receipts ("GDRs"). The UA U.S. Government Income Fund may invest in ADRs, EDRs and GDRs. (see "American, European and Global Depositary Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.

         Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

         With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

         With respect to the UA Emerging Markets and UA International Equity Funds, certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with emerging economies or emerging securities markets. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets. Since these Funds will invest substantially in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities held by the Funds. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.

         In many emerging markets there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more established markets. Securities traded in certain emerging markets may also be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Developing countries may also impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund. In addition, some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries also face serious exchange restraints and their currencies may not be internationally traded.

         Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect private sector companies, a Fund and the value of its securities. The leadership or policies of emerging market countries may also halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities. Certain developing countries are also among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk. Countries such as certain Eastern European countries also involve the risk of reverting to a centrally planned economy.

         Some emerging countries currently prohibit direct foreign investment in securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investment in these investment funds are subject to the provisions of the 1940 Act. See "Securities of Other Investment Companies" below for more information.

         On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries:
Austria, Belgium, Finland, France,

Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro.

         The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. During the first two years of the euro's existence, the exchange rates of the euro versus many of the world's major currencies has declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the assets held by certain Funds may be denominated in the euro. Additionally, lack of participation by some European countries, may increase the volatility of a Fund's net asset value per share.

         The expense ratio of a Fund investing substantially in foreign securities can be expected to be higher than that of funds investing in domestic securities. The costs of investing abroad are generally higher for several reasons, including the cost of investment research, increased costs of custody for foreign securities, higher commissions paid for comparable transactions involving foreign securities, and costs arising from delays in settlements of transactions involving foreign securities.

         Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITARY RECEIPTS
-------------------------------------------------

         Each Fund (other than the UA Money Market Fund) may invest in ADRs, EDRs, GDRs and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to a Fund's limitation with respect to illiquid securities.

         The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

FOREIGN GOVERNMENT OBLIGATIONS
------------------------------

          Each Fund (other than the UA U.S. Government Income and UA Money Market Funds) may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government. Certain foreign governments may be less capable of meeting repayment obligations on debt on a timely basis than, for example, the United States government.

FOREIGN CURRENCY TRANSACTIONS
-----------------------------

         In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, each Fund (other than the UA U.S. Government Income and UA Money Market Funds) is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time.

         When entering into a contract for the purchase or sale of a security, these Funds may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         When the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of a Fund's assets that could be required to consummate forward contracts, will be established with the Trust's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Funds. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

EXCHANGE RATE-RELATED SECURITIES
--------------------------------

         Each Fund (other than the UA U.S. Government Income and UA Money
Market Funds) may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

CONVERTIBLE SECURITIES
----------------------

         Each Fund (other than the UA U.S. Government Income and UA Money
Market Funds) may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. The value of a convertible security may fluctuate in inverse proportion to interest rates. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less market risk than the corporation's common stock. Nonetheless, convertible securities could lose value or become worthless if, for example, the issuer becomes bankrupt. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

CORPORATE DEBT OBLIGATIONS
--------------------------

         Each Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

OTHER DEBT SECURITIES
---------------------

         Each Fund may also invest in debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of

Automobile Receivables ("CARS") and Certificates of Amortizing Revolving Debts ("CARDS"); private placements; and income participation loans. Some of the securities in which the Fund invests may have warrants or options attached.

         Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by a Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by a Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

WARRANTS
--------

         The UA Emerging Markets, UA International Equity, UA Large Cap Ultra, UA Large Cap Value, UA Real Estate, UA Small/Mid Cap Value and UA Small Cap Growth Funds may invest in warrants. Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FUTURES AND RELATED OPTIONS
---------------------------

         The UA Emerging Markets, UA International Equity, UA Large Cap Ultra, UA Large Cap Value, UA Real Estate, UA Small Cap Growth, UA Small/Mid Cap Value, UA High Yield Bond and UA Short Duration Bond Funds may invest in stock index futures contracts and options on futures contracts in attempting to hedge against changes in the value of securities that they hold or intend to purchase. The UA Emerging Markets and UA International Equity Funds may also invest in foreign currency futures contracts and options in anticipation of changes in currency exchange rates. The UA High Yield Bond and UA Short Duration Bond Funds may invest in interest rate and bond index futures contracts and options on futures contracts. The UA U.S. Government Income Fund may invest in futures contracts on U.S. Treasury obligations. A Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. Each of these Funds may invest in the instruments described either to hedge the value of their respective portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, each of these Funds may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by a Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities a Fund intends to purchase.

         Each Fund intends to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator." A Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, a Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

         Each Fund (other than the UA Money Market Fund) may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         The Funds may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of a Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

         A Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by a Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

         In addition, each Fund (other than the UA Money Market Fund) may write covered call and secured put options. A covered call option means that a Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

         In order to close out put or call option positions, a Fund will be required to enter into a "closing purchase transaction" -- the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, a Fund will effect a closing purchase transaction to close out any existing call option on that security. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or a Fund delivers the underlying security upon exercise.

         The aggregate value of the securities subject to options written by a Fund will not exceed 33 1/3% of the value of its net assets. In order to close out an option position prior to maturity, a Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

         Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund. For a detailed description of these investments and related risks, see Appendix B attached to this SAI.

     Risk Factors Associated with Futures and Related Options

         To the extent that a Fund engages in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities in its portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established.

         Successful use of futures by the Funds also are subject to the Adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Funds have hedged against the possibility of a decline in the market adversely affecting the value of securities held in their funds and prices increase instead, the Funds will lose part or all of the benefit of the increased value of securities which they have hedged because they will have offsetting losses in their futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

         No assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Funds to substantial losses. If it is not possible, or a Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

         The primary risks associated with the use of futures contracts and options are:

         1. the imperfect correlation between the change in market value of the securities held by a Fund and the price of the futures contract or option;

         2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

         3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and

         4. the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

DOLLAR ROLLS
------------

         The UA High Yield Bond, UA Short Duration Bond and UA U.S. Government Income Funds may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to which the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into Dollar Rolls include the risk that the value of the security may change adversely over the term of the Dollar Roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. At the time the Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

SHORT SALES
-----------

         Each Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If a Fund sells securities short against the box, it may protest itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

ASSET-BACKED SECURITIES
-----------------------

         The UA High Yield Bond, UA Short Duration Bond and UA U.S. Government Income Funds and, to the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with its investment objective and policies, the UA Money Market Fund, may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Fund may include collateralized mortgage obligations (CMOs) issued by private companies.

         In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         Each of these Funds may purchase securities that are secured or backed by mortgages and are issued by entities such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage

Corporation (FHLMC), or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (I.E., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that the Trust's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.

         Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

         These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie
Maes) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a publicly-held company owned by its shareholders that was created by an act of Congress. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs").

FHLMC is a publicly-held company owned by its shareholders that was created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Privately issued mortgage backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

         CMOs may be issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

         Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

COLLATERALIZED DEBT OBLIGATIONS
-------------------------------

         The UA High Yield Bond Fund may invest in collateralized bond obligations ("CBOs"), which are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

         The Fund also may invest in collateralized loan obligations ("CLOs"), which are trusts typically consisting of loans made to issuers (both U.S. and foreign). A CLO consists of a portfolio of many underlying loans where the cash flows from the securitization are derived from this portfolio of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

INTEREST RATE AND TOTAL RETURN SWAPS
------------------------------------

         The UA High Yield Bond, UA Short Duration Bond and UA U.S. Government Income Funds may enter into interest rate swaps for hedging purposes and not for speculation. A Fund will typically use interest rate or total return swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index.

         The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P or Fitch, or "A" or "P-1" or better by Moody's or is otherwise deemed equally credit worthy.

         The Funds will only enter into swaps on a net basis, (I.E., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and their Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

         If there is a default by the other party to a swap transaction, the Fund involved will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

ZERO COUPON OBLIGATIONS
-----------------------

         The UA High Yield Bond, UA Short Duration Bond, UA U.S. Government Income and UA Money Market Funds may invest in zero coupon obligations. Each other Fund may also invest in zero coupon obligations for temporary purposes. See "Money Market Instruments" below. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.

INCOME PARTICIPATION LOANS
--------------------------

         The UA High Yield Bond and UA Short Duration Bond Funds may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured.

Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

         Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of the Trust will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

WHEN-ISSUED SECURITIES
----------------------

         Each Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Funds do not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery security that the Fixed Income Funds may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

         When a Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

         When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

MONEY MARKET INSTRUMENTS
------------------------

         Each Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. Each Fund (other than the UA Money Market Fund) may hold temporary cash balances pending investment in such instruments or may invest up to 100% of its assets in such instruments for temporary defensive purposes. The UA Money Market Fund may invest in money market instruments in accordance with Rule 2a-7 under the 1940 Act and as is consistent with its investment objective and policies.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Funds may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of their total assets. Investment in non-negotiable time deposits is limited to no more than 5% of a Fund's total assets at the time of purchase.

         Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, Each Fund may invest in Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. Each Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

         Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. A Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal, except that the UA Emerging Markets Fund and UA

International Equity Fund will not be subject to this limitation so long as such investments are otherwise consistent with their investment objectives and policies.

GOVERNMENT SECURITIES
---------------------

         Each Fund may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Obligations."

U.S. TREASURY OBLIGATIONS AND RECEIPTS
--------------------------------------

         Each Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

         The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), Liquid Yield Option Notes (LYONs), and Certificates of Accrual on Treasury Securities
(CATS). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

         Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

DERIVATIVE INSTRUMENTS
----------------------

         Each Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations ("CMOs"), various floating rate instruments and other types of securities).

         Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------

         Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method, i.e., money market funds.

         The Equity Funds may invest in Standard & Poor's Depositary Receipts ("SPDRs") and similar index tracking stocks as is consistent with their investment objectives and policies. SPDRs represent interests in the SPDR Trust, a unit investment trust that holds shares of all the companies in the S&P 500. The SPDR Trust closely tracks the price performance and dividend yield of the S&P 500. Other index tracking stocks are structured similarly to SPDRs but track the price performance and dividend yield of different indices. SPDRs and other index tracking stocks can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track.

For example, stocks that track an index comprised of Nasdaq traded stocks, or stocks that track an index comprised of stocks of foreign companies (such as iShares which are described below), may be expected to fluctuate in value more widely the SPDRs (which track the S&P 500) or stocks that track other less volatile indices. Index tracking stocks are traded similarly to stocks of individual companies. Although an index tracking stock is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance because of trust expenses and other factors. The SPDR Trust and trusts underlying other index tracking stocks are structured to be regulated investment companies and may make distributions to a Fund that may not be characterized entirely as ordinary income for tax purposes. Such distributions will be passed through to Fund investors in the character as received by the Fund. Because investments in SPDRs and other index tracking stocks represent interests in unit investment trusts, such investments are subject to the 1940 Act's limitations on investments in other investment companies.

         In addition, to the extent consistent with its policy regarding investments in foreign securities, each Fund (other than the UA U.S. Government Income and UA Money Market Funds) may purchase shares of investment companies investing primarily in foreign securities, including "country funds," which have portfolios consisting exclusively of securities of issuers located in one foreign country, and may also purchase iShares issued by iShares, Inc. and similar securities of other issuers. "Country funds" may be either open-end or closed-end investment companies.


         iShares are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International indices for specific countries. Because the expense associated with an investment in iShares can be substantially lower than the expense of small investments directly in the securities comprising the indices it seeks to track, the Adviser believes that investments in iShares can provide a cost-effective means of diversifying the Fund's assets across a broader range of equity securities.

         iShares are listed on the American Stock Exchange (AMEX), and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their net asset values. However, iShares have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.

         In the event substantial market or other disruptions affecting iShares or other country funds should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected, and the Fund's performance could be impaired. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares or other country funds as part of its investment strategy.

         As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.

         Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. With regard to the UA Money Market Fund, not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Adviser. Notwithstanding these limitations, the Trust has obtained an order from the SEC that allows each Fund (other than the UA Money Market Fund) to use their cash balances that have not been invested in portfolio securities and cash collateral from the Funds' securities lending program to purchase shares of one or more money market funds offered by the Trust. If a money market fund offers more than one class of shares, a Fund will only invest in the class with the lowest expense ratio at the time of investment. A Fund will hold shares of the Trust's money market funds only to the extent that the Fund's aggregate investment in the money market funds does not exceed 25% of the Fund's total assets.

PORTFOLIO TURNOVER
------------------

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making decisions.

         The Funds had not commenced operations as of the date of this SAI and, consequently, have no portfolio turnover history. Under normal market conditions the portfolio turnover rates are not expected to exceed 100% for the UA Large Cap Ultra, UA Large Cap Value, UA Real Estate, UA Short Duration Bond and UA U.S. Government Income Funds, 150% for the UA Small/Mid Cap Value and UA High Yield Bond Funds, and 200% for the UA Emerging Markets, UA International Equity and UA Small Cap Growth Funds, although these rates could be higher. The Funds may from time to time engage in short-term trading and may sell securities which have been held for periods ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making portfolio changes in anticipation of expected movements in interest rates or security prices or in order to take advantage of what the Funds' Adviser believes is a temporary disparity in the normal yield relationship between two securities. Any such trading would increase a Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by a Fund due to transaction costs.


                             INVESTMENT LIMITATIONS
                             ----------------------

         Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

         No Fund may:

         1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

            (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

            (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

            (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

            (d) personal credit and business credit businesses will be considered separate industries; and

            (e) consistent with its investment objective and policies, the UA Real Estate Fund may invest more than 25% of its assets in securities of issuers conducting their principal business activities in the real estate industry.

         2. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

         3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

         4. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate, and except that the UA Real Estate Fund may purchase or sell real estate to the extent consistent with its investment objective and policies.

         5. Invest in commodities, except that as consistent with its investment objective and policies a Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

         6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

         7. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of the UA Emerging Markets and UA International Equity Funds, securities issued or guaranteed by any foreign government, if, immediately after such purchase, more than 5% of the value of a Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         With respect to investment limitation No. 3 above, the 1940 Act prohibits a Fund from issuing senior securities, except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings.

         For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

         Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

         In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

         No Fund may:

         1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

         2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

         3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

         4. Purchase securities of companies for the purpose of exercising control.

         5. Invest more than 15% (10% in the case of the UA Money Market Fund) of its net assets in illiquid securities.

         6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its Prospectuses or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

         With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the 1940 Act's limitations applicable to each Fund's investments in other investment companies.

         The Funds do not intend to acquire securities issued by the Adviser, Distributor or their affiliates.

                                 NET ASSET VALUE
                                 ---------------

VALUATION OF THE UA MONEY MARKET FUND
-------------------------------------

         The Trust uses the amortized cost method to value shares in the UA Money Market Fund. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined in accordance with procedures adopted by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

         The UA Money Market Fund invests only in high-quality instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that the Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

VALUATION OF DEBT SECURITIES
----------------------------

         Assets of the Funds (other than the UA Money Market Fund) invested in debt securities are valued by an independent pricing service ("Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF EQUITY SECURITIES
------------------------------

         In determining market value for equity securities, the assets of the Funds which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are also valued at the last sale price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices.

VALUATION OF FOREIGN SECURITIES
-------------------------------

         A Fund's portfolio securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation.

         Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund's net asset value is not calculated. In such cases, the net asset value of a Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

OTHER
-----

         Securities for which market quotations are not readily available are valued at fair value using methods determined by or under the supervision of the Board of Trustees.

         An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

         Shares in the Funds are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at P.O. Box 8421, Boston, MA 02266-8421. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

         The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.

         As described in the applicable Prospectuses, Class 1 and Class 2 Shares of the Funds are sold to certain qualified investors at their net asset value without a sales charge. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

         The Adviser pays commissions to dealers on new investments into the Equity and Fixed Income and Tax-Free Bond Funds as follows:

            1.00% on assets between $1 million and $5 million; plus 0.50% on assets between $5 million and $10 million; plus 0.25% on amounts over $10 million

         From time to time, shares may be offered as an award in promotions sponsored by the Distributor or other parties. The Distributor or a third party will purchase shares awarded in such promotions at NAV. The promotions may be limited to certain classes of shareholders such as the employees of the Adviser or its affiliates. As stated in the prospectus, the Distributor may institute certain promotional incentive programs for dealers. Such incentive programs may include cash incentive programs specific to NatCity Investments, Inc. under which NatCity Investments, Inc. or its associated persons may receive cash incentives in connection with the sale of the Funds.

         Automatic investment programs such as the Planned Investment Program ("Program") described in the Prospectuses permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials, the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 or Lehman Intermediate Government Index.

EXCHANGE PRIVILEGE
------------------

         Investors may exchange all or part of their Class 1 or Class 2 Shares as described in the applicable Prospectus. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

         By use of the exchange privilege, the investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class 1 or Class 2 Shares and the account number. The Transfer Agent's records of such instructions are binding.


                              DESCRIPTION OF SHARES
                              ---------------------

         The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Funds as follows, and as further described in this SAI and the related Prospectuses:

UA Emerging Markets Fund
         Class TT - UA Series 1                       Class 1 Shares
         Class TT - UA Series 2                       Class 2 Shares
UA International Equity Fund
         Class VV - UA Series 1                       Class 1 Shares
         Class VV - UA Series 2                       Class 2 Shares
UA Large Cap Ultra Fund
         Class WW - UA Series 1                       Class 1 Shares
         Class WW - UA Series 2                       Class 2 Shares
UA Large Cap Value Fund
         Class XX - UA Series 1                       Class 1 Shares
         Class XX - UA Series 2                       Class 2 Shares
UA Real Estate Fund
         Class UU - UA Series 1                       Class 1 Shares
         Class UU - UA Series 2                       Class 2 Shares
UA Small Cap Growth Fund
         Class YY - UA Series 1                       Class 1 Shares
         Class YY - UA Series 2                       Class 2 Shares
UA Small/Mid Cap Value Fund
         Class ZZ - UA Series 1                       Class 1 Shares
         Class ZZ - UA Series 2                       Class 2 Shares
UA High Yield Bond Fund
         Class CCC - UA Series 1                      Class 1 Shares
         Class CCC - UA Series 2                      Class 2 Shares
UA Short Duration Bond Fund
         Class DDD - UA Series 1                      Class 1 Shares
         Class DDD - UA Series 2                      Class 2 Shares
UA U.S. Government Income Fund
         Class AAA - UA Series 1                      Class 1 Shares
         Class AAA - UA Series 2                      Class 2 Shares
UA Money Market Fund
         Class BBB - UA Series 1                      Class 1 Shares
         Class BBB - UA Series 2                      Class 2 Shares


         Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class 1 Shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders relating to a distribution plan for such shares and only Class 2 Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class 2 Shares.

         Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.


                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

         The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         Each Fund of the Trust will be treated as a separate corporate entity under the Code and intends to qualify and continue to qualify as a regulated investment company. In order to qualify and continue to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectuses, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

         If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions would be taxable as ordinary income to a Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

         A Fund may be required in certain cases to withhold and remit to the U.S. Treasury 30% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

         In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

         Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

                                    * * * * *

         The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders or of state tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Funds are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action.


                              TRUSTEES AND OFFICERS
                              ---------------------

         The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of the Trust, their ages, addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                                                           Number of
                                                                                         Portfolios in
                             Position(s)      Served in                                 Fund Complex(2)
      Name, Address,         Held with        Position      Principal Occupation(s)        Overseen by       Other Directorships
  Date of Birth and Age      the Trust        Since(1)        During Past 5 Years            Trustee         Held by Trustee(3)
  ---------------------      -----------      ---------     -----------------------     ---------------      -------------------
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------

Robert D. Neary              Chairman of       February    Retired Co-Chairman of             51            Chairman of the Board
32980 Creekside Drive        the Board and       1996      Ernst & Young, April 1984                        and Trustee, The Armada
Pepper Pike, OH  44124       Trustee                       to September 1993;                               Advantage Fund, since
Date of Birth:  9/30/33                                    Director, Cold Metal                             August 1998.
Age:  68                                                   Products, Inc., since
                                                           March 1994; Director,
                                                           Strategic Distribution,
                                                           Inc., since January 1999;
                                                           Director, Commercial
                                                           Metals Company since March
                                                           2001.

John F. Durkott              Trustee          November     President and Chief                51            Trustee, The Armada
c/o Kittle's Home                               1993       Executive Officer,                               Advantage Fund, since
Furnishings Center, Inc.                                   Kittle's Home Furnishings                        August 1998.
8600 Allisonville Road                                     Center, Inc., since
Indianapolis, IN  46250                                    January 1982; partner,
Date of Birth:  7/11/44                                    Kittle's Bloomington
Age:  57                                                   Properties LLC, since
                                                           January 1981; partner,
                                                           KK&D LLC, since
                                                           January 1989; partner,
                                                           KK&D II LLC, since
                                                           February 1998 (affiliated
                                                           real estate companies
                                                           of Kittle's Home
                                                           Furnishings Center, Inc.).

Robert J. Farling            Trustee          November     Retired Chairman,                  51            Trustee, The Armada
1608 Balmoral Way                               1997       President and Chief                              Advantage Fund, since
Westlake, OH  44145                                        Executive Officer,                               August 1998.
Date of Birth:  12/4/36                                    Centerior Energy (electric
Age:  65                                                   utility), March 1992 to
                                                           October 1997; Director,
                                                           National City Bank until
                                                           October 1997; Director,
                                                           Republic Engineered
                                                           Steels, October 1997 to
                                                           September 1998.

                                                                                           Number of
                                                                                         Portfolios in
                             Position(s)      Served in                                 Fund Complex(2)
      Name, Address,         Held with        Position      Principal Occupation(s)        Overseen by       Other Directorships
  Date of Birth and Age      the Trust        Since(1)        During Past 5 Years            Trustee         Held by Trustee(3)
  ---------------------      -----------      ---------     -----------------------     ---------------      -------------------
-----------------------------------------------------------------------------------------------------------------------------------
Richard W. Furst             Trustee             June      Garvice D. Kincaid                 51            Trustee, The Armada
2133 Rothbury Road                               1990      Professor of Finance and                         Advantage Fund, since
Lexington, KY  40515                                       Dean, Gatton College of                          August 1998.
Date of Birth:  9/13/38                                    Business and Economics,
Age:  63                                                   University of Kentucky,
                                                           since 1981; Director, The
                                                           Seed Corporation
                                                           (restaurant group), since
                                                           1990; Director; Foam
                                                           Design, Inc. (manufacturer
                                                           of industrial and
                                                           commercial foam products),
                                                           since 1993; Director,
                                                           Office Suites Plus, Inc.
                                                           (office buildings), since
                                                           1998; Director, ihigh,
                                                           Inc. (high school
                                                           marketing network), since
                                                           1999.

Gerald L. Gherlein           Trustee          November     Retired; Executive                 51            Trustee, The Armada
3679 Greenwood Drive                            1997       Vice-President and General                       Advantage Fund, since
Pepper Pike, OH  44124                                     Counsel, Eaton Corporation                       August 1998.
Date of Birth:  2/16/38                                    (global manufacturing),
Age:  64                                                   1991 to March 2000.

J. William Pullen            Trustee             May       President and Chief                51            Trustee, The Armada
Whayne Supply Company                            1993      Executive Officer, Whayne                        Advantage Fund, since
1400 Cecil Avenue                                          Supply Co. (engine and                           August 1998.
P.O. Box 35900                                             heavy equipment
Louisville, KY 40232-5900                                  distribution), since 1986.
Date of Birth:  4/24/39
Age:  63

                                                                                             Number of
                                                                                           Portfolios in
                               Position(s)       Served in                                 Fund Complex(2)
      Name, Address,           Held with         Position      Principal Occupation(s)       Overseen by       Other Directorships
  Date of Birth and Age        the Trust         Since(1)        During Past 5 Years           Trustee         Held by Trustee(3)
  ---------------------        -----------       ---------     -----------------------     ---------------     -------------------
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------

Herbert R. Martens, Jr.(4)       President and    November     Executive Vice President,          51           Trustee, The Armada
c/o NatCity Investments, Inc.    Trustee            1997       National City Corporation                       Advantage Funds,
1965 East Sixth Street                                         (bank holding company),                         since August 1998.
Suite 800                                                      since July 1997; Chairman,
Cleveland, OH  44114                                           President and Chief
Date of Birth:  8/6/52                                         Executive Officer, NatCity
Age:  49                                                       Investments, Inc.
                                                               (investment banking),
                                                               since July 1995; President
                                                               and Chief Executive
                                                               Officer, Raffensberger,
                                                               Hughes & Co. (broker-dealer)
                                                               from 1993 until 1995;
                                                               President, Reserve Capital
                                                               Group, from 1990 until 1993.

OFFICERS
--------

W. Bruce McConnel(5)             Secretary        August       Partner, Drinker Biddle &          N/A          N/A
One Logan Square                                   1985        Reath LLP, Philadelphia,
18th and Cherry Streets                                        Pennsylvania (law firm)
Philadelphia, PA 19103-6996
Date of Birth:  2/7/43
Age:  59

Christopher F. Salfi(5)          Treasurer        August       Director of Funds                  N/A          N/A
530 E. Swedesford Road                             2001        Accounting, SEI
Wayne, PA 19087                                                Investments, since January
Date of Birth: 11/28/63                                        1998; Fund Accounting
Age:  38                                                       Manager, SEI Investments,
                                                               1994 to 1997.

Timothy D. Barto(5)              Assistant           May       Vice President and                 N/A          N/A
One Freedom Valley Drive         Treasurer           2000      Assistant Secretary, SEI
Oaks, PA  19456                                                Investments Mutual Funds
Date of Birth: 3/28/68                                         Services and SEI
Age:  34                                                       Investments Distribution
                                                               Co., since 1999;
                                                               Associate, Dechert Price &
                                                               Rhoads (law firm), 1997 to
                                                               1999; Associate, Richter,
                                                               Miller & Finn (law firm),
                                                               1994 to 1997.

--------------------
(1) Each trustee holds office until the next meeting of shareholders at which trustees are elected following his election or appointment and until his successor has been elected and qualified.
(2) The "Fund Complex" consists of all registered investment companies for which the Adviser or any of its affiliates serves as investment adviser, including the Trust and The Armada Advantage Fund. In addition to the Trust, each trustee serves as a trustee of The Armada Advantage Fund (6 portfolios). Mr. Neary and Mr. Martens serve as Chairman and President, respectively, of both the Trust and The Armada Advantage Fund.
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(4) Mr. Martens is considered to be an "interested person" of the Trust as defined in the 1940 Act because (1) he is an Executive Vice President of National City Corporation ("NCC"), the indirect parent corporation to the Adviser, which serves as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of NCC, and
      (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.
(5) Mr. McConnel, Mr. Salfi and Mr. Barto also serve as Secretary, Treasurer and Assistant Treasurer, respectively, of The Armada Advantage Fund.

         The trustees of the Trust as a group own beneficially less than 1% of the outstanding shares of each of the funds of the Trust, and less than 1% of the outstanding shares of all of the Fund of the Trust in the aggregate.

         Mr. Salfi and Mr. Barto are employed by SEI Investments Mutual Funds Services, which serves as Co-Administrator to the Trust. Mr. Barto is also employed by SEI Investments Distribution Co., which serves as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which serves as counsel to the Trust.

         With respect to the Trust and The Armada Advantage Fund ("Armada Advantage"), each trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $16,000 per annum for services in such capacity.

         The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2002:

                                                      Pension or             Estimated
                                   Aggregate          Retirement Benefits    Annual Benefits    Total Compensation
Name of                            Compensation       Accrued as Part of     Upon               from the Trust and
Person, Position                   From the Trust     the Trust's Expense    Retirement         Fund Complex*
----------------                   --------------     -------------------    ---------------    ------------------
Robert D. Neary,                          $                $0                    $0                    $
Chairman and Trustee

John F. Durkott, Trustee                  $                $0                    $0                    $

Robert J. Farling, Trustee                $                $0                    $0                    $

Richard W. Furst, Trustee                 $                $0                    $0                    $

Gerald L. Gherlein, Trustee               $                $0                    $0                    $

Herbert R. Martens, Jr.,                  $0               $0                    $0                    $0
President and Trustee

J. William Pullen, Trustee                $                $0                    $0                    $

---------------------

* Each Trustee serves as a trustee of the Trust and Armada Advantage. The Trust and Armada Advantage together, as of May 31, 2002, were authorized to offer for sale shares of 51 investment portfolios.

         The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any trustee or pay any particular level of compensation.


CODE OF ETHICS
--------------

         The Trust, the Adviser and the Distributor have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics are on file with, and available from, the SEC's Public Reference Room in Washington, D.C.

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust estate or the conduct of any business of the Trust, nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.


                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                     ---------------------------------------

ADVISORY AGREEMENTS
-------------------

         The Funds will enter into an Advisory Agreement with the Adviser effective at the time each Fund commences operations. The Adviser is a wholly owned subsidiary of National City Corporation, a bank holding company with assets approaching $90 billion, and headquarters in Cleveland, Ohio and over 1,300 branch offices in six states.

         Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by each Fund. The Adviser will provide the services under the Advisory Agreement in accordance with each Fund's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Trust's Board of Trustees applicable to such Fund. The Adviser will place orders pursuant to its investment determinations for the Funds either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser will use its best efforts to seek on behalf of the Trust and the Funds the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Funds and/or other accounts over which the Adviser or any affiliate of the Adviser exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion. In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Distributor (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, a sub-adviser, or the Distributor (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of Armada Funds and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and such other clients. The Adviser will maintain all books and records with respect to the securities transactions for the Funds and furnish the Trust's Board of Trustees such periodic and special reports as the Board may request.

         The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect for two years, and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of each Fund and a majority of the trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940
Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

ADMINISTRATION SERVICES
-----------------------

         The Trust has entered into a co-administration agreement with SEI Investments Mutual Fund Services ("SIMFS") and National City Bank ("NCB" and, together with SIMFS, the "Co-Administrators") effective as of August 1, 2000 (the "Co-Administration Agreement"), pursuant to which SIMFS and NCB have agreed to serve as Co-Administrators to the Trust.

         The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

         SIMFS, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in SIMFS. SEI Investments and its affiliates, including SIMFS, provides evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. NCB, which is a wholly owned subsidiary of National City Corporation and an affiliate of the Adviser, has its principal offices at 1900 East Ninth Street, Cleveland, Ohio, 04414.

         Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees, computed daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all of the Trust's funds:


                                                       AGGREGATE       PORTION ALLOCATED       PORTION ALLOCATED
          COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE          TO SIMFS                 TO NCB
          ---------------------------------           -----------          --------                 ------
          Up to $16 billion.....................        0.070%             0.050%                  0.020%
          From $16 to 20 billion................        0.070%             0.040%                  0.030%
          Over $20 billion......................        0.065%             0.035%                  0.030%

DISTRIBUTION PLANS AND RELATED AGREEMENT
----------------------------------------

         The Distributor acts as distributor of the Funds' shares pursuant to its Distribution Agreement with the Trust. The Distributor has its principal business office at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Timothy
D. Barto, Assistant Treasurer of the Trust, is also an officer of the Distributor and is, therefore, an affiliate of both the Funds and the Distributor. Shares are sold on a continuous basis. The Distributor will use all reasonable efforts in connection with distribution of shares of the Trust.

         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted separate distribution plans for Class 1 Shares and Class 2 Shares (the "Plans") which permit the Trust to bear certain expenses in connection with the distribution of Class 1 Shares and Class 2 Shares. As required by Rule 12b-1, the Plans and any related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit the Trust and its shareholders.

         Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

         Any change in the Plans that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, the Plans may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the Plans or related agreements. The Plans and related agreements may be terminated as to a particular Fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

         Each Plan provides that each Fund will reimburse the Distributor for distribution expenses related to the distribution of Class 1 Shares or Class 2 Shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. Costs and expenses reimbursable under the Plans are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of a Fund's Class 1 and Class 2 Shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing a Fund's prospectus for such shares (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the Plans.

         The Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS
-------------------------------------------------

         NCB, with offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Trust's custodian with respect to the Funds. Under its Custodian Services Agreement, National City Bank has agreed to:

         (i) maintain a separate account or accounts in the name of each Fund;
         (ii) hold and disburse portfolio securities on account of the Funds;
         (iii) collect and make disbursements of money on behalf of the Funds;
         (iv) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities;
         (v) respond to correspondence by security brokers and others relating to its duties;
         (vi) make periodic reports to the Board of Trustees concerning the Funds' operations.

         NCB is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Funds harmless from the acts and omissions of any bank or trust company serving as sub-custodian. Each Fund reimburses NCB for its direct and indirect costs and expenses incurred in rendering custodial services.

         For its services as the Trust's custodian, NCB receives fees at the following rates: (i) 0.020% of the first $100 million of average gross assets;
(ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

         State Street Bank and Trust Company (the "Transfer Agent"), P.O. Box 8421 Boston, Massachusetts 02266-8421 serves as the Trust's transfer agent and dividend disbursing agent with respect to the Funds. Under its Transfer Agency Agreement, the Transfer Agent has agreed to:

         (i)      issue and redeem shares of the Fund;
         (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders;

         (iii) respond to correspondence by security brokers and others relating to its duties;
         (iv)     maintain shareholder accounts;
         (v) make periodic reports to the Board of Trustees concerning the Fund's operations.

         The Transfer Agent sends each shareholder of record periodic statements showing the total number of shares owned as of the last business day of the period (as well as the dividends paid during the current period and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with each Fund.

                            SHAREHOLDER SERVICES PLAN
                            -------------------------

         The Trust has implemented a Shareholder Services Plan with respect to Class 2 Shares (the "Services Plan") pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of a Fund's Class 2 Shares in consideration for payments for such services. The Services Plan provides for the payment (on an annualized basis) of up to 0.25% of the net asset value attributable to each Fund's Class 2 Shares held by a financial institution's customers.

         Services under the Services Plan may include:

         (i) aggregating and processing purchase and redemption requests from customers;
         (ii) providing customers with a service that invests the assets of their accounts in Class 2 Shares;
         (iii)    processing dividend payments from the Funds;
         (iv) providing information periodically to customers showing their position in Class 2 Shares;
         (v)      arranging for bank wires;
         (vi) responding to customer inquiries relating to the services performed with respect to Class 2 Shares beneficially owned by customers;
         (vii) providing subaccounting for customers or providing information to the transfer agent for subaccounting;
         (viii)   forwarding shareholder communications; and
         (ix)     other similar services requested by the Trust.

         Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

         Pursuant to its Advisory Agreement with the Trust, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

         While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

         Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, a Fund will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trusts' accounts are customers of the commercial departments of any of the Adviser's affiliates.

         Investment decisions for a Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the Adviser. Such other Funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                                    AUDITORS
                                    --------

         Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors for the Funds.

                                     COUNSEL
                                     -------

         Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby.


                             PERFORMANCE INFORMATION
                             -----------------------

YIELD FOR THE FIXED INCOME FUNDS
--------------------------------

         A Fund's "yield" is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:


                        Yield = 2 [([(a-b)/cd] + 1)6 - 1]


       Where:    a =  dividends and interest earned during the period.

                 b =  expenses accrued for the period (net of reimbursements).

                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                 d = maximum offering price per share on the last day of the period.

         The Fixed Income Funds calculate interest earned on debt obligations held in their portfolios by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

YIELDS FOR THE UA MONEY MARKET FUND
-----------------------------------

         Yields for the UA Money Market Fund are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (I.E., multiplying the base period return by (365/7)). The net change in the value of the account in the Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by the Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for the Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

TOTAL RETURN
------------

         Each Fund (other than the UA Money Market Fund) computes its "average annual total return (before taxes)" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


                                T = (ERV / P)1/n - 1


         Where:        T    =   average annual total return

                       ERV  =   ending redeemable value at the end of the
                                period covered by the computation of a
                                hypothetical $1,000 payment made at the
                                beginning of the period

                       P    =   hypothetical initial payment of $1,000

                       n    =   period covered by the computation, expressed
                                in terms of years

         Each Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                T = (ERV/P) - 1

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of any contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

         The "average annual total return (after taxes on distributions)" and "average annual total return (after taxes on distributions and redemptions)" for each Fund will be included in the Prospectuses.

         "Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

         "Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).


PERFORMANCE REPORTING
---------------------

         From time to time, in advertisements or in reports to shareholders, the performance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives, to stock or other relevant indices, to other investments or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Equity Funds may also be compared to data prepared by the S&P 500 Index, an unmanaged index of groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. In addition, the performance of the UA Emerging Markets and UA International Equity Funds may be compared to the Morgan Stanley Capital International indices or the FT World Actuaries Index.

         Performance data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or publications of a local or regional nature may also be used in comparing the performance of the Funds. The UA Money Market Fund may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

         Performance data will be calculated separately for each class of shares of the Funds.

         The performance of the Funds will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of a Fund will not be included in performance calculations.

         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.


                                  MISCELLANEOUS
                                  -------------

         The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.

         As used in this SAI, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or
(b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

         The assets belonging to a Fund includes the consideration received by the Trust upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining a Fund's net asset value, assets belonging to a Fund are charged with the liabilities in respect of that Fund.

         As of May 23, 2002, the following persons owned of record 5 percent or more of the shares of the Funds of the Trust:


                                                             OUTSTANDING SHARES      PERCENTAGE OF
                                                                                      FUND SHARES
                                                                                         OWNED
ARMADA EQUITY INDEX FUND A SHARES                                 48,726.4430            5.59 %
GREAT LAKES CASE & CABINET CO
INC 401(K) PSP
CONVERSION HOLDING ACCOUNT
PO BOX 8705
BOSTON MA  02266-0001

ARMADA EQUITY INDEX FUND A SHARES                                 44,700.6860            5.13 %
FIRST CLEARING CORPORATION
A/C 6956-8888


DR FRANK RADOSEVICH IRA
FCC AS CUSTODIAN
5632 N ISABELL
PEORIA IL  61614-4135

ARMADA EQUITY INDEX FUND I SHARES                             19,402,774.0620           56.87 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA EQUITY INDEX FUND I SHARES                              9,080,851.5870           26.62 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA EQUITY INDEX FUND I SHARES                              1,956,829.7290            5.74 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA EQUITY INDEX FUND I SHARES                              1,813,778.5150            5.32 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA OHIO MUNI MONEY MARKET I SHARES                       165,449,225.2900           87.40 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA OHIO MUNI MONEY MARKET I SHARES                        20,875,714.0000           11.03 %
NATCITY INVESTMENTS, INC


ATTN LISA SMITH OPERATIONS DEPT
629 EUCLID AVE 13TH FL LOC 3131
CLEVELAND OH  44114-3003

ARMADA BALANCED ALLOCATION I SHARES                           13,558,594.9170           77.42 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA BALANCED ALLOCATION I SHARES                            2,338,384.3040           13.35 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA BALANCED ALLOCATION I SHARES                            1,113,958.9370            6.36 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TAX MANAGED EQUITY I SHARES                             8,007,968.1340           50.03 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TAX MANAGED EQUITY I SHARES                             7,118,895.9840           44.47 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
PO BOX 94777
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4777

ARMADA MONEY MARKET FUND B SHARES                                235,013.6500           17.65 %
BOURNIAS/CERVONE DENTAL
CONVERSION HOLDING ACCOUNT


PO BOX 8705
BOSTON MA  02266-0001

ARMADA MONEY MARKET FUND B SHARES                                196,364.9300           14.74 %
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC.
P.O. BOX 2052
JERSEY CITY NJ  07303-2052

ARMADA MONEY MARKET FUND B SHARES                                114,642.7100            8.61 %
SHORE WEST CONSTRUCTION 401(K) PLAN
JUDITH E SANTORA
3930 WOODPARK DR
N OLMSTED OH  44070-1774

ARMADA MONEY MARKET FUND B SHARES                                 77,524.1800            5.82 %
FIRST CLEARING CORPORATION
A/C 5804-9547
MILDRED E MAY
MILDRED E MAY
6205 SIX MILE LANE
LOUISVILLE KY  40218-2348

ARMADA NAT'L TAX EXEMPT BOND I SHARES                         11,323,879.4510           69.05 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA NAT'L TAX EXEMPT BOND I SHARES                          4,208,665.9150           25.66 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TREASURY PL MONEY MKT A SHARES                          1,000,000.0000           88.93 %
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052


JERSEY CITY NJ  07303-2052

ARMADA TREASURY PL MONEY MKT A SHARES                             69,538.1300            6.18 %
SARASOTA SAILING SQUADRON INC
P O BOX 1927
SARASOTA FL  34230-1927

ARMADA NAT'L TAX EXEMPT BOND B SHARES                             13,420.2570           18.22 %
RAYMOND JAMES & ASSOC INC
FBO HAWKINS,C TRUST
BIN# 43406825
880 CARILLON PKWY
ST PETERSBURG FL  33716-1100

ARMADA NAT'L TAX EXEMPT BOND B SHARES                              9,861.9330           13.39 %
FIRST CLEARING CORPORATION
A/C 8304-7634
EMILY T WHEELER TTEE
EMILY T WHEELER TRUST
1632 TAWAS BEACH ROAD
EAST TAWAS MI  48730-9330

ARMADA NAT'L TAX EXEMPT BOND B SHARES                              9,861.9330           13.39 %
FIRST CLEARING CORPORATION
A/C 8665-0100
JOHN D WHEELER TTEE
JOHN D WHEELER TRUST
1632 TAWAS BEACH ROAD
EAST TAWAS MI  48730-9330

ARMADA NAT'L TAX EXEMPT BOND B SHARES                              6,346.4940            8.62 %
LPL FINANCIAL SERVICES
A/C 1476-8134
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  92121-1968

ARMADA NAT'L TAX EXEMPT BOND B SHARES                              5,605.9700            7.61 %
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC.
P.O. BOX 2052
JERSEY CITY NJ  07303-2052


ARMADA NAT'L TAX EXEMPT BOND B SHARES                              5,524.9910            7.50 %
FIRST CLEARING CORPORATION
A/C 5482-0768
THEODORE R MCDONALD &
ROSE ANN MCDONALD
7712 ST BERNARD CT
LOUISVILLE KY  40291-2462

ARMADA NAT'L TAX EXEMPT BOND B SHARES                              4,928.9840            6.69 %
FIRST CLEARING CORPORATION
A/C 2099-9089
JAMES E CHENAULT &
JUDITH E CHENAULT
8609 COOL BROOK CT
LOUISVILLE KY  40291-1501

ARMADA INTERMEDIATE BOND FUND B SHARES                            16,295.0320           12.38 %
FIRST CLEARING CORPORATION
A/C 1202-4114
EUGENE ARRIGONI IRA
FCC AS CUSTODIAN
4101 GRADY SMITH RD
LOGANVILLE GA  30052-3650

ARMADA TAX MANAGED EQUITY A SHARES                                80,148.5860            5.63 %
NFSC FEBO  # Z41-257923
ALLISON P VANHARTESVELDT
TSO EURSWA
PSC 817, BOX 8
FPO NY  09622

ARMADA NAT'L TAX EXEMPT BOND A SHARES                            380,825.4440           52.44 %
FIRST CLEARING CORPORATION
A/C 1143-7442
BILL ANEST
400 S CURRAN
GRAYSLAKE IL  60030-9202

ARMADA OHIO MUNI MONEY MARKET A SHARES                        54,879,835.2100           94.78 %
NATIONAL CITY BANK


FBO PCG/RETAIL SWEEP CUSTOMER
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA MONEY MARKET FUND I SHARES                            2,382,833,275.480          67.07 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA MONEY MARKET FUND I SHARES                            530,687,198.5900           14.94 %
NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA MONEY MARKET FUND I SHARES                            213,371,435.1000            6.01 %
NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
3RD FLOOR  NORTH ANNEX
4100 W. 150 TH STREET
CLEVELAND OH  44135-1389

ARMADA TAX EXMPT MONEY MARKET I SHARES                       483,334,103.7400           88.26 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA TAX EXMPT MONEY MARKET I SHARES                        41,315,128.3100            7.54 %
NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W 150TH STREET
CLEVELAND OH  44135-1389


ARMADA GOV'T MONEY MARKET I SHARES                          2,012,404,419.420           94.09 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA TREASURY MONEY MARKET I SHARES                        457,841,447.1700           97.69 %
NATIONAL CITY BANK
OPERATIONS CENTER
3RD FLOOR NORTH ANNEX
4100 W. 150TH STREET
CLEVELAND OH  44135-1389

ARMADA SMALL CAP GROWTH FUND I SHARES                         10,004,125.3400           34.42 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA SMALL CAP GROWTH FUND I SHARES                          7,898,749.9700           27.18 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA SMALL CAP GROWTH FUND I SHARES                          6,634,982.0700           22.83 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA SMALL CAP GROWTH FUND I SHARES                          3,720,115.5370           12.80 %
NATIOANL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984


ARMADA EQUITY GROWTH FUND I SHARES                            12,147,165.5690           33.80 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA EQUITY GROWTH FUND I SHARES                            11,051,558.5560           30.75 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA EQUITY GROWTH FUND I SHARES                             5,847,785.5010           16.27 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA EQUITY GROWTH FUND I SHARES                             5,661,003.7380           15.75 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA INTERMEDIATE BOND FUND I SHARES                        12,744,469.0620           38.45 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA INTERMEDIATE BOND FUND I SHARES                        10,384,427.9990           31.33 %
SHELDON & CO
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA INTERMEDIATE BOND FUND I SHARES                         4,808,560.6520           14.51 %
SEI TRUST COMPANY


ATTN MUTUAL FUND ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA  19456

ARMADA INTERMEDIATE BOND FUND I SHARES                         3,185,382.1310            9.61 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA OHIO TAX EXEMPT BOND I SHARES                          10,951,341.3510           79.60 %
SHELDON & CO
FUTURE QUEST-C/O NATIONAL CITY BANK
ATTN TRUST MUTUAL FDS/01-999999774
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA OHIO TAX EXEMPT BOND I SHARES                           1,722,911.9560           12.52 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LIMITED MATURITY BOND I SHARES                          9,384,219.1900           44.91 %
SHELDON & CO
FUTURE QUEST-C/O NATIONAL CITY BANK
ATTN TRUST MUTUAL FDS/01-999999774
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA LIMITED MATURITY BOND I SHARES                          6,348,388.7790           30.38 %
SHELDON & CO. (REINV)
FUTURE QUEST-C/O NATIONAL CITY BANK
ATTN TRUST MUTUAL FDS/01-999999774
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LIMITED MATURITY BOND I SHARES                          3,374,039.2890           16.15 %
SHELDON & CO TTEE


FUTURE QUEST-C/O NATIONAL CITY BANK
ATTN TRUST MUTUAL FDS/01-999999774
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LIMITED MATURITY BOND I SHARES                          1,486,903.0500            7.12 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA LARGE CAP VALUE FUND I SHARES                          16,043,595.1250           34.54 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP VALUE FUND I SHARES                          13,158,749.9050           28.33 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP VALUE FUND I SHARES                          12,202,092.6410           26.27 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA LARGE CAP VALUE FUND I SHARES                           3,346,979.8770            7.21 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA TOTAL RETURN ADVANTAGE I SHARES                        13,750,592.7390           53.88 %
SHELDON & CO. (REINV)
ATTN: TRUST MUTUAL FUNDS
PO BOX 94984


CLEVELAND OH  44101-4984

ARMADA TOTAL RETURN ADVANTAGE I SHARES                         6,212,255.6980           24.34 %
SHELDON & CO
PO BOX 94777
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4777

ARMADA TOTAL RETURN ADVANTAGE I SHARES                         5,145,147.2330           20.16 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
PO BOX 94777
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4777

ARMADA SMALL CAP VALUE FUND I SHARES                          12,082,872.0980           27.01 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA SMALL CAP VALUE FUND I SHARES                          12,065,035.2310           26.97 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA SMALL CAP VALUE FUND I SHARES                           8,134,751.7910           18.18 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA SMALL CAP VALUE FUND I SHARES                           7,100,933.9300           15.87 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777


ARMADA SMALL CAP VALUE FUND I SHARES                           2,748,952.7380            6.14 %
CHARLES SCHWAB & CO INC
ATTN MUTUAL FUNDS
SPECIAL CUSTODY ACCOUNT
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

ARMADA TREASURY MONEY MARKET A SHARES                          9,412,500.4200           51.55 %
WHEAT FIRST SECURITIES
PO BOX 6629
GLEN ALLEN VA  23058-6629

ARMADA TREASURY MONEY MARKET A SHARES                          3,747,000.0000           20.52 %
NATIONAL CITY MI/IL
FBO CORPORATE SWEEP CUSTOMER
CASH MANAGEMENT OERATIONS
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA TREASURY MONEY MARKET A SHARES                          2,111,318.8100           11.56 %
NATIONAL CITY BANK
FBO PCG/RETAIL SWEEP CUSTOMER
770 W BROAD ST LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA TREASURY MONEY MARKET A SHARES                          1,245,000.0000            6.82 %
NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
770 W BROAD ST LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA MONEY MARKET FUND A SHARES                            777,294,995.1900           44.22 %
WHEAT FIRST SECURITIES
PO BOX 6629
GLEN ALLEN VA  23058-6629

ARMADA MONEY MARKET FUND A SHARES                            294,284,934.1200           16.74 %
NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
770 W BROAD ST LOC 16-0347
COLUMBUS OH  43222-1419


ARMADA MONEY MARKET FUND A SHARES                            274,120,000.0000           15.59 %
PENNSYLVANIA
FBO CORPORATE AUTOSWEEP CUSTOMERS
C/O NATIONAL CITY BANK OF PA
300 FOURTH STREET  2-191
PITTSBURGH PA  15222-2001

ARMADA MONEY MARKET FUND A SHARES                            204,125,000.0000           11.61 %
NATIONAL CITY MI/IL
FBO CORPORATE SWEEP CUSTOMER
CASH MANAGEMENT OERATIONS
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA MONEY MARKET FUND A SHARES                             91,293,658.4800            5.19 %
NATIONAL CITY BANK
FBO PCG/RETAIL SWEEP CUSTOMER
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA GOV'T MONEY MARKET A SHARES                           278,894,000.0000           36.34 %
PENNSYLVANIA
FBO CORPORATE AUTOSWEEP CUSTOMERS
C/O NATIONAL CITY BANK OF PA
300 FOURTH STREET  2-191
PITTSBURGH PA  15222-2001

ARMADA GOV'T MONEY MARKET A SHARES                           251,241,000.0000           32.74 %
NATIONAL CITY MI/IL
FBO CORPORATE SWEEP CUSTOMER
CASH MANAGEMENT OERATIONS
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA GOV'T MONEY MARKET A SHARES                           114,473,400.0000           14.92 %
NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419


ARMADA GOV'T MONEY MARKET A SHARES                            88,120,843.9500           11.48 %
WHEAT FIRST SECURITIES
PO BOX 6629
GLEN ALLEN VA  23058-6629

ARMADA TAX EXMPT MONEY MARKET A SHARES                       143,474,198.8400           51.47 %
FIRST CLEARING CORPORATION
PO BOX 6629
GLEN ALLEN VA  23058-6629

ARMADA TAX EXMPT MONEY MARKET A SHARES                        43,175,454.4700           15.49 %
NATIONAL CITY BANK
FBO PCG/RETAIL SWEEP CUSTOMER
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA TAX EXMPT MONEY MARKET A SHARES                        26,972,000.0000            9.68 %
NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
770 W BROAD ST LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA TAX EXMPT MONEY MARKET A SHARES                        19,024,346.8600            6.83 %
INDIANA
NATIONAL CITY BANK OF INDIANA
FBO PCG/RETAIL SWEEP CUSTOMERS
CASH MANAGEMENT OPERATIONS
770 W BROAD ST. LOC. 16-0347
COLUMBUS OH  43222-1419

ARMADA TAX EXMPT MONEY MARKET A SHARES                        17,049,424.4500            6.12 %
NATIONAL CITY MI/IL
FBO CORPORATE PCG/RETAIL SWEEP CUST
CASH MANAGEMENT OPERATIONS
770 W BROAD STREET LOC 16-0347
COLUMBUS OH  43222-1419

ARMADA EQUITY GROWTH FUND A SHARES                             3,984,855.9800           74.12 %
STATE STREET BANK & TRUST TTEE
FBO FIRST ENERGY CORP SAVINGS PLAN
DTD 7/1/98


105 ROSEMONT AVE WES/IN
WESTWOOD MA  02090-2318

ARMADA INTERMEDIATE BOND FUND A SHARES                            50,675.6760            5.93 %
ADVANTAGE TRADING GROUP INC FBO
29032675
1385 WEST STATE ROAD 434
LONGWOOD FL  32750-6871

ARMADA OHIO TAX EXEMPT BOND A SHARES                             380,405.4420           37.29 %
FIRST CLEARING CORPORATION
A/C 3198-9668
HARRY E FIGGIE JR TRUST
HARRY E FIGGIE JR TTEE
37001 SHAKER BLVD
CHAGRIN FALLS OH  44022-6643

ARMADA LIMITED MATURITY BOND A SHARES                             26,545.6750            5.13 %
SOY CAPITAL AG SERVICES & TRUST CO
455 N MAIN ST
DECATUR IL  62523-1103

ARMADA TOTAL RETURN ADVANTAGE A SHARES                            19,831.2320           15.69 %
FIRST CLEARING CORPORATION
A/C 5046-3346
CURTIS E LESMEISTER (IRA)
FCC AS CUSTODIAN
2311 MEADOW DRIVE
LOUISVILLE KY  40218-1332

ARMADA TOTAL RETURN ADVANTAGE A SHARES                            15,436.5750           12.22 %
FIRST CLEARING CORPORATION
A/C 4586-0750
DAVID R JOHNSON (IRA)
FCC AS CUSTODIAN
617 WILDWOOD ROAD
SELLERSBURG IN  47172-1747

ARMADA SMALL CAP VALUE FUND A SHARES                             408,305.5580           19.77 %
NATIONWIDE TRUST COMPANY FSB
C/O IPO PORTFOLIO ACCOUNTING


PO BOX 182029
COLUMBUS OH  43218-2029

ARMADA SMALL CAP VALUE FUND A SHARES                             378,642.7540           18.34 %
CHARLES SCHWAB & CO INC
ATTN MUTUAL FUNDS
SPECIAL CUSTODY ACCOUNT
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

ARMADA PA TAX EXMPT MONEY MKT I SHARES                       110,052,070.9100           94.79 %
NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
3RD FLOOR  NORTH ANNEX
4100 W. 150 TH STREET
CLEVELAND OH  44135-1389

ARMADA PA MUNICIPAL BOND FUND I SHARES                         4,346,384.3610           91.73 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA BOND FUND I SHARES                                     28,155,939.0870           34.81 %
SHELDON & CO. (CASH/REINV)
C/O NATIONAL CITY BANK
ATTN: TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA BOND FUND I SHARES                                     18,260,546.8640           22.58 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA BOND FUND I SHARES                                     17,086,770.8750           21.12 %
SHELDON & CO
PO BOX 94984


ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA BOND FUND I SHARES                                     14,926,426.7440           18.45 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA GNMA FUND I SHARES                                      8,960,166.2410           60.25 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA GNMA FUND I SHARES                                      3,844,643.4640           25.85 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA GNMA FUND I SHARES                                      2,018,821.2660           13.57 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA PA TAX EXMPT MONEY MKT A SHARES                        27,293,790.8400           48.87 %
PENNSYLVANIA
NATIONAL CITY BANK OF PENNSYLVANIA
FBO PCG/RETAIL SWEEP CUSTOMERS
CASH MANAGEMENT OPERATIONS
770 W BROAD ST. LOC. 16-0347
COLUMBUS OH  43222-1419

ARMADA PA TAX EXMPT MONEY MKT A SHARES                        24,435,000.0000           43.75 %
PENNSYLVANIA
FBO CORPORATE AUTOSWEEP CUSTOMERS


C/O NATIONAL CITY BANK OF PA
300 FOURTH STREET  2-191
PITTSBURGH PA  15222-2001

ARMADA PA MUNICIPAL BOND FUND A SHARES                            14,233.9320           15.47 %
FIRST CLEARING CORPORATION
A/C 5158-1633
ELVA A LONGWELL &
437 MORTON STREET
SHARON PA  16146-2419

ARMADA PA MUNICIPAL BOND FUND A SHARES                            10,772.6930           11.71 %
FIRST CLEARING CORPORATION
A/C 1054-0958
JAMES L AIELLO AND
CRYSTEL GABRICH
141 CIRCLE DR
PITTSBURGH PA  15228-2120

ARMADA PA MUNICIPAL BOND FUND A SHARES                            10,262.7520           11.15 %
FIRST CLEARING CORPORATION
A/C 8963-5901
SARA ZIMMER
6315 WALDRON ST
PITTSBURGH PA  15217-2518

ARMADA PA MUNICIPAL BOND FUND A SHARES                             9,469.6970           10.29 %
FIRST CLEARING CORPORATION
A/C 8698-0511
JOAN A WICKERHAM
ALAN C WICKERHAM
JTTEN
462 S 7TH STREET

ARMADA PA MUNICIPAL BOND FUND A SHARES                             8,587.1490            9.33 %
FIRST CLEARING CORPORATION
A/C 7618-3716
HELGA A. SUHR
750 CHARTER DR #E-11
LONGS SC  29568-5857


ARMADA PA MUNICIPAL BOND FUND A SHARES                             7,792.0620            8.47 %
FIRST CLEARING CORPORATION
A/C 8434-2907
THIEL COLLEGE
75 COLLEGE AVENUE
GREENVILLE PA  16125-2186

ARMADA PA MUNICIPAL BOND FUND A SHARES                             7,728.2320            8.40 %
FIRST CLEARING CORPORATION
A/C 4289-0182
CAROL HOFFMAN
255 B-11 DIZENGOFF STREET
ZIP CODE 63117 ISRAEL
TEL AVIV

ARMADA PA MUNICIPAL BOND FUND A SHARES                             5,550.3920            6.03 %
NATIONAL FINANCIAL SERVICES CORP
FBO GARY S LENGEL
BIN  # TGA-100897
200 LIBERTY ST # FL
NEW YORK NY  10281-1003

ARMADA GNMA FUND A SHARES                                         97,276.2650           31.53 %
FIRST CLEARING CORPORATION
A/C 4720-7506
ROBERT S KENDALL &
LINDA R KENDALL JT TEN
2650 BUTTERNUT LN
PEPPER PIKE OH  44124-4208

ARMADA GNMA FUND A SHARES                                         17,845.2820            5.78 %
NFSC FEBO  # Z10-075400
LANA S CHADWICK TTEE
CHADWICK IRREV CHARITABLE UNI
4719 KITTIWAKE CT
NAPLES FL  34119-8864

ARMADA INTERNATIONAL EQUITY I SHARES                          18,227,357.3990           34.26 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS


PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA INTERNATIONAL EQUITY I SHARES                          17,528,166.1100           32.95 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA INTERNATIONAL EQUITY I SHARES                          11,362,011.9740           21.36 %
SHELDON & CO
C/O  NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA INTERNATIONAL EQUITY I SHARES                           2,987,646.4070            5.62 %
KEY BANK NA TTEE FBO
FOUNDATION BALANCED FUND
A/C 04 66 300
PO BOX 94871
CLEVELAND OH  44101-4871

ARMADA INTERNATIONAL EQUITY A SHARES                             169,927.9090           10.91 %
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052
JERSEY CITY NJ 07303-9998

ARMADA CORE EQUITY FUND I SHARES                              11,840,861.2120           91.38 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FUNDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TREASURY PL MONEY MKT I SHARES                        167,877,558.1900           91.35 %
NATIONAL CITY INDIANA
TRUST OPERATIONS
MONEY MARKET 5312


PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA TREASURY PL MONEY MKT I SHARES                         14,566,754.6600            7.93 %
NATIONAL CITY
MONEY MARKET UNIT/LOC 5312
4100 W 150TH ST
CLEVELAND OH  44135-1389

ARMADA MID CAP GROWTH I SHARES                                 7,362,050.4710           33.33 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA MID CAP GROWTH I SHARES                                 6,964,618.8990           31.53 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA MID CAP GROWTH I SHARES                                 5,086,573.9470           23.03 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA MID CAP GROWTH I SHARES                                 2,500,923.2290           11.32 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA MID CAP GROWTH C SHARES                                     9,360.5880           20.74 %
BURKE BROTHERS, INC. 401K
JAMES P BURKE
R.D. #1
BOX 118


WEEDVILLE PA  15868

ARMADA MID CAP GROWTH C SHARES                                     2,599.6530            5.76 %
FIRST CLEARING CORPORATION
A/C 1201-1331
PATRICIA L ARONE IRA
FCC AS CUSTODIAN
3720 TOMLINSON DR
LOGANSPORT IN  46947-4034

ARMADA US GOVERNMENT INCOME I SHARES                          11,556,765.8330           58.40 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA US GOVERNMENT INCOME I SHARES                           3,114,051.6380           15.74 %
SHELDON & CO
C/O  NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA US GOVERNMENT INCOME I SHARES                           2,446,671.4150           12.36 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA US GOVERNMENT INCOME I SHARES                           2,122,086.8170           10.72 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA US GOVERNMENT INCOME C SHARES                              27,301.7350           34.00 %
FIRST CLEARING CORPORATION
A/C 6019-2188
NORTHERN OHIO DISTRICT COUNCIL


ATTN ROBERT FOZIO
16600 SPRAGUE ROAD # 275
MIDDLEBURG OH  44130-6398

ARMADA US GOVERNMENT INCOME C SHARES                               8,085.8180           10.07 %
FIRST CLEARING CORPORATION
A/C 3555-4106
ANDREW L GLADISH (IRA R/O)
FCC AS CUSTODIAN
33681 RESERVE WAY
AVON OH  44011-3224

ARMADA US GOVERNMENT INCOME C SHARES                               7,399.2070            9.21 %
FIRST CLEARING CORPORATION
A/C 8697-5307
WILDA I WILSON
BARBARA A NAGY POA
10137 HOBART RD
APT 504

ARMADA US GOVERNMENT INCOME C SHARES                               5,409.0470            6.74 %
FIRST CLEARING CORPORATION
A/C 1074-5691
HELEN D ALEXANDER
5372 TWIN LAKE RD NE
MANCELONA MI  49659-9220

ARMADA US GOVERNMENT INCOME C SHARES                               4,343.6740            5.41 %
FIRST CLEARING CORPORATION
A/C 4585-0691
HARRY J JAHNKE
MARY LOUISE JAHNKE
2025 E LINCOLN ST APT 2324
BLOOMINGTON IL  61701-5995

ARMADA MICHIGAN MUNI BOND I SHARES                            10,609,183.6600           84.93 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777


ARMADA MICHIGAN MUNI BOND I SHARES                             1,532,015.6160           12.26 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA MICHIGAN MUNI BOND A SHARES                               251,330.3540           17.84 %
MCDONALD INVESTMENTS INC FBO
35617487
4900 TIEDEMAN ROAD
BROOKLYN OH  44144-2338

ARMADA MICHIGAN MUNI BOND B SHARES                                23,428.6320           13.22 %
FIRST CLEARING CORPORATION
A/C 4119-5327
TIMOTHY P. HIGGINS
KATHLEEN M. HIGGINS
6302 GREENWOOD CT
BELLEVILLE MI  48111-5169

ARMADA MICHIGAN MUNI BOND B SHARES                                16,303.8070            9.20 %
FIRST CLEARING CORPORATION
A/C 1474-8811
MARION E BELLONI
510 E BLOOMFIELD AVE
ROYAL OAK MI  48073-3562

ARMADA MICHIGAN MUNI BOND B SHARES                                 9,443.6040            5.33 %
FIRST CLEARING CORPORATION
A/C 8304-7634
EMILY T WHEELER TTEE
EMILY T WHEELER TRUST
1632 TAWAS BEACH ROAD
EAST TAWAS MI  48730-9330

ARMADA MICHIGAN MUNI BOND B SHARES                                 9,167.7780            5.17 %
FIRST CLEARING CORPORATION
A/C 6852-6451
MARYLEE A ROVEN &


SHERYL C ROVEN
13644 WESLEY
SOUTHGATE MI  48195-1719

ARMADA MICHIGAN MUNI BOND B SHARES                                 9,174.3120            5.17 %
FIRST CLEARING CORPORATION
A/C 8665-0100
JOHN D WHEELER TTEE
JOHN D WHEELER TRUST
1632 TAWAS BEACH ROAD
EAST TAWAS MI  48730-9330

ARMADA MICHIGAN MUNI BOND C SHARES                                17,090.7740           66.94 %
FIRST CLEARING CORPORATION
A/C 7412-6331
ALYSSA LEE TRUST
SHARI L SIMON TTEE
8885 LEHMAN ROAD
MONTAGUE MI  49437-9326

ARMADA MICHIGAN MUNI BOND C SHARES                                 3,619.9100           14.18 %
FIRST CLEARING CORPORATION
A/C 8421-6308
EUGENE H. TOWNER MARITAL TRUST
1023 AVON ROAD
ANN ARBOR MI  48104-2741

ARMADA MICHIGAN MUNI BOND C SHARES                                 2,057.9750            8.06 %
FIRST CLEARING CORPORATION
A/C 8951-4011
RAIMONDS T ZIEMELIS
RAIMONDS T ZIEMELIS
1222 E GILES
MUSKEGON MI  49445-2630

ARMADA MICHIGAN MUNI BOND C SHARES                                 1,858.8310            7.28 %
FIRST CLEARING CORPORATION
A/C 5837-0033
ROBERT L MOTT
GLORIA A MOTT TTEE
10242 SUNRISE RDG


PINCKNEY MI  48169-8125

ARMADA LARGE CAP ULTRA FUND I SHARES                           6,041,075.2330           45.44 %
SHELDON & CO. (REINV)
ATTN TRUST MUTUAL FUNDS
ACCOUNT #10023342
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP ULTRA FUND I SHARES                           3,183,518.5900           23.95 %
SHELDON & CO TTEE
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP ULTRA FUND I SHARES                           1,506,375.4050           11.33 %
NATIONAL CITY BANK
ATTN TRUST MUTUAL FUNDS
PO BOX 94984
CLEVELAND OH  44101-4984

ARMADA LARGE CAP ULTRA FUND I SHARES                           1,479,570.7140           11.13 %
SHELDON & CO
C/O NATIONAL CITY BANK
TRUST MUTUAL FDS
PO BOX 94777
CLEVELAND OH  44101-4777

ARMADA LARGE CAP ULTRA FUND I SHARES                             953,223.9040            7.17 %
SEI TRUST COMPANY
ATTN MUTUAL FUND ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA  19456

ARMADA LARGE CAP ULTRA FUND C SHARES                              10,645.7160           29.12 %
BURKE BROTHERS, INC. 401K
JAMES P BURKE
R.D. #1
BOX 118
WEEDVILLE PA  15868


ARMADA LARGE CAP ULTRA FUND C SHARES                               2,092.0500            5.72 %
FIRST CLEARING CORPORATION
A/C 1641-3374
THEODORE BOLTON (DECEDENT IRA)
GARY BOLTON (BENEFICIARY)
2032 FITZWATER
PHILADELPHIA PA  19146-1333

ARMADA EQUITY INDEX FUND C SHARES                                  9,638.4320           10.00 %
FIRST CLEARING CORPORATION
A/C 4509-9613
INDUSTRIAL POWER SYSTEMS, INC.
ATTN: ANGELA KAMINKI
410 RYDER ROAD
TOLEDO OH  43607-3106

ARMADA EQUITY INDEX FUND C SHARES                                  8,009.6130            8.31 %
FIRST CLEARING CORPORATION
A/C 5911-3463
LYMAN F NARTEN IRA R/O
FCC AS CUSTODIAN
15155 HERITAGE LN
CHAGRIN FALLS OH  44022-2674

ARMADA EQUITY INDEX FUND C SHARES                                  4,878.9570            5.06 %
FIRST CLEARING CORPORATION
A/C 7708-8569
JAMES C TAYLOR IRA R/O
WFS AS CUSTODIAN
5902 ELAINE ST
SPEEDWAY IN  46224-3031

ARMADA BALANCED ALLOCATION C SHARES                               12,995.8960           16.43 %
BURKE BROTHERS, INC. 401K
JAMES P BURKE
R.D. #1
BOX 118
WEEDVILLE PA  15868

ARMADA BALANCED ALLOCATION C SHARES                                7,411.2330            9.37 %


FIRST CLEARING CORPORATION
A/C 5205-8862
JOANN LUTES &
AIMEE L TELEGRAPHIC
4 WESLEY AVE
CHARLEROI PA  15022-9444

ARMADA BALANCED ALLOCATION C SHARES                                5,585.4160            7.06 %
FIRST CLEARING CORPORATION
A/C 5851-0084
MENTOR CHIROPRACTIC CENTER INC
DEFINED BENEFIT PENSION PLAN
753 NICKLAUS
MELBOURNE FL  32940-1793

ARMADA TAX MANAGED EQUITY C SHARES                                 8,264.4630            9.09 %
FIRST CLEARING CORPORATION
A/C 6700-2399
GAYLE PAPESH
5408 TURNEY RD
GARFIELD HTS OH  44125-3204

ARMADA TAX MANAGED EQUITY C SHARES                                 7,346.4200            8.08 %
FIRST CLEARING CORPORATION
A/C 6108-1699
KENNETH A OTTO &
MERILEE W OTTO
1710 ROOD POINT ROAD
MUSKEGON MI  49441-4849

ARMADA TAX MANAGED EQUITY C SHARES                                 5,342.8320            5.88 %
FIRST CLEARING CORPORATION
A/C 7561-2888
ROSALIA H STOJOVIC
1787 E 33RD STREET
CLEVELAND OH  44114-4517

ARMADA NAT'L TAX EXEMPT BOND C SHARES                              6,214.6390           77.43 %
FIRST CLEARING CORPORATION
A/C 2146-8768
P BRIAN COLEMAN


RR #1
PO BOX 254
FLEMINGSBURG KY  41041-0254

ARMADA NAT'L TAX EXEMPT BOND C SHARES                              1,800.2440           22.43 %
FIRST CLEARING CORPORATION
A/C 3565-5028
PATRICIA ANN GALLIHER
JT WROS
311 BELLEFONTE PRINCESS RD
ASHLAND KY  41101-7115

ARMADA MONEY MARKET FUND C SHARES                                 48,383.0900           26.71 %
BURKE BROTHERS, INC. 401K
JOHN DICK
R.D. #1
WEEDVILLE PA  15868

ARMADA MONEY MARKET FUND C SHARES                                 40,000.6700           22.09 %
FIRST CLEARING CORPORATION
A/C 2136-5224
FREDERICK E CASSIDY IRA
FCC AS CUSTODIAN
2223 CARROLL STREET
ASHLAND KY  41102-4739

ARMADA MONEY MARKET FUND C SHARES                                 17,963.1000            9.92 %
FIRST CLEARING CORPORATION
A/C 6490-8961
HOMER M OSBORNE IRA
FCC AS CUSTODIAN
5 PATRICIA ST
CHARLEROI PA  15022-9439

ARMADA MONEY MARKET FUND C SHARES                                 10,949.5700            6.05 %
STONEY HOLLOW TIRE, INC. 401(K) PLA
LARRY J TRAVIS
ATTN: EARL BUONO
PERSONAL AND CONFIDENTIAL
1ST & HANOVER STREETS, PO BOX 310
MARTINS FERRY OH  43935


ARMADA MONEY MARKET FUND C SHARES                                 10,281.7200            5.68 %
KATHERINE M MAHAN
5956 ROBERTDALE RD
BEDFORD OH  44146-2552

ARMADA MONEY MARKET FUND C SHARES                                 10,122.5000            5.59 %
J&S GRINDING COMPANY INC 401(K)
VALIERY E MATTIUZ
556 WEST MAIN STREET
KERSEY PA  15846-9604

ARMADA EQUITY GROWTH FUND C SHARES                                 5,318.3910           15.30 %
FIRST CLEARING CORPORATION
A/C 1294-3972
ROBERT HENRY BAKER JR IRA
FCC AS CUSTODIAN
530 ELWHA BLUFFS RD
PORT ANGELES WA  98363-9586

ARMADA EQUITY GROWTH FUND C SHARES                                 3,528.6920           10.15 %
INDEPENDENCE TRUST COMPANY
PO BOX 682188
FRANKLIN TN  37068-2188

ARMADA EQUITY GROWTH FUND C SHARES                                 3,029.2530            8.71 %
FIRST CLEARING CORPORATION
A/C 6142-5504
CAROLYN A PAGEL IRA
FCC AS CUSTODIAN
1421 CORDOVA AVE
LAKEWOOD OH  44107-3601

ARMADA EQUITY GROWTH FUND C SHARES                                 2,880.8100            8.29 %
THE KAYO LUMBER CO. PSP
JAMES E ELOFF
8640 TAMARACK
TEMPERANCE MI  48182-9257

ARMADA INTERMEDIATE BOND FUND C SHARES                             9,696.2010           24.70 %
FIRST CLEARING CORPORATION


A/C 4973-8143
MARIAN L LAISURE
TOD, DORYLZ LAISURE,
2112 ACACIA PARK DR APT 307
LYNDHURST OH  44124-3800

ARMADA INTERMEDIATE BOND FUND C SHARES                             9,496.6760           24.19 %
FIRST CLEARING CORPORATION
A/C 7721-3664
SAMUEL E TAYLOR
REVOCABLE TRUST
961 COLLIER CT APT 303
MARCO ISLAND FL  34145-6535

ARMADA INTERMEDIATE BOND FUND C SHARES                             7,105.6350           18.10 %
FIRST CLEARING CORPORATION
A/C 1294-3972
ROBERT HENRY BAKER JR IRA
FCC AS CUSTODIAN
530 ELWHA BLUFFS RD
PORT ANGELES WA  98363-9586

ARMADA INTERMEDIATE BOND FUND C SHARES                             2,309.5240            5.88 %
FIRST CLEARING CORPORATION
A/C 4155-4203
DIANE L HISER
5456 CARMOUSTIE CIR
DANVILLE IN  46123-7693

ARMADA INTERMEDIATE BOND FUND C SHARES                             2,266.3020            5.77 %
FIRST CLEARING CORPORATION
A/C 2134-3053
JOSEPH H CROWLEY (IRA)
FCC AS CUSTODIAN
1630 CREEDMOOR AVE
PITTSBURGH PA  15226-2440

ARMADA INTERMEDIATE BOND FUND C SHARES                             2,111.4420            5.38 %
SEI PRIVATE TRUST CO CUST FBO
CUST FOR THE ROLLOVER IRA OF
WALLACE STRICKLAND


3337 E 149TH ST
CLEVELAND OH  44120-4237

ARMADA OHIO TAX EXEMPT BOND C SHARES                               9,337.6790           10.18 %
FIRST CLEARING CORPORATION
A/C 7164-3090
ROBERT J RICE REVOCABLE TRUST
ROBERT J RICE TRUSTEE
16280 COMMONS OVAL
STRONGSVILLE OH  44136-2566

ARMADA OHIO TAX EXEMPT BOND C SHARES                               9,006.5200            9.82 %
FIRST CLEARING CORPORATION
A/C 3709-6486
ANNA M GASCOIGNE NIXON
284 SOUTH OVAL DRIVE
CHARDON OH  44024-1462

ARMADA OHIO TAX EXEMPT BOND C SHARES                               8,982.5090            9.79 %
FIRST CLEARING CORPORATION
A/C 1021-6227
DOROTHY L ACKERS
6700 CINCINNATI/ZANESVILLE RD
RUSHVILLE OH  43150-9641

ARMADA OHIO TAX EXEMPT BOND C SHARES                               7,806.4100            8.51 %
FIRST CLEARING CORPORATION
A/C 5168-1198
JAMES LEVIN AND
JILL LEVIN
3099 VINE COURT
CLEVELAND OH  44113-2948

ARMADA OHIO TAX EXEMPT BOND C SHARES                               7,409.2140            8.08 %
FIRST CLEARING CORPORATION
A/C 3330-1164
HARRY FRONISTA
8969 ADAMS RD
HUBER HEIGHTS OH  45424-4037

ARMADA OHIO TAX EXEMPT BOND C SHARES                               7,409.2140            8.08 %


FIRST CLEARING CORPORATION
A/C 3384-6316
SYLVIA A. FRONISTA
8969 ADAMS RD
HUBER HEIGHTS OH  45424-4037

ARMADA OHIO TAX EXEMPT BOND C SHARES                               6,244.4250            6.81 %
FIRST CLEARING CORPORATION
A/C 3266-5160
PEARLIE J FOSTER &
JAMES H FOSTER
10730 ENGLEWOOD AVE
CLEVELAND OH  44108-2720

ARMADA OHIO TAX EXEMPT BOND C SHARES                               4,668.8440            5.09 %
FIRST CLEARING CORPORATION
A/C 7060-5213
LAWRENCE A RICE REV TRUST
LAWRENCE A RICE TRUSTEE
480 PARKLAWN
ROCKY RIVER OH  44116-1151

ARMADA OHIO TAX EXEMPT BOND C SHARES                               4,668.8440            5.09 %
FIRST CLEARING CORPORATION
A/C 7061-8184
THOMAS R RICE REVOCABLE TRUST
THOMAS R RICE TRUSTEE
31409 ST. ANDREWS
WESTLAKE OH  44145-5056

ARMADA LIMITED MATURITY BOND C SHARES                             11,568.0040           13.09 %
FIRST CLEARING CORPORATION
A/C 3826-7877
ALI GHARIB FAMILY TRUST
HOMA GHARIB TTEE
10516 MITCHELLS WILL ROAD
CHARDON OH  44024-8615

ARMADA LIMITED MATURITY BOND C SHARES                             10,069.8440           11.39 %
FIRST CLEARING CORPORATION
A/C 4083-8539


ROSEMARY E HARRISON (IRA R/O)
FCC AS CUSTODIAN
47 CLEVELAND STREET
CHAGRIN FALLS OH  44022-2927

ARMADA LIMITED MATURITY BOND C SHARES                              6,513.3020            7.37 %
FIRST CLEARING CORPORATION
A/C 1744-7345
SYMA BREJT (IRA)
FCC AS CUSTODIAN
3625 SHANNON RD
CLEVELAND HTS OH  44118-1928

ARMADA LIMITED MATURITY BOND C SHARES                              5,061.0250            5.73 %
FIRST CLEARING CORPORATION
A/C 4870-6402
KRIEG BROTHERS CATH SUPPLY INC
119 S MERIDIAN ST
INDIANAPOLIS IN  46225-1016

ARMADA LIMITED MATURITY BOND C SHARES                              4,737.7640            5.36 %
FIRST CLEARING CORPORATION
A/C 2134-3053
JOSEPH H CROWLEY (IRA)
FCC AS CUSTODIAN
1630 CREEDMOOR AVE
PITTSBURGH PA  15226-2440

ARMADA GNMA FUND B SHARES                                          4,114.7600            7.68 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO TWILA DOLBY DUNLAP
2504 CHERRYTREE RD
OIL CITY PA 16301-4902

ARMADA GNMA FUND B SHARES                                          3,976.7150            7.42 %
FIRST CLEARING CORPORATION
A/C 2956-7340
ROBERT K ERICKSON IRA
FCC AS CUSTODIAN
RR 3 BOX 157


BLOOMINGTON IL  61704-9591

ARMADA GNMA FUND B SHARES                                          3,499.3370            6.53 %
FIRST CLEARING CORPORATION
A/C 8350-2842
WILLIAM P THOMAS IRA
FCC AS CUSTODIAN
7900 PRESTON HILLS CT
MENTOR OH  44060-7466

ARMADA GNMA FUND B SHARES                                          3,475.7100            6.49 %
FIRST CLEARING CORPORATION
A/C 7379-2795
EVELYN J SCHLEGEL
14508 ALGER ROAD
CLEVELAND OH  44111-1308

ARMADA GNMA FUND B SHARES                                          2,776.2980            5.18 %
FIRST CLEARING CORPORATION
A/C 1242-1144
DALLAS AUVIL JR AND
GLENNADINE AUVIL JTWROS
12044 HUNTOON ROAD
PAINESVILLE OH  44077-9727

ARMADA GNMA FUND B SHARES                                          2,693.5370            5.03 %
SHORE WEST CONSTRUCTION 401(K) PLAN
KENNETH M SOKOL
4055 BREWSTER DR
WESTLAKE OH  44145-5302

ARMADA LIMITED MATURITY BOND B SHARES                              8,617.0000            7.24 %
FIRST CLEARING CORPORATION
A/C 1685-8815
FREMOND BOYD (IRA)
FCC AS CUSTODIAN
3567 GROSVENOR RD
CLEVELAND OH  44118-2628

ARMADA LIMITED MATURITY BOND B SHARES                              8,429.6270            7.09 %
FIRST CLEARING CORPORATION


A/C 4940-5425
EUGENE R KUS
13945 COUNTY LINE ROAD
CHAGRIN FALLS OH  44022-4015

ARMADA LIMITED MATURITY BOND B SHARES                              6,030.6080            5.07 %
FIRST CLEARING CORPORATION
A/C 2090-6267
CHARLES L CARR (IRA)
FCC AS CUSTODIAN
9414 EASTON AVE
CLEVELAND OH  44104-5418

ARMADA TOTAL RETURN ADVANTAGE B SHARES                             5,254.1190           18.89 %
FIRST CLEARING CORPORATION
A/C 4025-9578
DONALD P HAMILTON SR IRA
FCC AS CUSTODIAN
164 SOUTH DETROIT AVE
TOLEDO OH  43609-2017

ARMADA TOTAL RETURN ADVANTAGE B SHARES                             4,165.6140           14.97 %
FIRST CLEARING CORPORATION
A/C 2867-1582
HENRY R & ANNA BELLE
DOWDY TTEE HENRY R & ANNA
6100 LAKE BONITA RD
CATLETTSBURG KY  41129-9704

ARMADA TOTAL RETURN ADVANTAGE B SHARES                             3,776.9130           13.58 %
FIRST CLEARING CORPORATION
A/C 7738-9249
HOWARD C SERGOTT (IRA R/O)
FCC AS CUSTODIAN
4698 WOLFF DR
BRUNSWICK OH  44212-2549

ARMADA TOTAL RETURN ADVANTAGE B SHARES                             3,002.9390           10.80 %
FIRST CLEARING CORPORATION
A/C 1212-4397
YORK ASH


2772 S. MICHAEL
TRAVERSE CITY MI  49686-4921

ARMADA TOTAL RETURN ADVANTAGE B SHARES                             2,624.3950            9.43 %
FIRST CLEARING CORPORATION
A/C 3816-3066
CLAUDE HALL IRA
FCC AS CUSTODIAN
416 SKYLARK DR
WINCHESTER KY  40391-2902

ARMADA TOTAL RETURN ADVANTAGE B SHARES                             2,023.9150            7.28 %
RAYMOND JAMES & ASSOC INC CSDN
ALFRED E COREY JR IRA
1031 EDEN ISLE DR N E
SAINT PETERSBURG FL  33704-1705

ARMADA TOTAL RETURN ADVANTAGE B SHARES                             1,745.0520            6.27 %
FIRST CLEARING CORPORATION
A/C 4103-5222
ROBERT E HARTWIG
JEANETTE L HARTWIG
1507 CITY ROAD 5
KITTS HILL OH  45645

ARMADA TOTAL RETURN ADVANTAGE B SHARES                             1,465.0980            5.27 %
FIRST CLEARING CORPORATION
A/C 5730-3497
TRONIKA S MCFARLAND
3365 ARTHINGTON BLVD
1 W SYCAMORE
INDIANAPOLIS IN  46218-2332

ARMADA LARGE CAP VALUE FUND C SHARES                               2,951.7750           13.72 %
FIRST CLEARING CORPORATION
A/C 5723-7156
ANTHONY R MOHORCIC DECEDENT
IRA ROLLOVER
FCC AS CUSTODIAN DTD 3/17/97
8595 PARK RIDGE LN


ARMADA LARGE CAP VALUE FUND C SHARES                               2,067.4800            9.61 %
FIRST CLEARING CORPORATION
A/C 7081-0852
RIDGWAY COMMUNITY NURSES SRVCS
ATTN:LORI MACDONALD
94 HOSPITAL STREET
3RD FLOOR

ARMADA LARGE CAP VALUE FUND C SHARES                               1,595.2240            7.41 %
FIRST CLEARING CORPORATION
A/C 6285-7564
NORTH RIVER DEVELOPMENT CORP.
725 LAGRANGE ST.
TOLEDO OH  43604-1673

ARMADA LARGE CAP VALUE FUND C SHARES                               1,227.1250            5.70 %
FIRST CLEARING CORPORATION
A/C 8742-7666
ROBERT W WARLAND
BEVERLY B WARLAND
1403 14TH AVE
FORT DODGE IA  50501-7625

ARMADA LARGE CAP VALUE FUND C SHARES                               1,203.4940            5.59 %
SEI PRIVATE TRUST CO CUST FBO
CUST FOR THE ROLLOVER IRA OF
WALLACE STRICKLAND
3337 E 149TH ST
CLEVELAND OH  44120-4237

ARMADA LARGE CAP VALUE FUND C SHARES                               1,131.8780            5.26 %
FIRST CLEARING CORPORATION
A/C 2135-3210
HAROLD E CRUMLEY IRA R/O
FCC AS CUSTODIAN
22089 SPRING CREEK RD
EAST PEORIA IL  61611-1391

ARMADA LARGE CAP VALUE FUND C SHARES                               1,078.1860            5.01 %
FIRST CLEARING CORPORATION
A/C 3262-4363


ROSELLA M FISHER (IRA)
FCC AS CUSTODIAN
4874 S WASHINGTON
NORTH EAST PA  16428-5014

ARMADA TOTAL RETURN ADVANTAGE C SHARES                             1,038.7680           27.83 %
FIRST CLEARING CORPORATION
A/C 3778-0803
VIRGINIA M GILLESPIE
7037 PROSPECT DUBLIN RD
PROSPECT OH  43342-9553

ARMADA TOTAL RETURN ADVANTAGE C SHARES                               436.7050           11.70 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF
ROBERT R FELTES
8853 MICHAELS LN
BROADVIEW HTS OH  44147-1774

ARMADA TOTAL RETURN ADVANTAGE C SHARES                               269.8480            7.23 %
SEI PRIVATE TRUST COMPANY CUST
ROTH CONTRIBUTION IRA
PHYLLIS A LARSON
857 E LYONS AVE APT 6
SPOKANE WA 99208-6617

ARMADA TOTAL RETURN ADVANTAGE C SHARES                               253.8020            6.80 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF
JAMES E FORD
13129 WHITNEY RD
STRONGSVILLE OH  44136-1943

ARMADA TOTAL RETURN ADVANTAGE C SHARES                               214.6270            5.75 %
STONEY HOLLOW TIRE, INC. 401(K) PLA
KEITH W SANDERS
ATTN: EARL BUONO
PERSONAL AND CONFIDENTIAL
1ST & HANOVER STREETS, PO BOX 310
MARTINS FERRY OH  43935


ARMADA PA MUNICIPAL BOND FUND C SHARES                             9,787.3060           22.17 %
FIRST CLEARING CORPORATION
A/C 8681-9932
LEROY A WHEELER
JUNE L JONES
23164 N TOWNLINE
CONNEAUTVILLE PA  16406-5548

ARMADA PA MUNICIPAL BOND FUND C SHARES                             7,541.2530           17.08 %
FIRST CLEARING CORPORATION
A/C 1267-6671
MARTHA BAIRD
10 STONEY BROOK BLVD
GREENVILLE PA  16125-7804

ARMADA PA MUNICIPAL BOND FUND C SHARES                             7,274.4910           16.48 %
FIRST CLEARING CORPORATION
A/C 7799-8929
HENRI SCHMID
HARRIET ANN SCHMID
JTTEN
440 COLLIER ROAD

ARMADA PA MUNICIPAL BOND FUND C SHARES                             5,146.3560           11.66 %
FIRST CLEARING CORPORATION
A/C 6713-4142
MILDRED P PHILLIPS
2625 ASBURY RD
ERIE PA  16506-1441

ARMADA PA MUNICIPAL BOND FUND C SHARES                             4,424.9070           10.02 %
FIRST CLEARING CORPORATION
A/C 3393-3402
CATHERINE M FRANTZ
2617 ASBURY RD
ERIE PA  16506-1441

ARMADA PA MUNICIPAL BOND FUND C SHARES                             3,250.5550            7.36 %
FIRST CLEARING CORPORATION
A/C 5368-1735
SHERRY M LOVAGLIO


DONALD A LOVAGLIO
JTTEN
LYNNWOOD ESTATES

ARMADA PA MUNICIPAL BOND FUND C SHARES                             2,929.0860            6.64 %
FIRST CLEARING CORPORATION
A/C 4324-1382
CARRIE D HUFFMAN
1290 BOYCE RD APT C312
PITTSBURGH PA  15241-3992

ARMADA PA MUNICIPAL BOND FUND C SHARES                             2,422.9670            5.49 %
FIRST CLEARING CORPORATION
A/C 2925-3576
ISABEL W DUNN
DUANE R DUNN JT TEN
215 OLIN AVENUE
GIRARD PA  16417-1529

ARMADA BOND FUND C SHARES                                          3,921.2910           25.85 %
FIRST CLEARING CORPORATION
A/C 7081-0852
RIDGWAY COMMUNITY NURSES SRVCS
ATTN:LORI MACDONALD
94 HOSPITAL STREET
3RD FLOOR

ARMADA BOND FUND C SHARES                                          2,405.1990           15.85 %
FIRST CLEARING CORPORATION
A/C 2134-3053
JOSEPH H CROWLEY (IRA)
FCC AS CUSTODIAN
1630 CREEDMOOR AVE
PITTSBURGH PA  15226-2440

ARMADA BOND FUND C SHARES                                          1,800.9250           11.87 %
CARL L CULP &
MARIE CULP JT/WROS
ACCT#2
2074 HOBSON DR
FORD CITY PA  16226-1406


ARMADA BOND FUND C SHARES                                          1,080.7450            7.12 %
FIRST CLEARING CORPORATION
A/C 1682-6933
PETER P BOVA SEP IRA
FCC AS CUSTODIAN
134 WINTERWOOD DR
BUTLER PA  16001-7334

ARMADA BOND FUND C SHARES                                          1,072.3280            7.07 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO MARLENE A MESA
7456 BARTHOLOMEW DR
MIDDLEBRG HTS OH  44130-6768

ARMADA BOND FUND C SHARES                                            916.8740            6.04 %
FIRST CLEARING CORPORATION
A/C 6099-1850
ROBERT H MULLENS (IRA)
FCC AS CUSTODIAN
1256 ROHR RD
LOCKBOURNE OH  43137-9251

ARMADA BOND FUND C SHARES                                            875.7910            5.77 %
FIRST CLEARING CORPORATION
A/C 7743-2155
LYDIA M STALLING IRA
FCC AS CUSTODIAN
311 SOUTHWOOD AVE
COLUMBUS OH  43207-1269

ARMADA BOND FUND C SHARES                                            849.3680            5.60 %
FIRST CLEARING CORPORATION
A/C 8642-6779
LEOLA WILSON IRA
FCC AS CUSTODIAN
7 MARIO DR
TROTWOOD OH  45426-2914

ARMADA GNMA FUND C SHARES                                         11,175.6780            6.50 %


FIRST CLEARING CORPORATION
A/C 3826-7877
ALI GHARIB FAMILY TRUST
HOMA GHARIB TTEE
10516 MITCHELLS WILL ROAD
CHARDON OH  44024-8615

ARMADA GNMA FUND C SHARES                                          9,916.0310            5.77 %
FIRST CLEARING CORPORATION
A/C 6324-9932
ROBERT F NEUWAR IRA
FCC AS CUSTODIAN
381 STERLING CIR
BEREA OH  44017-2322

ARMADA GNMA FUND C SHARES                                          9,817.7480            5.71 %
FIRST CLEARING CORPORATION
A/C 4083-8539
ROSEMARY E HARRISON (IRA R/O)
FCC AS CUSTODIAN
47 CLEVELAND STREET
CHAGRIN FALLS OH  44022-2927

ARMADA INTERNATIONAL EQUITY C SHARES                               6,177.0170           10.34 %
FIRST CLEARING CORPORATION
A/C 8992-4993
JEFFREY ZORNOW IRA
FCC AS CUSTODIAN
1884 STONE HOLLOW DR
BOUNTIFUL UT  84010-1057

ARMADA INTERNATIONAL EQUITY C SHARES                               4,362.0500            7.30 %
FIRST CLEARING CORPORATION
A/C 5168-1198
JAMES LEVIN AND
JILL LEVIN
3099 VINE COURT
CLEVELAND OH  44113-2948

ARMADA INTERNATIONAL EQUITY C SHARES                               3,109.6890            5.21 %
FIRST CLEARING CORPORATION


A/C 7812-7731
RALPH E STEWART IRA
FCC AS CUSTODIAN
3037 BONNIE BRAE
FLOSSMOOR IL  60422-2027

ARMADA SMALL CAP GROWTH FUND C SHARES                              6,162.7170           11.32 %
FIRST CLEARING CORPORATION
A/C 8992-4993
JEFFREY ZORNOW IRA
FCC AS CUSTODIAN
1884 STONE HOLLOW DR
BOUNTIFUL UT  84010-1057

ARMADA SMALL CAP GROWTH FUND C SHARES                              4,573.1710            8.40 %
FIRST CLEARING CORPORATION
A/C 8635-9569
JANE B WESSEL IRA
FCC AS CUSTODIAN
21280 AVALON DR
ROCKY RIVER OH  44116-1122

ARMADA SMALL CAP GROWTH FUND C SHARES                              3,791.4690            6.97 %
FIRST CLEARING CORPORATION
A/C 4365-5907
HUBER HEIGHTS MEDICAL CENTER
6096 BRANDT PARKWAY
HUBER HEIGHTS OH  45424-4015

ARMADA EQUITY INDEX FUND B SHARES                                  9,408.4720            5.85 %
FIRST CLEARING CORPORATION
A/C 8701-4421
WOODRUFF FAMILY SERVICES FNDTN
2820 WASHINGTON ROAD
MC MURRAY PA  15317-3267

ARMADA AGGRESSIVE ALLOCATION FUND A SH                           253,897.8000           84.38 %
NATIONAL CITY CORPORATION
ATTN CORP TREASURY
1900 EAST NINTH STREET
LOC 01-2101


CLEVELAND OH  44114-3484

ARMADA AGGRESSIVE ALLOCATION FUND B SH                             2,144.6490           14.14 %
FIRST CLEARING CORPORATION
A/C 1923-4997
NANCY BUNKER
3130 CHESTNUT RD
VENICE FL  34293-3014

ARMADA AGGRESSIVE ALLOCATION FUND B SH                             1,459.8520            9.62 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF
JOHN W GRZECKA
1139 W 29TH ST
ERIE PA 16508-1535

ARMADA AGGRESSIVE ALLOCATION FUND B SH                             1,109.8200            7.32 %
FIRST CLEARING CORPORATION
A/C 3316-0318
ROBERT E FOURNIER IRA
FCC AS CUSTODIAN
27268 BUNERT RD
WARREN MI  48088-4842

ARMADA AGGRESSIVE ALLOCATION FUND B SH                             1,071.1840            7.06 %
FIRST CLEARING CORPORATION
A/C 7557-6931
MICHAEL A SHANNO
7447 NEFF ROAD
MEDINA OH  44256-9427

ARMADA AGGRESSIVE ALLOCATION FUND B SH                             1,067.2360            7.04 %
FIRST CLEARING CORPORATION
A/C 1595-9571
HOWARD BLECHER AND
HOWARD BLECHER AND
133 WOOD STREET
FLUSHING OH  43977-9727

ARMADA AGGRESSIVE ALLOCATION FUND B SH                               840.8840            5.54 %
FIRST CLEARING CORPORATION


A/C 7100-1466
PAULINE ROZZISI TTEE
PAULINE ROZZISI TRUST
38544 SYCAMORE MEADOW
CLINTON TWP MI  48036-3813

ARMADA AGGRESSIVE ALLOCATION FUND C SH                             3,194.9220           12.87 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF
STEVE SCOTT
5969 GRACE AVE
LUDINGTON MI 49431-9683

ARMADA AGGRESSIVE ALLOCATION FUND C SH                             1,673.8200            6.74 %
FIRST CLEARING CORPORATION
A/C 7356-4030
ROBERTA M STEWART (IRA)
FCC AS CUSTODIAN
211 E DEWEY RD
SCOTTVILLE MI  49454-9679

ARMADA AGGRESSIVE ALLOCATION FUND C SH                             1,628.4350            6.56 %
FIRST CLEARING CORPORATION
A/C 7658-4923
JANE E SIBLEY IRA
FCC AS CUSTODIAN
4153 SAWGRASS TRL
MUSKEGON MI  49442-6806

ARMADA AGGRESSIVE ALLOCATION FUND C SH                             1,587.3020            6.40 %
FIRST CLEARING CORPORATION
A/C 5565-8612
ROBERT G MEAGHER IRA R/O
FCC AS CUSTODIAN
2534 BIG SKY CT
ANN ARBOR MI  48108-9323

ARMADA AGGRESSIVE ALLOCATION FUND C SH                             1,440.7680            5.80 %
FIRST CLEARING CORPORATION
A/C 4847-2450
GREGORY KNIAT (IRA)


FCC AS CUSTODIAN
1945 ELWOOD
MUSKEGON MI  49442-5829

ARMADA AGGRESSIVE ALLOCATION FUND I SH                           254,418.7940           80.95 %
NATCITY INVESTMENTS
ATTN PAUL FABRIZI
LOC #3070
1965 E 6TH ST
CLEVELAND OH  44114-2226

ARMADA AGGRESSIVE ALLOCATION FUND I SH                            58,871.1670           18.73 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA CONSERVATIVE ALLOC FUND A SH                              257,957.8920           92.69 %
NATIONAL CITY CORPORATION
ATTN CORP TREASURY
1900 EAST NINTH STREET
LOC 01-2101
CLEVELAND OH  44114-3484

ARMADA CONSERVATIVE ALLOC FUND B SH                                3,097.2580           16.85 %
FIRST CLEARING CORPORATION
A/C 1135-5168
C MAX ANDERSON AND PATRICIA S
ANDERSON REV TR C MAX AND
9105 E 17TH ST
INDIANAPOLIS IN  46229-2018

ARMADA CONSERVATIVE ALLOC FUND B SH                                2,573.7910           14.01 %
FIRST CLEARING CORPORATION
A/C 7859-4513
WILLIAM C SMITH IRA
FCC AS CUSTODIAN
6150 W 100 S
NEW PALESTINE IN  46163-9799

ARMADA CONSERVATIVE ALLOC FUND B SH                                2,516.7920           13.70 %


FIRST CLEARING CORPORATION
A/C 8376-7210
A J TONEY JR (IRA)
FCC AS CUSTODIAN
7805 GRAYDON HEIGHTS
CATLETTSBURG KY  41129-9121

ARMADA CONSERVATIVE ALLOC FUND B SH                                1,942.9730           10.57 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO RAYMOND L MODEN
9840 COUNTY ROAD 17-3
WAUSEON OH  43567-9746

ARMADA CONSERVATIVE ALLOC FUND B SH                                1,904.6240           10.36 %
FIRST CLEARING CORPORATION
A/C 6880-0513
CRAIG A RUNESTAD IRA R/O
FCC AS CUSTODIAN
3527 FREMONT ST
ROCKFORD IL  61103-2006

ARMADA CONSERVATIVE ALLOC FUND B SH                                1,563.0940            8.51 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO CINDY S HUGHES
228 S BEECH ST
BRYAN OH  43506-1655

ARMADA CONSERVATIVE ALLOC FUND B SH                                1,466.5300            7.98 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO GEORGE L MILLER JR
1512 QUINIF DR
WALLED LAKE MI  48390-2564

ARMADA CONSERVATIVE ALLOC FUND B SH                                  933.2720            5.08 %
FIRST CLEARING CORPORATION
A/C 7798-6050
PATRICIA N THOMPSON IRA
FCC AS CUSTODIAN


5929 GALLIA ST
PORTSMOUTH OH  45662-5606

ARMADA CONSERVATIVE ALLOC FUND C SH                               11,841.1700           15.62 %
FIRST CLEARING CORPORATION
A/C 3826-7877
ALI GHARIB FAMILY TRUST
HOMA GHARIB TTEE
10516 MITCHELLS WILL ROAD
CHARDON OH  44024-8615

ARMADA CONSERVATIVE ALLOC FUND C SH                                4,657.6240            6.14 %
FIRST CLEARING CORPORATION
A/C 2867-1116
HENRY R DOWDY IRA R/O
FCC AS CUSTODIAN
6100 LAKE BONITA RD
CATLETTSBURG KY  41129-9704

ARMADA CONSERVATIVE ALLOC FUND C SH                                4,579.9000            6.04 %
FIRST CLEARING CORPORATION
A/C 5339-2739
EMMAREE K MARTIN
207 WINDSOR CT APT 30B
MARYSVILLE OH  43040-1564

ARMADA CONSERVATIVE ALLOC FUND I SH                              258,706.0550           90.79 %
NATCITY INVESTMENTS
ATTN PAUL FABRIZI
LOC #3070
1965 E 6TH ST
CLEVELAND OH  44114-2226

ARMADA CONSERVATIVE ALLOC FUND I SH                               26,236.1250            9.21 %
SHELDON & CO
PO BOX 94984
ATTN: TRUST MUTUAL FUNDS
CLEVELAND OH  44101-4984

ARMADA AGGRESSIVE ALLOCATION FUND H SH                            21,978.0220           55.17 %
FIRST CLEARING CORPORATION


A/C 1937-4859
SANDRA L BUTTS IRA
FCC AS CUSTODIAN
RR 5 BOX 555
SPENCER IN  47460-9474

ARMADA AGGRESSIVE ALLOCATION FUND H SH                             9,503.6960           23.86 %
FIRST CLEARING CORPORATION
A/C 4045-2675
PHILLIP L HARGIS (IRA)
FCC AS CUSTODIAN
11145 FALL DR
INDIANAPOLIS IN  46229-1971

ARMADA AGGRESSIVE ALLOCATION FUND H SH                             3,672.6130            9.22 %
FIRST CLEARING CORPORATION
A/C 5575-4895
ALLEN MCCLENDON (IRA)
FCC AS CUSTODIAN
11038 LEO DR
INDIANAPOLIS IN  46235-4900

ARMADA BALANCED ALLOCATION FD H SHARES                            10,674.5710           29.16 %
FIRST CLEARING CORPORATION
A/C 2020-4262
WALLACE N CHASE (IRA)
FCC AS CUSTODIAN
6401 PLEASANT WOOD LN
INDIANAPOLIS IN  46236-9735

ARMADA BALANCED ALLOCATION FD H SHARES                             2,855.5370            7.80 %
FIRST CLEARING CORPORATION
A/C 3745-4725
KAREN L GOINS-RYAN (IRA)
FCC AS CUSTODIAN
4463 W SMOKEY ROW RD
GREENWOOD IN  46143-8663

ARMADA BALANCED ALLOCATION FD H SHARES                             2,759.7400            7.54 %
FIRST CLEARING CORPORATION
A/C 1685-9554


JANICE K BOWEN
JAMES BOWEN
7663 S 12TH STREET
PORTAGE MI  49024-3892

ARMADA BALANCED ALLOCATION FD H SHARES                             2,735.2300            7.47 %
FIRST CLEARING CORPORATION
A/C 3607-2844
MARLENE F GERLACH AND
JOHN P GERLACH
1318 GREENHILLS RD
GREENFIELD IN  46140-1119

ARMADA BALANCED ALLOCATION FD H SHARES                             2,680.0360            7.32 %
FIRST CLEARING CORPORATION
A/C 5072-3327
MARY ANN LEWIS
PO BOX 927
GREENFIELD IN  46140-0927

ARMADA BALANCED ALLOCATION FD H SHARES                             2,164.5020            5.91 %
FIRST CLEARING CORPORATION
A/C 5648-2901
VIRGINIA MCCLELLAND AND
9375 RAWLES
INDIANAPOLIS IN  46229-3020

ARMADA BOND FUND H SHARES                                            446.5190           96.19 %
FIRST CLEARING CORPORATION
A/C 5585-1155
LINDA L MELLOTT (IRA)
FCC AS CUSTODIAN
351 WOODVIEW DR
JEFFERSONVLLE OH  43128-1113

ARMADA CONSERVATIVE ALLOCATION FD H SH                             6,123.7100           21.01 %
FIRST CLEARING CORPORATION
A/C 6962-1915
PAUL RAIGNER (IRA)
FCC AS CUSTODIAN
580 N 300 W


GREENFIELD IN  46140-8424

ARMADA CONSERVATIVE ALLOCATION FD H SH                             2,591.5770            8.89 %
FIRST CLEARING CORPORATION
A/C 1665-2502
RUTH E BORNS
180 LOVE AVE APT D
180 LOVE AVE APT D
GREENWOOD IN  46142-2148

ARMADA CONSERVATIVE ALLOCATION FD H SH                             2,559.7790            8.78 %
FIRST CLEARING CORPORATION
A/C 8400-0982
BERT M TURNER IRA
FCC AS CUSTODIAN
2919 S FLEMING ST
INDIANAPOLIS IN  46241-5935

ARMADA CONSERVATIVE ALLOCATION FD H SH                             2,544.2830            8.73 %
FIRST CLEARING CORPORATION
A/C 2617-3894
ADOLPHUS W DALTON IRA
FCC AS CUSTODIAN
7101 BEAMER STATION RD
POLAND IN  47868-7165

ARMADA CONSERVATIVE ALLOCATION FD H SH                             2,240.7870            7.69 %
FIRST CLEARING CORPORATION
A/C 1501-8444
GEORGE BERLIER
1205 N GLADSTONE
INDIANAPOLIS IN  46201-2363

ARMADA CONSERVATIVE ALLOCATION FD H SH                             2,066.8420            7.09 %
FIRST CLEARING CORPORATION
A/C 3783-4126
MARJORIE L GOODRID
400 S DUBUQUE ST #1413
IOWA CITY IA  52240-4130

ARMADA CONSERVATIVE ALLOCATION FD H SH                             1,631.6610            5.60 %


FIRST CLEARING CORPORATION
A/C 7221-6506
SANDRA M REID AND
ROBERT M REID
JTWROS
4311 CROSSWINDS DR

ARMADA CONSERVATIVE ALLOCATION FD H SH                             1,520.3830            5.22 %
FIRST CLEARING CORPORATION
A/C 3005-8945
ERWIN H EGGEMAN &
LAURA EGGEMAN
6375 E 200 S
GREENFIELD IN  46140-8218

ARMADA CORE EQUITY FUND H SHARES                                     629.0960           97.45 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE ROLLOVER IRA OF
JOCELYN MULDER
17402 MILBURN AVE
CLEVELAND OH 44135-1957

ARMADA EQUITY GROWTH FUND H SHARES                                   376.1280           28.03 %
FIRST CLEARING CORPORATION
A/C 8317-4412
CLAYTON E THOMAS (IRA)
FCC AS CUSTODIAN
809 DUNBAR DR
CUMBERLAND IN  46229-3227

ARMADA EQUITY GROWTH FUND H SHARES                                   306.3950           22.83 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO MAUREEN HUZINEC
4118 MAXWELL AVE
ERIE PA 16504-2534

ARMADA EQUITY GROWTH FUND H SHARES                                   243.5460           18.15 %
SEI PRIVATE TRUST COMPANY CUST
ROTH CONTRIBUTION IRA
PENNIE C KLOTT


971 HILLRIDGE RD
REYNOLDSBURG OH  43068-1803

ARMADA EQUITY GROWTH FUND H SHARES                                   243.5460           18.15 %
SEI PRIVATE TRUST COMPANY CUST
ROTH CONTRIBUTION IRA
TED A KLOTT
971 HILLRIDGE RD
REYNOLDSBURG OH  43068-1803

ARMADA EQUITY GROWTH FUND H SHARES                                   116.0410            8.65 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO HAL J WILLIAMS
PO BOX 381
TENINO WA 98589-0381

ARMADA EQUITY INDEX FUND H SHARES                                  2,007.5710           32.18 %
FIRST CLEARING CORPORATION
A/C 2043-6666
RICHARD T CAMPBELL TTEE
7509 W 163RD STREET
TINLEY PARK IL  60477-1548

ARMADA EQUITY INDEX FUND H SHARES                                  1,987.6830           31.87 %
FIRST CLEARING CORPORATION
A/C 6076-6995
JACK OLIVER AMA
1121 DAYTON
KALAMAZOO MI  49048-2137

ARMADA EQUITY INDEX FUND H SHARES                                    833.9460           13.37 %
FIRST CLEARING CORPORATION
A/C 6641-5784
DOROTHY J PIPE (IRA)
FCC AS CUSTODIAN
8216 W VILLA LINDO
PEORIA AZ  85383-1010

ARMADA EQUITY INDEX FUND H SHARES                                    523.1410            8.39 %
FIRST CLEARING CORPORATION


A/C 3047-6412
WENDY L ELWELL
3722 SPOKANE AVE
CLEVELAND OH  44109-3830

ARMADA EQUITY INDEX FUND H SHARES                                    521.5030            8.36 %
FIRST CLEARING CORPORATION
A/C 2688-5128
MCMILLIAN DAVIS
1801 E 12TH ST
CLEVELAND OH  44114-3500

ARMADA GNMA FUND H SHARES                                            957.8540           65.83 %
FIRST CLEARING CORPORATION
A/C 1207-3467
SYLVIA ARTHURS (IRA)
FCC AS CUSTODIAN
4757 LEDGEWOOD DRIVE UNIT 3B
MEDINA OH  44256-9040

ARMADA GNMA FUND H SHARES                                            480.3070           33.01 %
FIRST CLEARING CORPORATION
A/C 6506-0275
BETTY L PURCIFUL IRA R/O
FCC AS CUSTODIAN
4798 NO NAME RD
ANDERSON IN  46017-9731

ARMADA INTERMEDIATE BOND FD H SHARES                               2,868.0690           76.57 %
FIRST CLEARING CORPORATION
A/C 4836-3605
JOANNE F KOBA &
BETTY SCHROEDER
5603 STORYBOOK LN
PLAM FIELD IL  60544-6674

ARMADA INTERMEDIATE BOND FD H SHARES                                 861.0940           22.99 %
FIRST CLEARING CORPORATION
A/C 1446-0481
JOAN M BECKER (IRA)
FCC AS CUSTODIAN


1169 102ND AVE
PLAINWELL MI  49080-9730

ARMADA INTERNATIONAL EQUITY H SHARES                                 417.4420           70.05 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO MAUREEN HUZINEC
4118 MAXWELL AVE
ERIE PA  16504-2534

ARMADA INTERNATIONAL EQUITY H SHARES                                 159.0670           26.69 %
SEI PRIVATE TRUST CO CUST FBO
ROTH CONTRIBUTION IRA
FBO KAREN SUE FINLEY
711 HARRISON SE
ANDERSON IN  46012-3754

ARMADA LARGE CAP ULTRA FUND H SHARES                                 980.6200           84.82 %
FIRST CLEARING CORPORATION
A/C 5585-1155
LINDA L MELLOTT (IRA)
FCC AS CUSTODIAN
351 WOODVIEW DR
JEFFERSONVLLE OH  43128-1113

ARMADA LARGE CAP ULTRA FUND H SHARES                                 157.7290           13.64 %
SEI PRIVATE TRUST CO CUST FBO
ROTH CONTRIBUTION IRA
FBO KAREN SUE FINLEY
711 HARRISON SE
ANDERSON IN  46012-3754

ARMADA LARGE CAP VALUE FUND H SHARES                                 493.1020           45.17 %
FIRST CLEARING CORPORATION
A/C 8317-4412
CLAYTON E THOMAS (IRA)
FCC AS CUSTODIAN
809 DUNBAR DR
CUMBERLAND IN  46229-3227

ARMADA LARGE CAP VALUE FUND H SHARES                                 379.8810           34.80 %


SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO MAUREEN HUZINEC
4118 MAXWELL AVE
ERIE PA  16504-2534

ARMADA LARGE CAP VALUE FUND H SHARES                                 146.7700           13.44 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO HAL J WILLIAMS
PO BOX 381
TENINO WA  98589-0381

ARMADA LARGE CAP VALUE FUND H SHARES                                  60.6330            5.55 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO SHIRLEY M WILLIAMS
PO BOX 381
TENINO WA  98589-0381

ARMADA LIMITED MATURITY BOND H SHARES                              4,976.7010           32.86 %
FIRST CLEARING CORPORATION
A/C 8575-0813
GEORGIA T VORHIES
4211 WATERBROOK WAY
GREENWOOD IN  46143-9310

ARMADA LIMITED MATURITY BOND H SHARES                              4,971.7300           32.82 %
FIRST CLEARING CORPORATION
A/C 8362-1585
JOSEPH J TIZIANI IRA #2
FCC AS CUSTODIAN
P.O. BOX 4223
HORSESHOE BAY TX  78657-4223

ARMADA LIMITED MATURITY BOND H SHARES                              1,996.2900           13.18 %
FIRST CLEARING CORPORATION
A/C 2873-4354
JAMES A DOXEY (IRA ROLLOVER)
FCC AS CUSTODIAN
5381 N RIVERVIEW


KALAMAZOO MI  49004-1544

ARMADA LIMITED MATURITY BOND H SHARES                              1,984.1270           13.10 %
FIRST CLEARING CORPORATION
A/C 4836-3605
JOANNE F KOBA &
BETTY SCHROEDER
5603 STORYBOOK LN
PLAM FIELD IL  60544-6674

ARMADA LIMITED MATURITY BOND H SHARES                              1,001.4500            6.61 %
FIRST CLEARING CORPORATION
A/C 2043-6666
RICHARD T CAMPBELL TTEE
7509 W 163RD STREET
TINLEY PARK IL  60477-1548

ARMADA MICHIGAN MUNI BOND H SHARES                                     9.0740           57.45 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

ARMADA MICHIGAN MUNI BOND H SHARES                                     2.2400           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1
ARMADA FUND # 1919
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA MICHIGAN MUNI BOND H SHARES                                     2.2400           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2
ARMADA FUND # 1919
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA MICHIGAN MUNI BOND H SHARES                                     2.2400           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCT #4
ARMADA FUND #1919


2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA MID CAP GROWTH H SHARES                                        17.7940           55.12 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

ARMADA MID CAP GROWTH H SHARES                                         5.4440           16.86 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1
ARMADA FUND # 1921
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA MID CAP GROWTH H SHARES                                         4.5210           14.01 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2
ARMADA FUND # 1921
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA MID CAP GROWTH H SHARES                                         4.5210           14.01 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCT #4
ARMADA FUND #1921
2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA MONEY MARKET FUND H SHARES                                 90,109.3000           99.81 %
FIRST CLEARING CORPORATION
A/C 4819-4698
TED A KLOTT
971 HILLRIDGE RD
REYNOLDSBURG OH  43068-1803

ARMADA NATIONAL TAX EXEMPT BOND H SH                                   9.8720           57.48 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD


OAKS PA  19456

ARMADA NATIONAL TAX EXEMPT BOND H SH                                   2.4340           14.17 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1
ARMADA FUND # 1923
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA NATIONAL TAX EXEMPT BOND H SH                                   2.4340           14.17 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2
ARMADA FUND # 1923
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA NATIONAL TAX EXEMPT BOND H SH                                   2.4340           14.17 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCT #4
ARMADA FUND #1923
2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA OHIO TAX EXEMPT BOND H SHARES                               2,717.9170           99.43 %
FIRST CLEARING CORPORATION
A/C 1756-8826
RUSSELL W BROOKS AND
LAVERNE M BROOKS JTWROS
6335 WALDORF PLACE
INDEPENDENCE OH  44131-3342

ARMADA PA MUNICIPAL BOND FUND H SHARES                                 9.5330           57.47 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

ARMADA PA MUNICIPAL BOND FUND H SHARES                                 2.3520           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1
ARMADA FUND # 1925


2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA PA MUNICIPAL BOND FUND H SHARES                                 2.3520           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2
ARMADA FUND # 1925
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA PA MUNICIPAL BOND FUND H SHARES                                 2.3520           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCT #4
ARMADA FUND #1925
2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA SMALL CAP GROWTH FUND H SHARES                                520.2910           69.22 %
FIRST CLEARING CORPORATION
A/C 4819-4698
TED A KLOTT
971 HILLRIDGE RD
REYNOLDSBURG OH  43068-1803

ARMADA SMALL CAP GROWTH FUND H SHARES                                213.1400           28.36 %
SEI PRIVATE TRUST COMPANY
CUST FOR THE IRA OF
FBO MAUREEN HUZINEC
4118 MAXWELL AVE
ERIE PA  16504-2534

ARMADA SMALL CAP VALUE FUND H SHARES                               1,936.0440            9.61 %
DAIN RAUSCHER INC FBO
HANSA BARKI C/F
JESSICA LYNN BARKI
OK UNF TRANSFER TO MINORS ACT
4715 INNSBROOK INN
OKLAHOMA CITY OK  73142-5111

ARMADA SMALL CAP VALUE FUND H SHARES                               1,675.4430            8.32 %
NFSC FEBO # 110-345180


FMT CO CUST IRA
FBO JACK K DREYER
33 MOON HILL RD
LEXINGTON MA  02421-6112

ARMADA SMALL CAP VALUE FUND H SHARES                               1,242.5450            6.17 %
NFSC FEBO # BT 9-904481
NFS/FMTC ROLLOVER IRA
FBO PAUL N SMITH
3 FONTAINE BLVD
WINCHESTER KY  40391-9214

ARMADA SMALL CAP VALUE FUND H SHARES                               1,218.9180            6.05 %
NFSC FEBO # BT 9-928534
NFS/FMTC IRA
FBO KELA O ADAMS
1808 CREEKSIDE DR
CLARKSVILLE IN  47129-9028

ARMADA TAX MANAGED EQUITY FD H SHARES                              2,240.1430           92.19 %
FIRST CLEARING CORPORATION
A/C 8532-1477
NEAL L WOESSNER &
JANICE F WOESSNER
64 CRESTVIEW DR
OSWEGO IL  60543-9512

ARMADA TOTAL RETURN ADVANTAGE H SHARES                                 9.7370           57.45 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD
OAKS PA  19456

ARMADA TOTAL RETURN ADVANTAGE H SHARES                                 2.4040           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 1
ARMADA FUND # 1929
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA TOTAL RETURN ADVANTAGE H SHARES                                 2.4040           14.18 %


BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCOUNT # 2
ARMADA FUND # 1929
2 HERITAGE DRIVE 3RD FL
N QUINCY MA  02171-2144

ARMADA TOTAL RETURN ADVANTAGE H SHARES                                 2.4040           14.18 %
BOSTON FINANCIAL DATA SERVICES
CORP ACTION AUDIT ACCT #4
ARMADA FUND #1929
2 HERITAGE DR  3RD FL
N QUINCY MA  02171-2144

ARMADA US GOVERNMENT INCOME H SHARES                                 798.6010           97.71 %
FIRST CLEARING CORPORATION
A/C 8317-4412
CLAYTON E THOMAS (IRA)
FCC AS CUSTODIAN
809 DUNBAR DR
CUMBERLAND IN  46229-3227

ARMADA OHIO TAX EXEMPT BOND B SHARES                               3,626.4730           92.70 %
FIRST CLEARING CORPORATION
A/C 2615-4740
DONNA J DALFERRO &
PAUL R DALFERRO
3322 MAPLE AVE
CASTALIA OH  44824-9446

ARMADA OHIO TAX EXEMPT BOND B SHARES                                 271.1190            6.93 %
FIRST CLEARING CORPORATION
A/C 2067-8967
MARTIN H CONNOR
MARTIN H CONNOR
2084 JENNIFER ST
AKRON OH  44313-4761

ARMADA TAX EXMPT MONEY MARKET B SHARES                               100.0000          100.00 %
SEI INVESTMENTS CO
ATTN  ROB SILVESTRI
1 FREEDOM VALLEY RD


OAKS PA  19456

                                   APPENDIX A
                                   ----------

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS
-------------------------

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS
------------------------

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS
------------------------------------------------

STANDARD & POOR'S

         CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             -  Positive means that a rating may be raised.
             -  Negative means that a rating may be lowered.
             -  Stable means that a rating is not likely to change.
             -  Developing means a rating may be raised or lowered.
             -  N.M. means not meaningful.

MOODY'S

        WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS
----------------------

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS
--------------------

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                   APPENDIX B
                                   ----------

         As stated in the Prospectus, the Emerging Markets, International Equity, Small Cap Growth and Small/Mid Cap Value Funds (the "Funds") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

         USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

         DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

         EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the adviser believes that because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of
98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

         The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX FUTURES CONTRACTS

         GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

         Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         The Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

         In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

MARGIN PAYMENTS

         Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

         There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the advisers. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser.

         Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisers may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

         The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                    FORM N-1A
                                    ---------

                           PART C - OTHER INFORMATION


ITEM 23. EXHIBITS.

         (a) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No.
                  48").

                  1. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a(1) to PEA No. 48.

                  2. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a(2) to PEA No. 48.

                  3. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

                  4. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                  5. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.


                  6. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity

                           Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  7. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  8. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                  9. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                  10. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

                  11. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

                  12. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

                  13. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

                  14. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit a(14) to Post-Effective Amendment No. 53 to Registrant's

                           Registration Statement filed on September 29, 2000 ("PEA No. 53").


                  15. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit a(15) to PEA No. 53.

                  16. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit a(16) to PEA No. 53.

                  17. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit a(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

                  18. Certificate of Classification of Shares reflecting the creation of Class PP, Class PP - Special Series 1, Class PP - Special Series 2 and Class PP - Special Series 3 shares representing interests in the Micro Cap Value Fund is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on December 21, 2001.

                  19. Certificate of Classification of Shares reflecting the creation of Special Series 4 Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Micro Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax-Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Tax-Exempt Money Market, Treasury Money Market, Treasury Plus Money Market and Strategic Income Bond Funds is incorporated herein by reference to Exhibit a(19) to Post Effective

                           Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on January 29, 2002.

                  20. Certificate of Classification of Shares reflecting the creation of Class QQ, Class QQ-Special Series 1, Class QQ-Special Series 2, Class QQ-Special Series 3, Class QQ-Special Series 4 and Class RR shares representing interests in the Armada High Yield Bond Fund and Armada Low Fee Money Market Fund.

                  21. Certificate of Classification of Shares reflecting the creation of Class SS, Class SS-Special Series 1, Class SS-Special Series 2, Class SS-Special Series 3 and Class SS-Special Series 4 shares representing interests in the Armada Short Duration Bond Fund.

                  22. Certificate of Classification of Shares reflecting the creation of Class TT-UA Series 1, Class TT-UA Series 2, Class UU-UA Series 1, Class UU-UA Series 2, Class VV-UA Series 1, Class VV-UA Series 2, Class WW-UA Series 1, Class WW-UA Series 2, Class XX-UA Series 1, Class XX-UA Series 2, Class YY-UA Series 1, Class YY-UA Series 2, Class ZZ-UA Series 1, Class ZZ-UA Series 2, Class AAA-UA Series 1, Class AAA-UA Series 2, Class BBB-UA Series 1, Class BBB-UA Series 2, Class CCC-UA Series 1, Class CCC-UA Series 2, Class DDD-UA Series 1 and Class DDD-UA Series 2 shares representing interests in the UA Series of Funds of Armada.


                  (b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit (b) to PEA No. 48.

                           1. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b(1) to PEA No. 48.

                           2. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit 2(b) to PEA No. 35.

                           3. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit b(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

                           4. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit b(4) to PEA No. 52.

                  (c) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.


                  (d)      1.       Advisory Agreement for the Money Market,
                                    Treasury Money Market, Government Money
                                    Market, Tax Exempt Money Market,
                                    Pennsylvania Tax Exempt Money Market,
                                    National Tax Exempt Bond, Intermediate Bond,
                                    GNMA, Bond, Equity Growth, Equity Income,
                                    Small Cap Value, Ohio Tax Exempt Bond and
                                    Pennsylvania Municipal Bond Funds between
                                    Registrant and National City Bank, dated
                                    November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

                           2. First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on
                                    July 18, 2001 ("PEA No. 57").

                           3. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to
                                    Exhibit 5(b) to PEA No. 44.

                           4. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to
                                    Exhibit 5(c) to PEA No. 44.

                           5. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

                           6. First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit (d)(6) to PEA No. 57.

                           7. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

                           8. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit h(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

                           9. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit d(8) to PEA No. 53.

                           10. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit d(9) to PEA No. 52.

                           11. Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(11) to PEA No. 57.

                           12. Form of Advisory Agreement for the Small/Mid Cap Value Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on April 12, 2002 ("PEA No. 61").


                           13. Form of Advisory Agreement for the Armada High Yield Bond Fund between Registrant and National City Investment Management Company.

                           14. Form of Advisory Agreement for the Armada Short Duration Bond Fund between Registrant and National City Investment Management Company.

                           15. Form of Advisory Agreement for the UA Series of Funds including UA Emerging Markets Fund, UA International Equity Fund, UA Large Cap Ultra Fund, UA Large Cap Value Fund, UA Real Estate

                                    Fund, UA Small Cap Growth Fund, UA Small/Mid
                                    Cap Value Fund, UA High Yield Bond Fund, UA
                                    Short Duration Bond Fund, UA U.S. Government
                                    Income Fund and UA Money Market Fund between
                                    Registrant and National City Investment
                                    Management Company.


                  (e) Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated herein by reference to Exhibit (6) to PEA No. 44.

                  (f)               None.


                  (g)      1.       Custodian Services Agreement between
                                    Registrant and National City Bank, dated
                                    November 7, 1994 is incorporated herein by reference to Exhibit g(1) to PEA No. 48.

                           2. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g(2) to PEA No. 48.

                           3. Exhibit A dated March 1, 2001 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(3) to PEA No. 57.

                           4. Amended and Restated Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank is incorporated herein by reference to Exhibit
                                    (g)(4) to Post-Effective Amendment No. 58 to
                                    Registrant's Registration Statement filed on
                                    September 28, 2001 ("PEA No. 58").

                  (h)      1.       Co-Administration Agreement among
                                    Registrant, SEI Investments Mutual Funds
                                    Services and National City Bank, dated
                                    August 15, 2000, effective as of August 1,
                                    2000 is incorporated herein by reference to Exhibit h(1) to PEA No. 54.

                           2. Exhibit A dated March 31, 2001 to the Co-Administration and Accounting Services Agreement among Registrant, SEI Investments Mutual Funds Services and National City Bank, dated August 15, 2000, effective as of August 1, 2000 is incorporated herein by reference to Exhibit (h)(2) to PEA No. 57.


                           3. First Amendment dated March 1, 2002 to the Co-Administration Agreement between
                                    Registrant, SEI Investments Mutual Funds
                                    Services and National City Bank.

                           4. Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

                           5. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(d) to PEA No. 41.

                           6. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated herein by reference to Exhibit No. h(7) to PEA No. 52.

                           7. Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit h(5) to PEA No. 53.

                           8. Amendment dated February 12, 2001 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit
                                    (h)(7) to PEA No. 57.

                           9. Amendment dated March 1, 2001 to the Transfer Agency and Service Agreement with State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(8) to PEA No. 57.

                           10. Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 27, 2001 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 61.

                           11. Shareholder Services Plan for Class 2 Shares approved by the Board of Trustees on May 16, 2002.

                           12. Form of Servicing Agreement is incorporated herein by reference to Exhibit (h)(10) to PEA No. 61.

                           13.      Form of Servicing Agreement for Class 2
                                    Shares.

                           14. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.


                  (i)(1) Opinion of Drinker Biddle and Reath LLP as counsel to Registrant dated April 29, 2002 is incorporated herein by reference to Exhibit (i) to PEA No. 62.

                     (2) Opinion of Drinker Biddle & Reath LLP as counsel to Registrant.

                  (j)      Consent of Drinker Biddle & Reath LLP.

                  (k)      None.

                  (l)      1.       Purchase Agreement between Registrant and
                                    McDonald & Company Securities, Inc. dated
                                    January 28, 1986 is incorporated herein by reference to Exhibit l(1) to PEA No. 48.

                           2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit l(2) to PEA No. 48.

                           3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit l(3) to PEA No. 48.

                           4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated December 20, 1989 is incorporated herein by reference to Exhibit l(4) to PEA No. 48.

                           5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit l(5) to PEA No. 48.

                           6. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to Exhibit 1(6) to PEA No. 48.

                           7. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit l(7) to PEA No. 48.

                           8. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit l(8) to PEA No. 48.

                           9. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit l(9) to PEA No. 48.

                           10. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Bond

                                    Fund is incorporated herein by reference to Exhibit l(10) to PEA No. 48.

                           11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.

                           12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

                           13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to
                                    Exhibit 13(l) to PEA No. 33.

                           14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

                           15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to PEA No. 36.

                           16. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U - Special Series 1) is incorporated herein by reference to Exhibit l(16) to PEA No. 52.

                           17. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit 1(17) to PEA No. 53.

                           18.      Form of Purchase Agreement between
                                    Registrant and SEI Investments Distribution
                                    Co. with respect to the Real Return
                                    Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.

                           19. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

                           20. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each

                                    Fund is incorporated herein by reference to
                                    Exhibit 1(20) to PEA No. 53.

                           21. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund is incorporated herein by reference to Exhibit l(21) to PEA No. 53.

                           22. Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund (Class BB and Class BB - Special Series 1) is incorporated herein by reference to Exhibit l(22) to PEA No. 52.

                           23. Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2) and the National Tax-Exempt Fund (Class L, Class L - Special Series 1 and Class L - Special Series 2) is incorporated herein by reference to Exhibit l(23) to PEA No. 52.

                           24. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U) is incorporated herein by reference to Exhibit l(24) to PEA No. 52.

                           25. Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit l(25) to PEA No. 52.

                           26. Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania Municipal Bond Funds is incorporated herein by reference to Exhibit 1(26) to PEA No. 53.

                           27.      Form of Purchase Agreement between
                                    Registrant and SEI Investments Distribution
                                    Co. with respect to the Strategic Income
                                    Bond Fund (Class MM, Class MM - Special
                                    Series 1, Class MM -

                                    Special Series 2 and Class MM - Special
                                    Series 3) is incorporated herein by
                                    reference to Exhibit l(26) to PEA No. 52.

                           28. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit
                                    (l)(28) to PEA No. 61.

                           29.      Form of Purchase Agreement between
                                    Registrant and SEI Investments Distribution
                                    Co. with respect to the Small/Mid Cap Value
                                    Fund is incorporated herein by reference to Exhibit (l)(29) to PEA No. 61.


                           30.      Form of Purchase Agreement between
                                    Registrant and SEI Investments Distribution
                                    Co. with respect to the Armada High Yield
                                    Bond Fund.

                           31.      Form of Purchase Agreement between
                                    Registrant and SEI Investments Distribution
                                    Co. with respect to the Armada Short
                                    Duration Bond Fund.

                           32.      Form of Purchase Agreement between
                                    Registrant and SEI Investments Distribution
                                    Co. with respect to the UA Series of Funds.


                  (m)      1.       Service and Distribution Plan for the A
                                    (formerly, Retail) and I (formerly,
                                    Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA
                                    No. 38.

                           2. B Shares Distribution Plan is incorporated herein by reference to Exhibit m(2) to PEA No. 58.

                           3. C Shares Distribution Plan is incorporated herein by reference to Exhibit m(3) to PEA No. 58.

                           4. H Shares Distribution Plan is incorporated herein by reference to Exhibit m(4) to PEA No. 59.


                           5.       Class 1 Shares Distribution Plan.

                           6.       Class 2 Shares Distribution Plan.

                  (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised May 16, 2002.

                  (p)      1.       Code of Ethics of Armada Funds and the
                                    Armada Advantage Fund.

                           2.       Code of Ethics of SEI Investments
                                    Distribution Co.

                           3. Code of Ethics of National City Investment Management Company is incorporated herein by reference to Exhibit p(3) to PEA No. 53.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


             Registrant is controlled by its Board of Trustees.

ITEM 25.     INDEMNIFICATION.

             Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in
Article 6 of the Distribution Agreement, incorporated by reference as Exhibit
(e) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency and Service Agreements, incorporated by reference as Exhibits g(1) and h(3) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

             In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:

             9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

             The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

             Section 12 of Registrant's Custodian Services Agreement provides as follows:

             12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

             In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

             Section 6 of Registrant's Transfer Agency Agreement provides as follows:

             6.       Indemnification

             6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                          (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                          (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                          (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                          (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                          (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                          (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

             6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the

                          Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

             6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

             6.4 In order that the indemnification provisions contained in this Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

             Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

             (a) Investment Adviser: National City Investment Management Company ("IMC")

             IMC performs investment advisory services for Registrant and certain other investment advisory customers. IMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under IMC, a registered investment adviser. As of August 5, 1998, IMC assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund and the Total Return Advantage Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds, which Sub-Administration Agreement is no longer in effect. As of August 1, 1998, Wellington Management Company LLP ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of IMC began making the investment decisions for the Fund. As of April 18, 2001, National Asset Management Corporation ceased serving as the sub-adviser to the Core Equity and Total Return Advantage Funds and the Equity Team and Taxable Fixed Income Team of IMC began making the investment decisions of the Core Equity Fund and Total Return Advantage Fund, respectively.

             To the knowledge of Registrant, none of the directors or officers of IMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                                  Position with National
                                  City Investment
                                  Management                       Other Business              Type of
Name                              Company                          Connections                 Business
----                              -----------------                ----------------            --------
Paul Clark                        Chairman                         National City Bank          Bank affiliate

Kathleen T. Barr                  Managing Director                National City Bank          Bank affiliate

Joseph C. Penko                   Vice President/                  National City Bank          Bank affiliate
                                  Treasurer/ Director of
                                  Compliance and Finance

Donald L. Ross                    Director, President,             National City Bank          Bank affiliate
                                  Chief Investment
                                  Officer and Managing
                                  Director

Sandra I. Kiely                   Managing Director and            National City Bank          Bank affiliate
                                  Chief Administrative
                                  Officer

Timothy F. McDonough              Managing Director of             National City Bank          Bank affiliate
                                  Client Services


ITEM 27.     PRINCIPAL UNDERWRITER.

                          (a) Furnish the name of each investment company (other
             than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

             Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

                             SEI Daily Income Trust
                             SEI Liquid Asset Trust
                              SEI Tax Exempt Trust
                                 SEI Index Funds
                         SEI Institutional Managed Trust
                      SEI Institutional International Trust
                         The Advisors' Inner Circle Fund
                                STI Classic Funds
                                 The Arbor Fund
                               Bishop Street Funds
                           STI Classic Variable Trust
                           SEI Asset Allocation Trust
                       SEI Institutional Investments Trust
                                 HighMark Funds
                                Expedition Funds
                              Oak Associates Funds
                              The Nevis Fund, Inc.
                                CNI Charter Funds
                            The Armada Advantage Fund
                               Amerindo Funds Inc.
                          SEI Insurance Products Trust
                                 Pitcairn Funds
                             First Focus Funds, Inc.
                            JohnsonFamily Funds, Inc.
                                  The MDL Funds
                                  iShares Inc.
                                  iShares Trust
                        Causeway Capital Management Trust


                  The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                           (b) Furnish the information required by the following
                  table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------

Alfred P. West, Jr.             Director, Chairman of the Board of                            --
                                Directors

Richard B. Lieb                 Director, Executive Vice President                            --

                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------

Carmen V. Romeo                 Director                                                      --

Mark J. Held                    President & Chief Operating Officer                           --

Dennis J. McGonigle             Executive  Vice President                                     --

Robert M. Silvestri             Chief Financial Officer & Treasurer                           --

Carl A. Guarino                 Senior Vice President                                         --

Jack May                        Senior Vice President                                         --

Kevin P. Robins                 Senior Vice President                                         --

Patrick K. Walsh                Senior Vice President                                         --

Wayne M. Withrow                Senior Vice President                                         --

Robert Aller                    Vice President                                                --

Todd Cipperman                  Senior Vice President & General Counsel                       --

Robert Crudup                   Vice President & Managing Director                            --

Richard A. Deak                 Vice President & Assistant Secretary                          --

Barbara Doyne                   Vice President                                                --

Jeff Drennen                    Vice President                                                --

Scott W. Dellorfano             Vice President & Managing Secretary                           --

Vic Galef                       Vice President & Managing Director                            --

Lydia A. Gavalis                Vice President & Assistant Secretary                          --

Greg Gettinger                  Vice President & Assistant Secretary                          --

Kathy Heilig                    Vice President                                                --

Bridget Jensen                  Vice President                                                --

Jeff Jacobs                     Vice President                                                --

Ellen Marquis                   Vice President                                                --

Samuel King                     Vice President                                                --

Kim Kirk                        Vice President & Managing Director                            --

John Krzeminski                 Vice President & Managing Director                            --

Christine M. McCullough         Vice President & Assistant Secretary                          --

Carolyn McLaurin                Vice President & Managing Director                            --

John D. Anderson                Vice President & Managing Director                            --

                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------
Mark Nagle                      Vice President                                                --

Joanne Nelson                   Vice President                                                --

Karen LaTourette                Secretary

Rob Redican                     Vice President                                                --

Maria Rinehart                  Vice President                                                --

Daniel Spaventa                 Vice President                                                --

Steven A. Gardner               Vice President & Managing Director                            --

Sherry K. Vetterlein            Vice President & Assistant Secretary                          --

Lori L. White                   Vice President & Assistant Secretary                          --

Timothy D. Barto                Vice President & Assistant Secretary                  Assistant Treasurer

William E. Zitelli, Jr.         Vice President & Assistant Secretary                          --

Scott C. Fanatico               Vice President & Managing Director                            --

John Kirk                       Vice President & Managing Director                            --

Alan H. Lauder                  Vice President & Managing Director                            --

Paul Lonergan                   Vice President & Managing Director                            --

Steve Smith                     Vice President                                                --

Kathryn L. Stanton              Vice President                                                --

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS.

             (a) National City Investment Management Company ("IMC"), 1900 East Ninth Street, Cleveland, Ohio, 44114-3484; and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135; (records relating to their functions as investment adviser and custodian); and National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to IMC's former function as investment adviser to the predecessor Parkstone Group of Funds).


             (b) SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as distributor, accounting agent and Co. administrator).


             (c) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

             (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).


ITEM 29.     MANAGEMENT SERVICES.

             Inapplicable.

ITEM 30.     UNDERTAKINGS.

             None.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 63 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 21st day of June, 2002.


                                   ARMADA FUNDS
                                   Registrant


                                   *Robert D. Neary
                                   ---------------------------------------------
                                   Trustee and Chairman of the Board
                                   Robert D. Neary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 63 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                                   Date
---------                     -----                                   ----

/s/ Chris Salfi               Treasurer                         June 21, 2002
------------------
 Chris Salfi

*John F. Durkott              Trustee                           June 21, 2002
--------------------
 John F. Durkott

*Robert J. Farling            Trustee                           June 21, 2002
---------------------
 Robert J. Farling

*Richard W. Furst             Trustee                           June 21, 2002
--------------------
 Richard W. Furst

*Gerald Gherlein              Trustee                           June 21, 2002
--------------------
Gerald Gherlein

*Herbert Martens              President and Trustee             June 21, 2002
--------------------
Herbert Martens

* Robert D. Neary             Trustee and Chairman              June 21, 2002
-------------------
 Robert D. Neary              of the Board

* J. William Pullen           Trustee                           June 21, 2002
--------------------
 J. William Pullen




*By: /s/ W. Bruce McConnel
     ----------------------
          W. Bruce McConnel
          Attorney-in-Fact

                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Armada Funds on November 27, 2001 and remains in effect on the date hereof:


                  FURTHER RESOLVED, that the trustees and officers of Armada required to execute any amendment to Armada's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Herbert R. Martens, Jr., and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Armada and any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said trustees and officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as said officers or trustees, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.




                                  ARMADA FUNDS




                                  By:      /s/ W. Bruce McConnel
                                           ------------------------------
                                           W. Bruce McConnel
                                           Secretary


Dated:  June 21, 2002

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Robert D. Neary
-------------------
Robert D. Neary

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ John F. Durkott
-------------------
John F. Durkott

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/Richard W. Furst
-------------------
Richard W. Furst

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Robert J. Farling
---------------------
Robert J. Farling

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ J. William Pullen
---------------------
J. William Pullen

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Herbert
R. Martens, Jr. , hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Herbert R. Martens, Jr.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                  EXHIBIT INDEX
                                  -------------

(a)(20) Certificate of Classification of Shares with respect to the Armada High Yield Bond Fund and the Low Fee Money Market Fund.

(a)(21) Certificate of Classification of Shares with respect to the Armada Short Duration Bond Fund.

(a)(22) Certificate of Classification of Shares with respect to the UA Series of Funds of Armada.

(d)(13) Form of Advisory Agreement between the Registrant and National City Investment Management Company with respect to the Armada High Yield Bond Fund.

(d)(14) Form of Advisory Agreement between the Registrant and National City Investment Management Company with respect to the Armada Short Duration Bond Fund.

(d)(15) Form of Advisory Agreement between the Registrant and National City Investment Management Company with respect to the UA Series of Funds.

(h)(3) First Amendment dated March 1, 2002 to the Co-Administration Agreement between Registrant, SEI Investments Mutual Funds Services and National City Bank.

(h)(11)         Shareholder Services Plan for Class 2 Shares approved May 16,
                2002.

(h)(13)         Form of Servicing Agreement-Class 2 Shares.

(i)(2)          Opinion of Drinker Biddle & Reath LLP.

(j)             Consent of Drinker Biddle & Reath LLP.

(l)(30) Form of Purchase Agreement between the Registrant and SEI Investments Distribution Co. with respect to the Armada High Yield Bond Fund.

(l)(31) Form of Purchase Agreement between the Registrant and SEI Investments Distribution Co. with respect to the Armada Short Duration Bond Fund.

(l)(32) Form of Purchase Agreement between the Registrant and SEI Investments Distribution Co. with respect to the UA Series of Funds.

(m)(5)          Class 1 Shares Distribution Plan approved May 16, 2002.

(m)(6)          Class 2 Shares Distribution Plan approved May 16, 2002.

(n) Amended and Restated Plan Pursuant to Rule 18F-3 for Operation of a Multi-Class System approved May 16, 2002.

(p)(1)          Code of Ethics for Armada Funds and The Armada Advantage Fund.

(p)(2)          Code of Ethics for SEI Investments Distribution Co.





















































                                      -2-